UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

Anchor Series Trust

(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311

(Address of principal executive offices)             (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300,

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1.	Reports to Stockholders

ANCHOR SERIES TRUST

SEMI-ANNUAL REPORT

JUNE 30, 2021

Dear Anchor Series Trust Investor:

We are pleased to present our semiannual report for the Anchor Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the Anchor Series Trust portfolios for the reporting period ended June 30, 2021. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

Anchor Series Trust

Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

1

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank of Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

2

ANCHOR SERIES TRUST

EXPENSE EXAMPLE June 30, 2021

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a separate series (a “Portfolio”) in the Anchor Series Trust (the “Trust”), you incur ongoing costs, including management fees and/or service (12b-1) fees and other Portfolio expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at January 1, 2021 and held until June 30, 2021. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager, as well as non-affiliated life insurance companies. The fees and expenses associated with the Variable Contracts are not included in these examples, and had such fees and expenses been included, your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2021” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended June 30, 2021” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2021” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended June 30, 2021” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2021” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

ANCHOR SERIES TRUST

EXPENSE EXAMPLE (continued) June 30, 2021

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at January 1, 2021	Ending Account Value Using Actual Return at June 30, 2021	Expenses Paid During the Six Months Ended June 30, 2021	Beginning Account Value at January 1, 2021	Ending Account Value Using a Hypothetical 5% Annual Return at June 30, 2021	Expenses Paid During the Six Months Ended June 30, 2021	Annualized Expense Ratio*
SA PGI Asset Allocation
Class 1	$1,000.00	$1,089.24	$4.04	$1,000.00	$1,020.93	$3.91	0.78%
Class 2	$1,000.00	$1,087.93	$4.81	$1,000.00	$1,020.18	$4.66	0.93%
Class 3	$1,000.00	$1,087.35	$5.33	$1,000.00	$1,019.69	$5.16	1.03%
SA Wellington Capital Appreciation
Class 1	$1,000.00	$1065.59	$3.74	$1,000.00	$1,021.17	$3.66	0.73%
Class 2	$1,000.00	$1064.80	$4.51	$1,000.00	$1,020.43	$4.41	0.88%
Class 3	$1,000.00	$1064.17	$5.02	$1,000.00	$1,019.93	$4.91	0.98%
SA Wellington Government and Quality Bond
Class 1	$1,000.00	$983.26	$2.75	$1,000.00	$1,022.02	$2.81	0.56%
Class 2	$1,000.00	$982.69	$3.49	$1,000.00	$1,021.27	$3.56	0.71%
Class 3	$1,000.00	$981.98	$3.98	$1,000.00	$1,020.78	$4.06	0.81%
SA Wellington Strategic Multi-Asset#
Class 1	$1,000.00	$1,057.20	$4.39	$1,000.00	$1,020.53	$4.31	0.86%
Class 3	$1,000.00	$1,056.53	$5.66	$1,000.00	$1,019.29	$5.56	1.11%

*

Expenses are equal to each Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days in the period then divided by 365 days (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#

During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2021” and “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2021” and the “Annualized Expense Ratio” would have been lower.

4

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO PROFILE — June 30, 2021 — (unaudited)

Industry Allocation*

Exchange-Traded Funds	9.1%
Real Estate Investment Trusts	4.2
Federal National Mtg. Assoc.	4.1
Electric-Integrated	3.8
Diversified Banking Institutions	3.8
Applications Software	2.9
Medical-Drugs	2.7
Repurchase Agreements	2.5
Diversified Financial Services	1.9
Medical Products	1.8
Computers	1.8
Banks-Commercial	1.7
E-Commerce/Products	1.7
Pipelines	1.5
Federal Home Loan Mtg. Corp.	1.4
Enterprise Software/Service	1.4
Banks-Super Regional	1.3
Medical Instruments	1.3
Cellular Telecom	1.2
Oil Companies-Integrated	1.2
Web Portals/ISP	1.2
Government National Mtg. Assoc.	1.2
Cable/Satellite TV	1.2
Finance-Credit Card	1.2
Semiconductor Equipment	1.1
Investment Management/Advisor Services	1.1
Retail-Discount	1.1
Electronic Components-Semiconductors	1.0
Commercial Services-Finance	1.0
Electronic Forms	0.9
Insurance-Property/Casualty	0.9
Finance-Other Services	0.9
Oil Companies-Exploration & Production	0.9
United States Treasury Notes	0.9
Diagnostic Equipment	0.9
Internet Content-Entertainment	0.9
Sovereign	0.9
Chemicals-Diversified	0.8
Medical-HMO	0.8
Instruments-Controls	0.8
Finance-Investment Banker/Broker	0.8
Transport-Rail	0.8
Diversified Manufacturing Operations	0.7
Industrial Gases	0.7
Apparel Manufacturers	0.7
Auto/Truck Parts & Equipment-Original	0.7
Medical-Biomedical/Gene	0.7
Beverages-Non-alcoholic	0.7
Machinery-Farming	0.6
Retail-Apparel/Shoe	0.6
Containers-Paper/Plastic	0.6
Non-Hazardous Waste Disposal	0.6
Machinery-Construction & Mining	0.6
Machinery-General Industrial	0.6
Insurance-Multi-line	0.5
Telecom Services	0.5
Food-Meat Products	0.5
Auto-Heavy Duty Trucks	0.5
Soap & Cleaning Preparation	0.5
Private Equity	0.5
Brewery	0.4
Semiconductor Components-Integrated Circuits	0.4

Food-Misc./Diversified	0.4%
Toys	0.4
Containers-Metal/Glass	0.4
Retail-Gardening Products	0.4
Telephone-Integrated	0.4
Electric-Transmission	0.4
Chemicals-Specialty	0.3
Oil Refining & Marketing	0.3
Tools-Hand Held	0.3
Data Processing/Management	0.3
Office Automation & Equipment	0.3
Pharmacy Services	0.3
Steel-Specialty	0.3
Computer Services	0.3
Athletic Footwear	0.3
Agricultural Biotech	0.3
Transport-Services	0.3
Banks-Fiduciary	0.3
Retail-Restaurants	0.3
U.S. Government Treasuries	0.3
Computer Software	0.3
Drug Delivery Systems	0.3
Disposable Medical Products	0.3
Recreational Vehicles	0.3
Office Supplies & Forms	0.3
Electronic Components-Misc.	0.3
Medical-Hospitals	0.3
Airlines	0.3
Gas-Distribution	0.3
Auto-Cars/Light Trucks	0.2
Insurance-Reinsurance	0.2
Physical Therapy/Rehabilitation Centers	0.2
Machine Tools & Related Products	0.2
Electric Products-Misc.	0.2
Rubber-Tires	0.2
Entertainment Software	0.2
Golf	0.2
Telecom Equipment-Fiber Optics	0.2
Advertising Agencies	0.2
Aerospace/Defense	0.2
Batteries/Battery Systems	0.2
Web Hosting/Design	0.2
Building-Mobile Home/Manufactured Housing	0.2
Hotels/Motels	0.2
Textile-Apparel	0.2
Transport-Truck	0.2
Metal-Copper	0.2
Retail-Automobile	0.2
Casino Hotels	0.1
Multimedia	0.1
Telecommunication Equipment	0.1
Agricultural Operations	0.1
Trucking/Leasing	0.1
Vitamins & Nutrition Products	0.1
Financial Guarantee Insurance	0.1
Power Converter/Supply Equipment	0.1
Athletic Equipment	0.1
Coatings/Paint	0.1
Insurance-Mutual	0.1
Beverages-Wine/Spirits	0.1
Metal Processors & Fabrication	0.1

5

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO PROFILE — June 30, 2021 — (unaudited) — (continued)

Industry Allocation* (continued)

Shipbuilding	0.1%
Real Estate Management/Services	0.1
Security Services	0.1
Cosmetics & Toiletries	0.1
Electric-Distribution	0.1
Insurance-Life/Health	0.1
Commercial Services	0.1
Building-Residential/Commercial	0.1
Building & Construction Products-Misc.	0.1
Finance-Mortgage Loan/Banker	0.1
Building Products-Air & Heating	0.1
Filtration/Separation Products	0.1
E-Commerce/Services	0.1
Paper & Related Products	0.1
Savings & Loans/Thrifts	0.1
Auction Houses/Art Dealers	0.1

100.2%

*	Calculated as a percentage of net assets

6

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 58.2%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	9,358	$304,041

Agricultural Biotech — 0.3%
Corteva, Inc.	11,819	524,173

Apparel Manufacturers — 0.7%
Deckers Outdoor Corp.†	3,197	1,227,872

Applications Software — 2.9%
Microsoft Corp.	12,128	3,285,475
Roper Technologies, Inc.	2,470	1,161,394
ServiceNow, Inc.†	1,384	760,577

		5,207,446

Athletic Equipment — 0.1%
YETI Holdings, Inc.†	2,523	231,662

Athletic Footwear — 0.3%
NIKE, Inc., Class B	3,477	537,162

Auction Houses/Art Dealers — 0.1%
Ritchie Bros. Auctioneers, Inc.	1,578	93,544

Auto-Cars/Light Trucks — 0.1%
Ferrari NV	1,007	207,492

Auto-Heavy Duty Trucks — 0.5%
PACCAR, Inc.	7,290	650,633
Volvo AB ADR	8,264	199,649

		850,282

Auto/Truck Parts & Equipment-Original — 0.7%
Autoliv, Inc.	541	52,888
Linamar Corp.	3,559	223,227
Magna International, Inc.	9,705	899,071

		1,175,186

Banks-Commercial — 1.5%
Banco Bilbao Vizcaya Argentaria SA ADR	12,226	75,923
Bank OZK	10,105	426,027
Cathay General Bancorp	5,073	199,673
Cullen/Frost Bankers, Inc.	2,170	243,040
East West Bancorp, Inc.	5,014	359,454
First Republic Bank	3,427	641,432
ING Groep NV ADR	10,252	135,736
Nordea Bank Abp ADR	17,324	192,643
ServisFirst Bancshares, Inc.	3,505	238,270
Washington Trust Bancorp, Inc.	1,937	99,465

		2,611,663

Banks-Super Regional — 0.7%
PNC Financial Services Group, Inc.	6,737	1,285,150

Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	6,980	300,000

Beverages-Non-alcoholic — 0.7%
Coca-Cola Co.	9,394	508,309
Keurig Dr Pepper, Inc.	18,446	650,037

		1,158,346

Beverages-Wine/Spirits — 0.1%
Diageo PLC ADR	1,100	210,859

Brewery — 0.1%
Ambev SA ADR	55,156	189,737

Security Description	Shares	Value (Note 2)
Building & Construction Products-Misc. — 0.1%
James Hardie Industries PLC ADR	4,049	$138,435

Building & Construction-Misc. — 0.0%
Comfort Systems USA, Inc.	928	73,117

Building Products-Air & Heating — 0.1%
Lennox International, Inc.	350	122,780

Building-Mobile Home/Manufactured Housing — 0.2%
LCI Industries	2,073	272,434

Building-Residential/Commercial — 0.1%
MDC Holdings, Inc.	2,780	140,668

Cable/Satellite TV — 0.4%
Cable One, Inc.	229	438,034
Comcast Corp., Class A	4,863	277,288

		715,322

Cellular Telecom — 0.7%
T-Mobile US, Inc.†	9,184	1,330,119

Chemicals-Diversified — 0.5%
Croda International PLC ADR	5,973	305,997
FMC Corp.	997	107,875
Huntsman Corp.	6,641	176,119
PPG Industries, Inc.	2,085	353,971

		943,962

Chemicals-Specialty — 0.2%
Givaudan SA ADR	2,975	276,348
H.B. Fuller Co.	1,639	104,257

		380,605

Coatings/Paint — 0.1%
RPM International, Inc.	2,461	218,241

Commercial Services — 0.1%
John Wiley & Sons, Inc., Class A	2,458	147,922

Commercial Services-Finance — 1.0%
Experian PLC ADR	4,384	169,661
Morningstar, Inc.	398	102,330
PayPal Holdings, Inc.†	5,276	1,537,848

		1,809,839

Computer Services — 0.3%
Amdocs, Ltd.	5,382	416,352
Leidos Holdings, Inc.	1,233	124,656

		541,008

Computers — 1.5%
Apple, Inc.	19,312	2,644,972

Containers-Metal/Glass — 0.4%
Ball Corp.	8,968	726,587

Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	1,337	181,057

Cosmetics & Toiletries — 0.1%
Unilever PLC ADR	2,770	162,045

Data Processing/Management — 0.3%
Fair Isaac Corp.†	386	194,035
Fidelity National Information Services, Inc.	2,293	324,849

		518,884

7

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diagnostic Equipment — 0.9%
Thermo Fisher Scientific, Inc.	3,119	$1,573,442

Disposable Medical Products — 0.3%
CONMED Corp.	2,222	305,369
Teleflex, Inc.	435	174,779

		480,148

Diversified Banking Institutions — 1.6%
Bank of America Corp.	6,464	266,511
BNP Paribas SA ADR	2,452	76,797
JPMorgan Chase & Co.	12,698	1,975,047
Morgan Stanley	4,902	449,464

		2,767,819

Diversified Manufacturing Operations — 0.7%
EnPro Industries, Inc.	1,214	117,940
Parker-Hannifin Corp.	2,387	733,072
Trane Technologies PLC	2,585	476,002

		1,327,014

Drug Delivery Systems — 0.3%
Becton Dickinson & Co.	2,025	492,460

E-Commerce/Products — 1.4%
Amazon.com, Inc.†	700	2,408,112

E-Commerce/Services — 0.1%
Rightmove PLC	11,891	106,819

Electric Products-Misc. — 0.2%
Littelfuse, Inc.	1,477	376,325

Electric-Distribution — 0.1%
Sempra Energy	1,223	162,023

Electric-Integrated — 1.8%
ALLETE, Inc.	3,567	249,619
Alliant Energy Corp.	2,234	124,568
CLP Holdings, Ltd. ADR	25,731	256,281
Eversource Energy	3,203	257,009
IDACORP, Inc.	1,019	99,352
NextEra Energy, Inc.	20,997	1,538,660
Portland General Electric Co.	695	32,025
WEC Energy Group, Inc.	3,154	280,548
Xcel Energy, Inc.	4,352	286,710

		3,124,772

Electronic Components-Misc. — 0.3%
Hubbell, Inc.	1,185	221,405
nVent Electric PLC	7,549	235,831

		457,236

Electronic Components-Semiconductors — 0.8%
Microchip Technology, Inc.	9,155	1,370,870
Monolithic Power Systems, Inc.	378	141,164

		1,512,034

Electronic Forms — 0.9%
Adobe, Inc.†	2,838	1,662,046

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.†	697	79,339

Enterprise Software/Service — 1.2%
Black Knight, Inc.†	1,964	153,153
ManTech International Corp., Class A	640	55,385
salesforce.com, Inc.†	6,003	1,466,353

Security Description	Shares	Value (Note 2)
Enterprise Software/Service (continued)
SAP SE ADR	2,654	$372,781
Tyler Technologies, Inc.†	216	97,712

		2,145,384

Entertainment Software — 0.2%
Activision Blizzard, Inc.	3,822	364,772

Filtration/Separation Products — 0.1%
Donaldson Co., Inc.	1,847	117,340

Finance-Credit Card — 1.2%
Discover Financial Services	11,381	1,346,258
Visa, Inc., Class A	3,136	733,260

		2,079,518

Finance-Investment Banker/Broker — 0.6%
Charles Schwab Corp.	15,229	1,108,823

Finance-Mortgage Loan/Banker — 0.1%
Federal Agricultural Mtg. Corp., Class C	1,349	133,416

Finance-Other Services — 0.9%
Deutsche Boerse AG ADR	9,815	171,075
Hong Kong Exchanges & Clearing, Ltd. ADR	4,709	280,562
Nasdaq, Inc.	6,801	1,195,616

		1,647,253

Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	4,912	233,222

Food-Meat Products — 0.5%
Hormel Foods Corp.	10,787	515,079
Tyson Foods, Inc., Class A	4,754	350,655

		865,734

Food-Misc./Diversified — 0.2%
Ingredion, Inc.	2,616	236,748
Orkla ASA ADR	13,185	134,355

		371,103

Gas-Distribution — 0.1%
ONE Gas, Inc.	881	65,300
Spire, Inc.	1,092	78,919

		144,219

Golf — 0.2%
Acushnet Holdings Corp.	6,976	344,614

Industrial Gases — 0.7%
Air Liquide SA ADR	5,736	201,563
Air Products & Chemicals, Inc.	3,629	1,043,991

		1,245,554

Instruments-Controls — 0.7%
Honeywell International, Inc.	5,341	1,171,548

Insurance-Life/Health — 0.1%
AIA Group, Ltd. ADR	3,218	160,031

Insurance-Multi-line — 0.4%
Allianz SE ADR	8,682	216,963
Chubb, Ltd.	2,623	416,900

		633,863

Insurance-Property/Casualty — 0.8%
Fidelity National Financial, Inc.	18,868	820,003
James River Group Holdings, Ltd.	4,640	174,093

8

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Property/Casualty (continued)
Markel Corp.†	69	$81,883
Progressive Corp.	3,336	327,629

		1,403,608

Insurance-Reinsurance — 0.2%
Swiss Re AG ADR	19,495	440,587

Internet Content-Entertainment — 0.9%
Facebook, Inc., Class A†	4,506	1,566,781

Investment Management/Advisor Services — 1.1%
BlackRock, Inc.	1,854	1,622,194
Hamilton Lane, Inc., Class A	1,338	121,919
Raymond James Financial, Inc.	1,919	249,278

		1,993,391

Machine Tools & Related Products — 0.2%
Lincoln Electric Holdings, Inc.	3,094	407,511

Machinery-Construction & Mining — 0.6%
Caterpillar, Inc.	644	140,154
Epiroc AB ADR	30,342	692,784
Komatsu, Ltd. ADR	6,898	171,070

		1,004,008

Machinery-Farming — 0.6%
Deere & Co.	3,244	1,144,191

Machinery-General Industrial — 0.6%
Albany International Corp., Class A	2,414	215,474
Crane Co.	2,141	197,764
Kone Oyj ADR	6,381	259,834
Nordson Corp.	1,426	313,021

		986,093

Medical Instruments — 0.9%
Bio-Techne Corp.	151	67,989
Edwards Lifesciences Corp.†	9,113	943,833
Medtronic PLC	4,996	620,154

		1,631,976

Medical Products — 1.7%
Abbott Laboratories	17,042	1,975,679
Coloplast A/S ADR	11,588	189,956
Hill-Rom Holdings, Inc.	1,782	202,418
Sonova Holding AG ADR	5,336	400,787
STERIS PLC	1,454	299,960

		3,068,800

Medical-Biomedical/Gene — 0.1%
CSL, Ltd. ADR	1,742	185,262

Medical-Drugs — 2.4%
Eli Lilly & Co.	3,066	703,708
Merck & Co., Inc.	17,451	1,357,164
Novartis AG ADR	5,357	488,773
Novo Nordisk A/S ADR	1,494	125,153
Organon & Co.†	648	19,609
Pfizer, Inc.	7,763	303,999
Phibro Animal Health Corp., Class A	2,172	62,727
Roche Holding AG ADR	26,865	1,262,386

		4,323,519

Medical-HMO — 0.6%
UnitedHealth Group, Inc.	2,853	1,142,455

Security Description	Shares	Value (Note 2)
Medical-Hospitals — 0.1%
Universal Health Services, Inc., Class B	1,147	$167,955

Metal Processors & Fabrication — 0.1%
Timken Co.	2,532	204,054

Non-Hazardous Waste Disposal — 0.0%
Waste Connections, Inc.	105	12,540

Office Supplies & Forms — 0.3%
Avery Dennison Corp.	2,179	458,113

Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	1,660	54,166

Oil Companies-Exploration & Production — 0.6%
Cimarex Energy Co.	4,038	292,553
Diamondback Energy, Inc.	1,947	182,804
EOG Resources, Inc.	4,872	406,519
Whiting Petroleum Corp.†	3,847	209,854

		1,091,730

Oil Companies-Integrated — 1.0%
Chevron Corp.	15,733	1,647,875
Royal Dutch Shell PLC, Class B ADR	4,645	180,365

		1,828,240

Oil Refining & Marketing — 0.3%
HollyFrontier Corp.	4,620	151,998
Marathon Petroleum Corp.	6,254	377,867
Neste Oyj ADR	3,059	93,666

		623,531

Pipelines — 0.3%
Enterprise Products Partners LP	13,895	335,287
Targa Resources Corp.	4,336	192,735

		528,022

Power Converter/Supply Equipment — 0.1%
Schneider Electric SE ADR	7,380	233,134

Private Equity — 0.5%
KKR & Co., Inc., Class A	14,041	831,789

Real Estate Investment Trusts — 2.7%
Agree Realty Corp.	2,594	182,851
Alexandria Real Estate Equities, Inc.	4,987	907,335
American Tower Corp.	2,956	798,534
Camden Property Trust	858	113,831
CyrusOne, Inc.	4,788	342,438
Digital Realty Trust, Inc.	3,120	469,435
EastGroup Properties, Inc.	1,129	185,664
Four Corners Property Trust, Inc.	4,823	133,163
Granite Real Estate Investment Trust	3,066	204,004
Medical Properties Trust, Inc.	9,819	197,362
Prologis, Inc.	4,638	554,380
Realty Income Corp.	4,293	286,515
STORE Capital Corp.	7,033	242,709
Terreno Realty Corp.	3,012	194,334

		4,812,555

Real Estate Management/Services — 0.1%
Daito Trust Construction Co., Ltd. ADR	6,861	189,175

Recreational Vehicles — 0.3%
Brunswick Corp.	4,699	468,114

Rental Auto/Equipment — 0.0%
PROG Holdings, Inc.	1,681	80,907

9

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Apparel/Shoe — 0.6%
Lululemon Athletica, Inc.†	2,939	$1,072,647

Retail-Discount — 1.1%
Costco Wholesale Corp.	4,310	1,705,338
Target Corp.	1,061	256,486

		1,961,824

Retail-Gardening Products — 0.4%
Tractor Supply Co.	3,631	675,584

Retail-Restaurants — 0.3%
Papa John’s International, Inc.	1,330	138,905
Starbucks Corp.	3,293	368,191

		507,096

Rubber-Tires — 0.2%
Bridgestone Corp. ADR	16,510	374,777

Savings & Loans/Thrifts — 0.1%
Washington Federal, Inc.	3,051	96,961

Security Services — 0.1%
Secom Co., Ltd. ADR	9,247	175,231

Semiconductor Components-Integrated Circuits — 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,567	789,091

Semiconductor Equipment — 1.1%
ASML Holding NV	346	239,031
Lam Research Corp.	1,427	928,549
MKS Instruments, Inc.	2,394	426,012
Teradyne, Inc.	1,537	205,897
Tokyo Electron, Ltd. ADR	2,261	244,640

		2,044,129

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	956	201,477

Soap & Cleaning Preparation — 0.5%
Church & Dwight Co., Inc.	8,045	685,595
Reckitt Benckiser Group PLC ADR	8,676	155,300

		840,895

Telecom Services — 0.5%
BCE, Inc.	15,962	787,246
Telenor ASA ADR	5,362	90,618

		877,864

Telephone-Integrated — 0.4%
Verizon Communications, Inc.	11,482	643,336

Textile-Apparel — 0.2%
LVMH Moet Hennessy Louis Vuitton SE ADR	1,713	270,311

Tools-Hand Held — 0.3%
MSA Safety, Inc.	1,264	209,293
Snap-on, Inc.	1,646	367,766

		577,059

Toys — 0.4%
Hasbro, Inc.	5,234	494,717
Nintendo Co., Ltd. ADR	3,456	250,664

		745,381

Transport-Rail — 0.8%
Union Pacific Corp.	6,139	1,350,150

Security Description	Shares/ Principal Amount	Value (Note 2)
Transport-Services — 0.3%
Expeditors International of Washington, Inc.	4,124	$522,098

Water — 0.0%
Essential Utilities, Inc.	1,632	74,582

Web Portals/ISP — 1.2%
Alphabet, Inc., Class A†	903	2,204,936

Total Common Stocks (cost $76,649,935)		103,366,231

EXCHANGE-TRADED FUNDS — 9.1%
Invesco QQQ Trust, Series 1	23,240	8,236,953
iShares Russell Top 200 ETF	78,490	8,069,557

Total Exchange-Traded Funds (cost $12,726,037)		16,306,510

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.1%
Banks-Super Regional — 0.1%
PNC Financial Services Group, Inc. 6.75% due 11/01/2021(1) (cost $249,138)	$250,000	250,239

ASSET BACKED SECURITIES — 1.9%
Diversified Financial Services — 1.9%
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	200,000	203,473
BX Commercial Mtg. Trust FRS Series 2021-VINO, Class A 0.73% (1 ML+0.65%) due 05/15/2038*(2)	100,000	99,970
Carmax Auto Owner Trust Series 2021-1, Class A2A 0.22% due 02/15/2024	100,000	100,032
CCG Receivables Trust Series 2021-1, Class A2 0.30% due 06/14/2027*	100,000	99,859
CF Hippolyta LLC Series 2021-1A, Class A1 1.53% due 03/15/2061*	100,000	100,716
Citigroup Mtg. Loan Trust VRS Series 2015-PS1, Class B1 5.25% due 09/25/2042*(3)(4)	207,000	219,010
Commonbond Student Loan Trust Series 2019-AGS, Class A1 2.54% due 01/25/2047*	49,589	50,825
Commonbond Student Loan Trust Series 2018-CGS, Class A1 3.87% due 02/25/2046*	46,156	47,618
CSMC Trust VRS Series 2015-1, Class B2 3.93% due 01/25/2045*(3)(4)	57,660	59,087
Ford Credit Auto Owner Trust Series 2021-1, Class A 1.37% due 10/17/2033*	100,000	100,747
GS Mtg. Securities Trust Series 2017-GS6, Class A1 1.95% due 05/10/2050(2)	89,516	89,952
HPEFS Equipment Trust Series 2021-1A, Class A2 0.27% due 03/20/2031*	100,000	100,021
JP Morgan Mtg. Trust VRS Series 2021-1, Class A4 2.50% due 06/25/2051*(3)(4)	89,992	92,438

10

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JPMorgan Mtg. Trust VRS Series 2016-4, Class A13 3.50% due 10/25/2046*(3)(4)	$56,132	$57,244
JPMorgan Mtg. Trust VRS Series 2017-3, Class B2 3.79% due 08/25/2047*(3)(4)	174,310	179,639
JPMorgan Mtg. Trust VRS Series 2018-8, Class A13 4.00% due 01/25/2049*(3)(4)	13,509	13,656
MHC Commercial Mtg. Trust FRS Series 2021-MHC, Class A 0.87% (1 ML+0.80%) due 04/15/2038*(2)	100,000	100,063
MMAF Equipment Finance LLC Series 2021-A, Class A2 0.30% due 04/15/2024*	100,000	100,030
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class B1A 4.50% due 11/25/2056*(3)(4)	82,601	90,858
New Residential Mtg. Loan Trust VRS Series 2015-2A, Class B3 5.50% due 08/25/2055*(3)(4)	68,672	74,044
PFS Financing Corp. Series 2018-F, Class A 3.52% due 10/15/2023*	250,000	252,378
Santander Drive Auto Receivables Trust Series 2021-1, Class A2 0.29% due 11/15/2023	42,030	42,045
Santander Drive Auto Receivables Trust Series 2021-1, Class A3 0.32% due 09/16/2024	50,000	50,043
Sequoia Mtg. Trust VRS Series 2021-3, Class A4 2.50% due 05/25/2051*(3)(4)	98,337	100,577
Sequoia Mtg. Trust VRS Series 2018-5, Class A19 3.50% due 05/25/2048*(3)(4)	31,529	31,969
Sequoia Mtg. Trust VRS Series 2013-2, Class B1 3.65% due 02/25/2043(3)(4)	37,349	38,061
SLM Private Credit Student Loan Trust FRS Series 2006-BW, Class A5 0.38% (3 ML+0.20%) due 12/15/2039	81,424	79,615
Towd Point Mtg. Trust VRS Series 2015-1, Class A4 4.25% due 10/25/2053*(3)	150,000	158,667
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	250,000	263,650
Verizon Owner Trust Series 2020-A, Class A1A 1.85% due 07/22/2024	200,000	203,442
Wells Fargo Mtg. Backed Securities Trust VRS Series 2019-4, Class A3 3.43% due 09/25/2049*(3)(4)	15,013	15,026

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Westlake Automobile Receivables Trust Series 2020-2A, Class A2A 0.93% due 02/15/2024*	$136,882	$137,237

Total Asset Backed Securities (cost $3,311,791)		3,351,992

U.S. CORPORATE BONDS & NOTES — 18.1%
Aerospace/Defense — 0.2%
Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	250,000	303,871

Agricultural Operations — 0.1%
Bunge Ltd. Finance Corp. Company Guar. Notes 1.63% due 08/17/2025	250,000	253,039

Airlines — 0.1%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-2, Class A 4.95% due 07/15/2024	158,338	160,657

Auto-Cars/Light Trucks — 0.1%
American Honda Finance Corp. Senior Notes 2.30% due 09/09/2026	250,000	262,853

Banks-Commercial — 0.1%
Fifth Third Bank Senior Notes 2.25% due 02/01/2027	250,000	262,107

Banks-Fiduciary — 0.3%
Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	250,000	258,867
State Street Corp. Sub. Notes 3.10% due 05/15/2023	250,000	262,659

		521,526

Banks-Super Regional — 0.5%
US Bancorp Sub. Notes 3.60% due 09/11/2024	500,000	544,960
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	250,000	275,564

		820,524

Brewery — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	500,000	614,561

Cable/Satellite TV — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	250,000	260,625

11

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	$250,000	$274,997
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	250,000	268,437
Sirius XM Radio, Inc. Company Guar. Notes 4.00% due 07/15/2028*	250,000	257,765
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	250,000	340,798

		1,402,622

Casino Hotels — 0.1%
Boyd Gaming Corp. Senior Notes 4.75% due 06/15/2031*	250,000	259,757

Cellular Telecom — 0.5%
Crown Castle Towers LLC Mtg. Notes 3.22% due 05/15/2042*	100,000	100,202
Crown Castle Towers LLC Mtg. Notes 4.24% due 07/15/2048*	250,000	282,408
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	250,000	284,019
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 03/20/2025*	234,375	251,452

		918,081

Chemicals-Diversified — 0.3%
Westlake Chemical Corp. Senior Notes 3.60% due 07/15/2022	218,000	223,053
Westlake Chemical Corp. Senior Notes 3.60% due 08/15/2026	250,000	272,587

		495,640

Chemicals-Specialty — 0.1%
H.B. Fuller Co. Senior Notes 4.25% due 10/15/2028	250,000	258,125

Computers — 0.3%
Apple, Inc. Senior Notes 1.13% due 05/11/2025	300,000	303,592
Apple, Inc. Senior Notes 3.20% due 05/11/2027	250,000	276,295

		579,887

Containers-Paper/Plastic — 0.5%
Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022	500,000	522,600

Security Description	Principal Amount	Value (Note 2)
Containers-Paper/Plastic (continued)
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	$250,000	$317,500

		840,100

Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 0.38% due 03/01/2023	50,000	49,931

Diversified Banking Institutions — 1.8%
Bank of America Corp. FRS Senior Notes 1.35% (3 ML+1.16%) due 01/20/2023	250,000	251,461
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	250,000	275,184
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	250,000	283,750
Citigroup, Inc. FRS Senior Notes 1.56% (3 ML+1.43%) due 09/01/2023	200,000	202,823
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	250,000	285,600
Goldman Sachs Group, Inc. Senior Notes 0.66% due 09/10/2024	250,000	249,567
Goldman Sachs Group, Inc. Senior Notes 1.09% due 12/09/2026	250,000	246,331
JPMorgan Chase & Co. Senior Notes 0.82% due 06/01/2025	250,000	249,540
JPMorgan Chase & Co. Senior Notes 2.74% due 10/15/2030	250,000	261,914
JPMorgan Chase & Co. Senior Notes 3.54% due 05/01/2028	250,000	275,006
Morgan Stanley FRS Senior Notes 1.58% (3 ML+1.40%) due 10/24/2023	250,000	254,064
Morgan Stanley Senior Notes 6.25% due 08/09/2026	250,000	309,102

		3,144,342

E-Commerce/Products — 0.3%
Amazon.com, Inc. Senior Notes 4.05% due 08/22/2047	500,000	610,373

Electric-Integrated — 2.0%
Alliant Energy Finance LLC Company Guar. Notes 3.75% due 06/15/2023*	216,000	228,789

12

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Black Hills Corp. Senior Notes 4.20% due 09/15/2046	$500,000	$560,899
Black Hills Corp. Senior Notes 4.25% due 11/30/2023	250,000	268,602
Dominion Energy, Inc. Jr. Sub. Notes 2.72% due 08/15/2021	250,000	250,715
Florida Power & Light Co. FRS Senior Notes 0.27% (SOFR+0.25%) due 05/10/2023	100,000	99,943
PacifiCorp 1st Mtg. Notes 5.25% due 06/15/2035	500,000	654,697
PPL Electric Utilities Corp. 1st Mtg. Notes 3.95% due 06/01/2047	250,000	295,563
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	1,000,000	955,000
Public Service Co. of Colorado 1st Mtg. Bonds 1.88% due 06/15/2031	250,000	248,909

		3,563,117

Electric-Transmission — 0.4%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	500,000	628,685

Electronic Components-Semiconductors — 0.2%
Micron Technology, Inc. Senior Notes 2.50% due 04/24/2023	100,000	103,351
NVIDIA Corp. Senior Notes 2.00% due 06/15/2031	250,000	250,440

		353,791

Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 3.25% due 11/15/2027	250,000	272,196

Finance-Investment Banker/Broker — 0.2%
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.85% due 01/15/2027	250,000	291,070

Food-Misc./Diversified — 0.2%
Nestle Holdings, Inc. Company Guar. Notes 0.38% due 01/15/2024*	150,000	149,281
Post Holdings, Inc. Company Guar. Notes 4.63% due 04/15/2030*	250,000	253,750

		403,031

Security Description	Principal Amount	Value (Note 2)
Gas-Distribution — 0.2%
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	$250,000	$277,080

Hotels/Motels — 0.2%
Choice Hotels International, Inc. Senior Notes 3.70% due 12/01/2029	250,000	270,627

Instruments-Controls — 0.1%
Honeywell International, Inc. Senior Notes 0.48% due 08/19/2022	250,000	250,077

Insurance-Multi-line — 0.1%
Allstate Corp. FRS Senior Notes 0.78% (3 ML+0.63%) due 03/29/2023	250,000	251,905

Insurance-Mutual — 0.1%
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	200,000	212,138

Insurance-Property/Casualty — 0.1%
Fidelity National Financial, Inc. Company Guar. Notes 2.45% due 03/15/2031	250,000	249,222

Medical Instruments — 0.4%
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	500,000	622,932

Medical Products — 0.1%
Hologic, Inc. Company Guar. Notes 4.63% due 02/01/2028*	250,000	262,500

Medical-Biomedical/Gene — 0.6%
Amgen, Inc. Senior Notes 2.45% due 02/21/2030	250,000	257,967
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	200,000	203,434
Gilead Sciences, Inc. Senior Notes 0.75% due 09/29/2023	250,000	250,176
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	250,000	271,127

		982,704

Medical-Drugs — 0.3%
Bristol-Myers Squibb Co. Senior Notes 3.45% due 11/15/2027	500,000	557,894

Medical-HMO — 0.2%
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	250,000	279,808

13

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals — 0.2%
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	$250,000	$271,675

Multimedia — 0.1%
Walt Disney Co. Company Guar. Notes 1.75% due 01/13/2026	250,000	257,294

Non-Hazardous Waste Disposal — 0.6%
Covanta Holding Corp. Senior Notes 6.00% due 01/01/2027	250,000	260,000
Republic Services, Inc. Senior Notes 1.75% due 02/15/2032	500,000	476,396
Waste Pro USA, Inc. Senior Notes 5.50% due 02/15/2026*	250,000	258,062

		994,458

Office Automation & Equipment — 0.3%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	500,000	556,690

Oil Companies-Exploration & Production — 0.3%
Cimarex Energy Co. Senior Notes 4.38% due 06/01/2024	250,000	272,126
W&T Offshore, Inc. Sec. Notes 9.75% due 11/01/2023*	250,000	242,500

		514,626

Paper & Related Products — 0.1%
Georgia-Pacific LLC Senior Notes 1.75% due 09/30/2025*	100,000	102,597

Pharmacy Services — 0.3%
CVS Health Corp. Senior Notes 2.63% due 08/15/2024	250,000	263,837
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	250,000	287,449

		551,286

Physical Therapy/Rehabilitation Centers — 0.2%
Encompass Health Corp. Company Guar. Notes 4.63% due 04/01/2031	400,000	428,580

Pipelines — 1.1%
Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	250,000	254,375
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	250,000	336,637
El Paso Natural Gas Co. LLC Company Guar. Notes 7.50% due 11/15/2026	500,000	639,776

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
NGPL PipeCo LLC Senior Notes 4.88% due 08/15/2027*	$250,000	$286,472
ONEOK Partners LP Company Guar. Notes 5.00% due 09/15/2023	250,000	269,953
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	250,000	251,698

		2,038,911

Real Estate Investment Trusts — 1.5%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.38% due 08/15/2031	250,000	275,086
American Tower Corp. Senior Notes 2.40% due 03/15/2025	200,000	209,003
CBL & Associates LP Company Guar. Notes 5.95% due 12/15/2026(5)(6)†	500,000	281,250
CubeSmart LP Company Guar. Notes 4.38% due 12/15/2023	100,000	108,005
CubeSmart LP Company Guar. Notes 4.38% due 02/15/2029	250,000	286,157
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026	250,000	285,217
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	500,000	563,869
SBA Tower Trust Mtg. Notes 1.63% due 05/15/2051*	100,000	100,040
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2050*	225,000	236,103
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	255,799

		2,600,529

Retail-Automobile — 0.2%
Lithia Motors, Inc. Company Guar. Notes 4.63% due 12/15/2027*	250,000	264,400

Steel-Specialty — 0.3%
Allegheny Technologies, Inc. Senior Notes 7.88% due 08/15/2023	500,000	548,125

Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	250,000	312,902

Telecommunication Equipment — 0.1%
CommScope Technologies LLC Company Guar. Notes 5.00% due 03/15/2027*	250,000	255,938

14

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Truck — 0.2%
XPO Logistics, Inc. Company Guar. Notes 6.25% due 05/01/2025*	$250,000	$266,575

Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 1.70% due 06/15/2026*	250,000	251,437

Vitamins & Nutrition Products — 0.1%
HLF Financing Sarl LLC/Herbalife International, Inc. Company Guar. Notes 4.88% due 06/01/2029*	250,000	251,250

Web Hosting/Design — 0.2%
VeriSign, Inc. Senior Notes 5.25% due 04/01/2025	250,000	283,922

Total U.S. Corporate Bonds & Notes (cost $29,892,976)		32,237,968

FOREIGN CORPORATE BONDS & NOTES — 1.1%
Airlines — 0.2%
Delta Air Lines/Skymiles Senior Sec. Notes 4.75% due 10/20/2028*	250,000	278,102

Banks-Commercial — 0.1%
ING Groep NV Senior Notes 3.15% due 03/29/2022	250,000	255,364

Diversified Banking Institutions — 0.4%
Deutsche Bank AG Senior Notes 0.90% due 05/28/2024	250,000	248,990
NatWest Markets PLC Senior Notes 0.80% due 08/12/2024*	250,000	248,799
UBS Group Funding Switzerland AG Senior Notes 3.49% due 05/23/2023*	250,000	256,749

		754,538

Metal-Copper — 0.2%
Hudbay Minerals, Inc. Company Guar. Notes 6.13% due 04/01/2029*	250,000	266,250

Oil Companies-Integrated — 0.2%
Suncor Energy, Inc. Senior Notes 2.80% due 05/15/2023	100,000	103,991
Suncor Energy, Inc. Senior Notes 4.00% due 11/15/2047	250,000	277,546

		381,537

Total Foreign Corporate Bonds & Notes (cost $1,891,889)		1,935,791

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES — 6.7%
Federal Home Loan Mtg. Corp. — 1.4%
2.00% due 11/01/2035	$157,382	$162,876
2.00% due 08/01/2050	623,321	634,034
2.00% due 05/01/2051	198,951	201,500
2.50% due 08/01/2050	249,699	259,889
3.00% due 04/01/2035	25,104	26,627
3.00% due 10/01/2042	100,162	106,643
3.00% due 05/01/2043	70,054	74,901
3.00% due 07/01/2045	88,674	94,547
3.00% due 08/01/2049	221,696	231,430
3.50% due 07/01/2042	62,006	67,244
3.50% due 02/01/2044	90,407	97,624
5.00% due 01/01/2034	27,475	31,390
5.00% due 04/01/2035	24,594	28,228
5.00% due 03/01/2048	59,352	68,176
6.00% due 05/01/2031	6,606	7,805
7.50% due 12/01/2030	8,981	9,350
7.50% due 01/01/2031	6,566	6,888
7.50% due 02/01/2031	506	560
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K020, Class A2 2.37% due 05/25/2022(2)	89,648	90,954
Federal Home Loan Mtg. Corp. REMIC Series 4033, Class ED 2.50% due 10/15/2036(4)	12,334	12,396
Series 4097, Class HI 3.00% due 08/15/2027(4)(7)	279,134	16,147
Series 4579, Class BA 3.00% due 01/15/2043(4)	33,338	34,241
Series 4343, Class DI 3.50% due 08/15/2040(4)(7)	71,467	3,107
Series 4121, Class UI 3.50% due 10/15/2042(4)(7)	209,281	23,018
Series 4673, Class NT 3.50% due 09/15/2043(4)	8,329	8,329
Series 4135, Class DI 4.00% due 11/15/2042(4)(7)	81,590	8,569
Series 4808, Class DL 4.00% due 11/15/2045(4)	30,000	32,483
Federal Home Loan Mtg. Corp. REMIC FRS Series 3994, Class SH 6.53% (6.60%—1 ML) due 06/15/2041(4)(7)(8)	501,319	58,228
Federal Home Loan Mtg. Corp. STRIPS Series 2012-276, Class 40 4.00% due 09/15/2042(4)	39,005	43,208

		2,440,392

Federal National Mtg. Assoc. — 4.1%
2.00% due 02/01/2032	68,704	71,162
2.00% due 07/01/2035	346,100	357,972
2.00% due 10/01/2035	228,552	236,136
2.00% due 11/01/2035	112,907	117,044
2.00% due 10/01/2050	169,215	171,458
2.00% due 12/01/2050	230,418	233,116
2.00% due 02/01/2051	547,048	555,440
2.00% due 03/01/2051	194,426	197,499
2.50% due 06/01/2027	51,937	54,483
2.50% due 08/01/2028	66,808	70,257

15

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
2.50% due 03/01/2030	$49,848	$52,516
2.50% due 03/01/2035	116,449	122,658
2.50% due 07/01/2049	154,023	160,328
2.50% due 06/01/2050	395,857	410,197
2.50% due 07/01/2050	184,597	192,046
2.50% due 10/01/2050	378,047	394,156
2.50% due 12/01/2050	234,378	243,259
2.50% due 03/01/2051	293,448	304,811
3.00% due 04/01/2027	15,561	16,469
3.00% due 12/01/2034	62,479	65,697
3.00% due 10/01/2036	67,098	71,522
3.00% due 10/01/2042	69,408	74,333
3.00% due 12/01/2042	74,206	79,306
3.00% due 04/01/2043	93,163	99,939
3.00% due 07/01/2046	120,313	127,969
3.00% due 12/01/2046	54,418	57,762
3.00% due 10/01/2049	77,400	80,926
3.00% due 11/01/2049	245,172	257,792
3.00% due 12/01/2049	73,593	76,929
3.00% due 01/01/2050	111,189	116,350
3.00% due 02/01/2050	87,160	91,132
3.00% due 08/01/2050	120,245	125,660
3.50% due 08/01/2031	39,137	42,546
3.50% due 02/01/2033	73,870	80,594
3.50% due 01/01/2036	69,597	74,640
3.50% due 06/01/2039	31,457	33,750
3.50% due 11/01/2042	90,921	99,159
3.50% due 02/01/2043	36,521	40,140
3.50% due 05/01/2043	90,816	99,819
3.50% due 09/01/2045	41,187	44,907
3.50% due 03/01/2047	98,682	108,416
3.50% due 10/01/2047	28,699	30,313
4.00% due 09/01/2038	16,393	17,587
4.00% due 09/01/2040	69,661	76,262
4.00% due 10/01/2044	101,539	111,747
4.00% due 08/01/2046	89,719	98,425
4.50% due 03/01/2041	96,964	108,250
4.50% due 09/01/2043	201,805	226,912
4.50% due 11/01/2045	101,406	113,168
5.00% due 02/01/2040	71,860	83,129
5.00% due 07/01/2041	87,473	100,256
5.00% due 02/01/2044	83,563	95,784
6.00% due 05/01/2031	2,661	3,138
6.50% due 09/01/2024	2,205	2,471
6.50% due 09/01/2025	751	842
6.50% due 11/01/2025	1,456	1,632
6.50% due 05/01/2026	5,172	5,796
6.50% due 11/01/2027	106	119
6.50% due 01/01/2032	2,644	2,963
7.00% due 05/01/2029	2,071	2,276
7.00% due 09/01/2029	3,924	3,978
7.00% due 01/01/2031	539	546
7.50% due 01/01/2031	4,419	4,791
Federal National Mtg. Assoc. REMIC VRS Series 2015-38, Class AS 1.70% due 06/25/2045(3)(4)(7)	139,132	7,619
Federal National Mtg. Assoc. REMIC Series 2013-2, Class BI 2.50% due 02/25/2028(4)(7)	168,121	8,876
Series 2017-54, Class IO 3.00% due 07/25/2032(4)(7)	194,577	17,582

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 2016-62, Class IA 3.00% due 10/25/2040(4)(7)	$88,699	$2,970
Series 2016-92, Class A 3.00% due 04/25/2042(4)	24,747	25,189
Series 2021-1, Class JI 3.00% due 01/25/2051(4)(7)	238,600	32,205
Series 2016-4, Class LI 3.50% due 02/25/2036(4)(7)	218,494	24,466
Series 2017-66, Class C 3.50% due 08/25/2045(4)	60,000	62,514
Series 2015-18, Class IA 4.50% due 04/25/2045(4)(7)	190,792	32,364
Series 2002-16, Class TM 7.00% due 04/25/2032(4)	39,907	46,843

		7,261,308

Government National Mtg. Assoc. — 1.2%
3.00% due 02/15/2043	103,767	110,957
3.00% due 07/20/2045	127,948	135,645
3.00% due 07/20/2046	36,056	38,047
3.00% due 08/20/2046	77,318	81,537
3.00% due 09/20/2046	96,037	101,284
3.00% due 12/20/2046	48,867	51,544
3.00% due 02/20/2047	59,732	62,776
3.00% due 08/20/2047	37,947	39,880
3.50% due 09/15/2042	62,557	67,055
3.50% due 05/15/2043	38,287	41,379
3.50% due 09/20/2045	81,947	88,475
3.50% due 06/20/2046	89,698	96,299
3.50% due 04/20/2047	69,225	72,854
3.50% due 05/20/2047	61,218	67,975
3.50% due 11/20/2047	61,894	68,449
3.50% due 02/20/2048	77,502	82,317
4.00% due 10/20/2044	88,152	95,002
4.00% due 07/20/2047	50,584	56,391
4.00% due 01/20/2048	137,813	149,054
4.50% due 05/15/2039	20,690	23,354
5.50% due 07/20/2033	41,584	47,579
6.00% due 07/20/2033	31,492	36,923
6.50% due 12/15/2023	3,200	3,568
6.50% due 03/20/2027	317	318
6.50% due 04/20/2027	4,670	4,869
7.00% due 12/15/2022	539	541
7.00% due 12/15/2023	383	398
7.00% due 04/15/2028	6,413	6,541
7.50% due 09/15/2030	3,321	3,446
7.50% due 01/15/2031	2,165	2,231
Government National Mtg. Assoc. REMIC VRS Series 2013-57, Class IO 0.42% due 06/16/2054(2)(3)(7)	1,445,458	15,069
Series 2013-40, Class IO 0.52% due 06/16/2054(2)(3)(7)	730,129	14,313
Series 2014-135, Class IO 0.54% due 01/16/2056(2)(3)(7)	231,798	5,884
Series 2013-30, Class IO 0.62% due 09/16/2053(2)(3)(7)	712,706	13,435
Series 2018-25, Class IO 0.88% due 06/16/2045(2)(3)(7)	694,749	19,284
Government National Mtg. Assoc. REMIC Series 2020-185, Class LI 2.00% due 12/20/2050(4)(7)	973,085	111,382

16

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
Series 2020-191, Class IM 2.50% due 12/20/2050(4)(7)	$216,295	$28,694
Series 2017-51, Class AH 2.60% due 05/16/2059(2)	60,991	63,077
Series 2017-190, Class AD 2.60% due 03/16/2060(2)	59,615	61,661
Series 2020-146, Class MI 3.00% due 10/20/2050(4)(7)	212,895	23,191
Series 2020-167, Class IE 3.00% due 11/20/2050(4)(7)	231,403	27,693
Series 2020-167, Class IG 3.00% due 11/20/2050(4)(7)	349,268	43,352
Series 2020-181, Class MI 3.00% due 12/20/2050(4)(7)	195,971	22,670
Series 2021-15, Class IP 3.00% due 01/20/2051(4)(7)	335,366	40,564
Series 2017-87, Class IO 4.00% due 01/20/2046(4)(7)	80,947	6,388

		2,133,345

Total U.S. Government Agencies (cost $11,951,313)		11,835,045

U.S. GOVERNMENT TREASURIES — 1.8%
United States Treasury Notes 0.13% due 10/15/2023	1,000,000	995,664
0.50% due 03/31/2025	600,000	597,164
0.75% due 05/31/2026	500,000	497,383
1.63% due 05/15/2031	1,000,000	1,016,563

(cost $3,102,183)		3,106,774

LOANS(9)(10)(11) — 0.4%
Computer Software — 0.3%
Ivanti Software, Inc. FRS BTL-B 5.75% (3ML + 4.75%) due 12/01/2027	498,750	498,874

Pipelines — 0.1%
BCP Renaissance Parent LLC FRS BTL-B 4.50% (3 ML +3.50%) due 10/31/2024	242,330	238,240

Total Loans (cost $733,634)		737,114

Total Long-Term Investment Securities (cost $140,508,896)		173,127,664

SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Treasuries — 0.3%
United States Treasury Bills 0.04% due 09/02/2021 (cost $499,967)	500,000	499,957

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 2.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 06/30/2021, to be repurchased 07/01/2021 in the amount of $4,499,000 and collateralized by $2,984,100 of United States Treasury Bonds, bearing interest at 1.75% due 01/15/2028 and having an approximate value of $4,589,101 (cost $4,499,000)	$4,499,000	$4,499,000

TOTAL INVESTMENTS (cost $145,507,863)(12)	100.2%	178,126,621
Liabilities in excess of other assets	(0.2)	(390,797)

NET ASSETS	100.0%	$177,735,824

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2021, the aggregate value of these securities was $9,198,468 representing 5.2% of net assets.
(1)	Perpetual maturity — maturity date reflects the next call date.
(2)	Commercial Mortgage Backed Security
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Collateralized Mortgage Obligation
(5)	Company has filed for bankruptcy protection.
(6)	Security in default of interest.
(7)	Interest Only
(8)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at June 30, 2021.
(9)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(10)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(11)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(12)	See Note 6 for cost of investments on a tax basis.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate trading of registered interest and principal of securities

17

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited) — (continued)

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2021 and unless noted otherwise, the dates are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

SOFR — Secured Overnight Financing Rate

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$103,366,231	$—	$—	$103,366,231
Exchange-Traded Funds	16,306,510	—	—	16,306,510
Preferred Securities/Capital Securities	—	250,239	—	250,239
Asset Backed Securities	—	3,351,992	—	3,351,992
U.S. Corporate Bonds & Notes	—	32,237,968	—	32,237,968
Foreign Corporate Bonds & Notes	—	1,935,791	—	1,935,791
U.S. Government Agencies	—	11,835,045	—	11,835,045
U.S. Government Treasuries	—	3,106,774	—	3,106,774
Loans	—	737,114	—	737,114
Short-Term Investment Securities	—	499,957	—	499,957
Repurchase Agreements	—	4,499,000	—	4,499,000

Total Investments at Value	$119,672,741	$58,453,880	$—	$178,126,621

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period. There were no level 3 transfers during the period.

See Notes to Financial Statements

18

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO PROFILE — June 30, 2021 — (unaudited)

Industry Allocation*

E-Commerce/Products	8.9%
Internet Content-Entertainment	8.9
Web Portals/ISP	7.2
Enterprise Software/Service	6.9
E-Commerce/Services	5.2
Retail-Apparel/Shoe	5.1
Electronic Components-Semiconductors	4.0
Medical Products	3.7
Medical-Biomedical/Gene	3.4
Finance-Credit Card	3.4
Retail-Restaurants	3.2
Brewery	3.1
Drug Delivery Systems	2.8
Internet Gambling	1.9
Data Processing/Management	1.9
Finance-Investment Banker/Broker	1.5
Communications Software	1.5
Retail-Misc./Diversified	1.5
Commercial Services	1.5
Medical-Wholesale Drug Distribution	1.2
Medical-Outpatient/Home Medical	1.2
Computer Services	1.1
Building-Residential/Commercial	1.1
Schools	1.1
Building-Mobile Home/Manufactured Housing	1.1
Semiconductor Equipment	1.1
Networking Products	1.0
Computer Software	1.0
Transport-Services	1.0
Patient Monitoring Equipment	1.0
Diagnostic Equipment	1.0
Machinery-General Industrial	1.0
Distribution/Wholesale	1.0
Recreational Vehicles	0.9
Lighting Products & Systems	0.9
Commercial Services-Finance	0.9
Racetracks	0.9
Energy-Alternate Sources	0.9
Veterinary Diagnostics	0.9
Computer Data Security	0.8
Applications Software	0.7
Repurchase Agreements	0.6
Specified Purpose Acquisitions	0.5
Finance-Other Services	0.5
Medical-Drugs	0.2

99.2%

*	Calculated as a percentage of net assets

19

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.6%
Applications Software — 0.7%
IronSource, Ltd., PIPE Shares†(5)	1,437,500	$14,347,448

Brewery — 3.1%
Boston Beer Co., Inc., Class A†	28,112	28,696,730
Constellation Brands, Inc., Class A	144,604	33,821,429

		62,518,159

Building-Mobile Home/Manufactured Housing — 1.1%
Thor Industries, Inc.	192,515	21,754,195

Building-Residential/Commercial — 1.1%
Lennar Corp., Class A	223,335	22,188,332

Commercial Services — 1.5%
CoStar Group, Inc.†	357,320	29,593,242

Commercial Services-Finance — 0.9%
Multiplan Corp.†	1,859,935	17,706,581

Communications Software — 1.5%
RingCentral, Inc., Class A†	104,798	30,452,203

Computer Data Security — 0.8%
Varonis Systems, Inc.†	295,710	17,038,810

Computer Services — 1.1%
Leidos Holdings, Inc.	220,415	22,283,956

Computer Software — 1.0%
MongoDB, Inc.†	57,088	20,638,454

Data Processing/Management — 1.9%
Fair Isaac Corp.†	75,991	38,199,156

Diagnostic Equipment — 1.0%
Danaher Corp.	75,113	20,157,325

Distribution/Wholesale — 1.0%
Copart, Inc.†	145,421	19,170,850

Drug Delivery Systems — 2.8%
DexCom, Inc.†	131,301	56,065,527

E-Commerce/Products — 8.9%
Amazon.com, Inc.†	51,444	176,975,591
The Honest Company, Inc., Lock-up Shares†(5)	206,383	3,227,827

		180,203,418

E-Commerce/Services — 5.2%
Airbnb, Inc., Class A†	208,858	31,984,514
Booking Holdings, Inc.†	20,270	44,352,584
Match Group, Inc.†	159,771	25,763,074
Payoneer, Inc., PIPE Shares†(5)	174,700	1,723,573

		103,823,745

Electronic Components-Semiconductors — 4.0%
Advanced Micro Devices, Inc.†	680,833	63,950,644
Marvell Technology, Inc.	293,417	17,115,013

		81,065,657

Energy-Alternate Sources — 0.9%
SolarEdge Technologies, Inc.†	62,053	17,149,588

Enterprise Software/Service — 6.9%
Guidewire Software, Inc.†	198,689	22,396,224
Paycom Software, Inc.†	85,097	30,930,207
salesforce.com, Inc.†	213,142	52,064,196
Workday, Inc., Class A†	136,557	32,601,618

		137,992,245

Security Description	Shares	Value (Note 2)
Finance-Credit Card — 3.4%
Mastercard, Inc., Class A	184,768	$67,456,949

Finance-Investment Banker/Broker — 1.5%
Tradeweb Markets, Inc., Class A	365,781	30,930,441

Finance-Other Services — 0.5%
Coinbase Global, Inc., Class A†	39,596	10,029,667

Internet Content-Entertainment — 8.9%
Facebook, Inc., Class A†	138,791	48,259,019
Snap, Inc., Class A†	895,918	61,047,852
Spotify Technology SA†	166,114	45,779,357
Twitter, Inc.†	357,668	24,611,135

		179,697,363

Internet Gambling — 1.9%
DraftKings, Inc., Class A†	751,387	39,199,860

Lighting Products & Systems — 0.9%
Universal Display Corp.	85,442	18,996,320

Machinery-General Industrial — 1.0%
Middleby Corp.†	111,283	19,280,893

Medical Products — 3.7%
ABIOMED, Inc.†	65,465	20,432,281
Align Technology, Inc.†	87,232	53,298,752

		73,731,033

Medical-Biomedical/Gene — 3.4%
Ascendis Pharma A/S ADR†	53,159	6,993,067
Exact Sciences Corp.†	157,711	19,605,054
Illumina, Inc.†	80,040	37,875,728
Kodiak Sciences, Inc.†	46,275	4,303,575

		68,777,424

Medical-Drugs — 0.2%
Reata Pharmaceuticals, Inc., Class A†	31,178	4,412,622

Medical-Outpatient/Home Medical — 1.2%
Oak Street Health, Inc.†	420,756	24,643,679

Medical-Wholesale Drug Distribution — 1.2%
GoodRx Holdings, Inc., Class A†	690,220	24,854,822

Networking Products — 1.0%
Arista Networks, Inc.†	57,017	20,657,829

Patient Monitoring Equipment — 1.0%
Insulet Corp.†	74,243	20,380,446

Racetracks — 0.9%
Penn National Gaming, Inc.†	230,267	17,613,123

Recreational Vehicles — 0.9%
Polaris, Inc.	139,284	19,076,337

Retail-Apparel/Shoe — 5.1%
Lululemon Athletica, Inc.†	168,559	61,518,978
Ross Stores, Inc.	335,002	41,540,248

		103,059,226

Retail-Misc./Diversified — 1.5%
Five Below, Inc.†	155,696	30,091,366

Retail-Restaurants — 3.2%
Chipotle Mexican Grill, Inc.†	26,329	40,818,902
Starbucks Corp.	211,350	23,631,043

		64,449,945

Schools — 1.1%
Chegg, Inc.†	263,332	21,885,523

20

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Semiconductor Equipment — 1.1%
MKS Instruments, Inc.	120,384	$21,422,333

Specified Purpose Acquisitions — 0.5%
Soaring Eagle Acquisition Corp.†(1)	951,700	10,078,503

Transport-Services — 1.0%
FedEx Corp.	68,572	20,457,085

Veterinary Diagnostics — 0.9%
Elanco Animal Health, Inc.†	493,266	17,111,398

Web Portals/ISP — 7.2%
Alphabet, Inc., Class A†	59,040	144,163,282

Total Common Stocks (cost $1,589,055,315)		1,984,806,360

CONVERTIBLE PREFERRED SECURITIES — 0.0%
Advertising Services — 0.0%
Nanigans, Inc., Series B†(2)(5)	126,818	0

Applications Software — 0.0%
Magic Leap, Inc., Series C†(2)(5)	93,690	460,018

E-Commerce/Products — 0.0%
One Kings Lane Inc., Escrow†(2)	291,563	46,650

Total Convertible Preferred Securities (cost $3,615,514)		506,668

Total Long-Term Investment Securities (cost $1,592,670,829)		1,985,313,028

REPURCHASE AGREEMENTS — 0.6%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$2,990,000	2,990,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	2,170,000	2,170,000
BNP Paribas SA Joint Repurchase Agreement(3)	1,880,000	1,880,000
Deutsche Bank AG Joint Repurchase Agreement(3)	3,055,000	3,055,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	3,040,000	3,040,000

Total Repurchase Agreements (cost $13,135,000)		13,135,000

TOTAL INVESTMENTS (cost $1,605,805,829)(4)	99.2%	1,998,448,028
Other assets less liabilities	0.8	15,472,796

NET ASSETS	100.0%	$2,013,920,824

†	Non-income producing security
(1)	Consists of more than one type of securities traded together as a unit.
(2)	Securities classified as Level 3 (see Note 2).

(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 6 for cost of investments on a tax basis.
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2021, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
IronSource, Ltd., PIPE Shares	03/22/2021	1,437,500	$14,375,000	$14,347,448	$9.98	0.71%
The Honest Co., Inc., Lock-up Shares	08/20/2014	206,383	2,641,712	3,227,827	15.64	0.16
Payoneer, Inc., PIPE Shares	06/28/2021	174,700	1,747,000	1,723,573	9.87	0.09

Convertible Preferred Securities
Magic Leap, Inc., Series C	12/28/2015	93,690	2,157,962	460,018	4.91	0.02
Nanigans, Inc., Series B	03/16/2015	126,818	1,384,662	0	0.00	0.00

				$19,758,866		0.98%

ADR — American Depositary Receipt

PIPE — Private Investment in Public Equity

21

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited) — (continued)

Unfunded Commitments

Description	Shares	Acquisition Cost	Value	Unrealized Appreciation
Churchill Capital Corp. IV	898,723	$13,480,845	$23,311,077	$9,830,232

				Unrealized (Depreciation)
Decarbonization Plus Acquisition	500,400	5,004,000	4,643,212	$(360,788)

Net Unrealized Appreciation (Depreciation)				$9,469,444

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$—	$14,347,448	$—	$14,347,448
E-Commerce/Products	176,975,591	3,227,827	—	180,203,418
E-Commerce/Services	102,100,172	1,723,573	—	103,823,745
Other Industries	1,686,431,749	—	—	1,686,431,749
Convertible Preferred Securities	—	—	506,668	506,668
Repurchase Agreements	—	13,135,000	—	13,135,000

Total Investments at Value	$1,965,507,512	$32,433,848	$506,668	$1,998,448,028

Other Financial Instruments:+

Unfunded Commitments	$—	$9,830,232	$—	$9,830,232

LIABILITIES:
Other Financial Instruments:+
Unfunded Commitments	$—	$360,788	$—	$360,788

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amount represents unrealized appreciation/depreciation as of the end of the reporting period

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

22

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO PROFILE — June 30, 2021 — (unaudited)

Industry Allocation*

United States Treasury Notes	29.7%
Repurchase Agreements	20.8
Uniform Mtg. Backed Securities	17.2
United States Treasury Bonds	9.9
Diversified Financial Services	6.3
Diversified Banking Institutions	5.8
Federal National Mtg. Assoc.	4.7
Government National Mtg. Assoc.	3.3
Federal Home Loan Mtg. Corp.	3.1
Banks-Commercial	3.1
Municipal Bonds & Notes	1.9
Insurance-Life/Health	1.8
Electric-Integrated	1.7
Medical-Hospitals	1.2
Insurance-Multi-line	0.8
Banks-Fiduciary	0.7
Electric-Distribution	0.6
Pipelines	0.5
Real Estate Investment Trusts	0.5
Sovereign	0.5
Cable/Satellite TV	0.4
Banks-Super Regional	0.4
Gas-Distribution	0.4
Medical-HMO	0.4
Apparel Manufacturers	0.4
Telephone-Integrated	0.4
Oil Companies-Integrated	0.3
Medical Labs & Testing Services	0.3
Insurance-Mutual	0.3
Enterprise Software/Service	0.3
Telecom Services	0.2
Computer Services	0.2
Medical-Drugs	0.2
Cellular Telecom	0.2
Tobacco	0.2
Schools	0.1
Finance-Leasing Companies	0.1
Brewery	0.1
Building Societies	0.1
Computers	0.1
Multimedia	0.1
Beverages-Wine/Spirits	0.1

119.4%

*	Calculated as a percentage of net assets

Credit Quality†#

Aaa	73.0%
Aa	3.3%
A	14.8%
Baa	3.5%
Not Rated@	5.4%

100.0%

†	Source: Moody’s
#	Calculated as a percentage of total debt issues
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
*	Calculated as a percentage of net assets

23

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 6.3%
Diversified Financial Services — 6.3%
Aaset Trust Series 2019-1, Class A 3.84% due 05/15/2039*	$739,530	$728,469
Angel Oak Mtg. Trust I LLC VRS Series 2019-6, Class A1 2.62% due 11/25/2059*(1)(2)	632,425	636,079
Angel Oak Mtg. Trust I LLC VRS Series 2019-4, Class A1 2.99% due 07/26/2049*(1)(2)	603,760	608,766
Angel Oak Mtg. Trust I LLC VRS Series 2019-2, Class A1 3.63% due 03/25/2049*(1)(2)	470,612	476,115
Angel Oak Mtg. Trust I LLC VRS Series 2018-3, Class A1 3.65% due 09/25/2048*(1)(2)	986,220	992,395
Apidos CLO FRS Series 2021-35A, Class A 1.25% (3ML+1.05%) due 04/20/2034*(3)	3,600,000	3,603,262
ARI Fleet Lease Trust Series 2018-B, Class A2 3.22% due 08/16/2027*	292,988	294,268
Bain Capital Credit CLO, Ltd. FRS Series 2021-3A, Class A 1.35% (3 ML+1.16%) due 07/24/2034*(3)	1,540,000	1,539,606
Battalion CLO, Ltd. FRS Series 2021-20A, Class B 1.89% (3 ML+1.75%) due 07/15/2034*(3)	910,000	909,545
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(1)	1,235,841	1,267,698
Benefit Street Partners, Ltd. FRS Series 2016-9A, Class AR 1.30% (3 ML+1.11%) due 07/20/2031*(3)	795,000	796,402
BFLD Trust FRS Series 2020-OBRK, Class A 2.12% (1 ML + 2.05%) due 11/15/2028*(4)	2,140,000	2,166,905
BlueMountain CLO XXXI, Ltd. FRS Series 2021-31A, Class B 1.88% (3 ML+1.7%) due 04/19/2034*(3)	2,000,000	1,998,984
Canadian Pacer Auto Receivables Trust Series 2018-2A, Class A3 3.27% due 12/19/2022*	57,914	58,302
Castlelake Aircraft Structured Trust Series 2019-1A, Class A 3.97% due 04/15/2039*	984,327	982,979
CF Hippolyta LLC Series 2021-1A, Class A1 1.53% due 03/15/2061*	1,455,000	1,465,412
CF Hippolyta LLC Series 2020-1, Class A1 1.69% due 07/15/2060*	3,092,187	3,143,199
Chesapeake Funding II LLC Series 2020-1A, Class A1 0.87% due 08/16/2032*	1,358,487	1,365,689

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Chesapeake Funding II LLC Series 2018-2A, Class A1 3.23% due 08/15/2030*	$592,421	$597,126
CIFC Funding, Ltd. FRS Series 2021-3A, Class B 1.85% (3 ML+1.7%) due 07/15/2036*(3)	2,000,000	1,998,984
Cloud Pass-Through Trust VRS Series 2019-1A, Class CLOU 3.55% due 12/05/2022*(1)	233,493	234,948
COLT Mtg. Loan Trust VRS Series 2020-1, Class A1 2.49% due 02/25/2050*(1)(2)	899,525	905,138
Columbia Cent, Ltd. FRS Series 2018-27A, Class A1 1.33% (3 ML+1.15%) due 10/25/2028*(3)	1,795,153	1,796,149
Columbia Cent, Ltd. FRS Series 2021-31A, Class A1 1.35% (3ML+1.20%) due 04/20/2034*(3)	3,510,000	3,509,112
COMM Mtg. Trust Series 2012-CR2, Class A4 3.15% due 08/15/2045(4)	1,020,000	1,039,376
Credit Acceptance Auto Loan Trust Series 2020-3A, Class A 1.24% due 10/15/2029*	5,205,000	5,257,495
Enterprise Fleet Financing LLC Series 2019-3, Class A2 2.06% due 05/20/2025*	924,816	937,147
Enterprise Fleet Financing LLC Series 2018-3, Class A2 3.38% due 05/20/2024*	413,730	415,756
FirstKey Homes Trust Series 2021-SFR1, Class A 1.54% due 08/17/2028*(5)	4,880,000	4,879,971
Ford Credit Auto Lease Trust Series 2021-A, Class C 0.78% due 09/15/2025	1,585,000	1,585,911
Ford Credit Auto Owner Trust Series 2021-1, Class B 1.61% due 10/17/2033*	835,000	837,026
Ford Credit Auto Owner Trust Series 2021-1, Class C 1.91% due 10/17/2033*	725,000	727,808
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A4 2.83% due 06/17/2024*	388,122	390,488
Horizon Aircraft Finance, Ltd. Series 2019-2, Class A 3.43% due 11/15/2039*	755,875	743,037
Horizon Aircraft Finance, Ltd. Series 2019-1, Class A 3.72% due 07/15/2039*	426,877	419,727
LIFE Mtg. Trust FRS Series 2021-BMR, Class A 0.77% (1 ML+0.70%) due 03/15/2038*(4)	895,000	896,076
MACH 1, Ltd. Series 2019-1, Class A 3.47% due 10/15/2039*	449,123	449,088

24

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Madison Park Funding, Ltd. FRS Series 2018-30A, Class A 0.93% (3 ML+0.75%) due 04/15/2029*(3)	$8,000,000	$7,997,992
Magnetite, Ltd. FRS Series 2012-7A, Class A1R2 0.98% (3 ML+0.80%) due 01/15/2028*(3)	5,495,494	5,499,742
Magnetite, Ltd. FRS Series 2016-18A, Class AR 1.24% (3 ML+1.08%) due 11/15/2028*(3)	2,878,000	2,878,921
Master Credit Card Trust FRS Series 2017-3, Class A 0.58% (1 ML+0.49%) due 07/21/2024*	4,730,000	4,757,862
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(1)	756,418	772,843
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(1)	125,266	125,925
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(1)	762,549	774,236
MMAF Equipment Finance LLC Series 2019-B, Class A5 2.29% due 11/12/2041*	2,960,000	3,088,110
OHA Credit Funding 3, Ltd. FRS Series 2019-3A, Class AR 1.27% (3 ML + 1.14%) due 07/02/2035*(3)	4,550,000	4,548,862
OneMain Direct Auto Receivables Trust Series 2018-1A, Class A 3.43% due 12/16/2024*	1,039,877	1,044,289
Rockland Park CLO, Ltd. FRS Series 2021-1A, Class A 1.28% (3 ML+1.12%) due 04/20/2034*(3)	1,825,000	1,824,538
Rockland Park CLO, Ltd. FRS Series 2021-1A, Class B 1.81% (3 ML+1.65%) due 04/20/2034*(3)	2,750,000	2,750,968
RR 16, Ltd. FRS Series 2021-16A, Class A2 1.73% (3 ML + 1.65%) due 07/15/2036*(3)	2,740,000	2,738,666
SCF Equipment Leasing LLC Series 2021-1A, Class A3 0.83% due 08/21/2028*	5,815,000	5,775,873
Securitized Term Auto Receivables Trust Series 2018-2A, Class A3 3.33% due 08/25/2022*	780,412	783,886
SFAVE Commercial Mtg. Securities Trust VRS Series 2015-5AVE, Class A2B 4.14% due 01/05/2043*(1)(4)	2,340,000	2,562,259
SoFi Consumer Loan Program Trust Series 2020-1, Class A 2.02% due 01/25/2029*	752,794	758,979

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Sound Point, Ltd. FRS Series 2013-2RA, Class A1 1.13% (3 ML+0.95%) due 04/15/2029*(3)	$4,700,000	$4,707,793
Springleaf Funding Trust Series 2015-BA, Class A 3.48% due 05/15/2028*	152,009	152,188
STARR II Series 2019-1, Class A 4.09% due 03/15/2044*	526,011	531,365
STARR III Series 2019-2, Class A 3.54% due 11/15/2044*	40,016	40,241
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(1)	268,243	269,221
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(1)	1,368,115	1,406,663
Towd Point Mtg. Trust VRS Series 2018-1, Class A1 3.00% due 01/25/2058*(1)	687,567	705,691
Treman Park, Ltd. FRS Series 2015-1A, Class ARR 1.26% (3 ML+1.07%) due 10/20/2028*(3)	4,483,191	4,487,383
Vantage Data Centers Issuer LLC Series 2019-1A, Class A2 3.19% due 07/15/2044*	775,517	802,615
Vantage Data Centers LLC Series 2020-1A, Class A2 1.65% due 09/15/2045*	3,280,000	3,290,068
Venture XIII CLO, Ltd. FRS Series 2021-43A, Class A1 1.38% (3 ML+1.24%) due 04/15/2034*(3)	2,905,000	2,904,256
Westlake Automobile Receivables Trust Series 2019-3A, Class A2 2.15% due 02/15/2023*	241,816	242,287

Total Asset Backed Securities (cost $118,331,268)		118,878,160

U.S. CORPORATE BONDS & NOTES — 15.1%
Apparel Manufacturers — 0.4%
VF Corp. Senior Notes 2.80% due 04/23/2027	995,000	1,062,945
VF Corp. Senior Notes 2.95% due 04/23/2030	5,740,000	6,078,877

		7,141,822

Banks-Commercial — 0.5%
PNC Bank NA Senior Notes 3.30% due 10/30/2024	865,000	938,689
Truist Financial Corp. Senior Notes 2.20% due 03/16/2023	4,700,000	4,837,846
Truist Financial Corp. Senior Notes 3.20% due 09/03/2021	3,580,000	3,589,451

		9,365,986

25

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Fiduciary — 0.7%
Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	$2,250,000	$2,329,802
National Securities Clearing Corp. Senior Notes 0.75% due 12/07/2025*	8,905,000	8,786,526
State Street Corp. Senior Notes 2.65% due 05/15/2023	1,495,000	1,524,924

		12,641,252

Banks-Super Regional — 0.4%
US Bancorp Sub. Notes 7.50% due 06/01/2026	400,000	515,229
Wells Fargo & Co. Senior Notes 2.57% due 02/11/2031	2,760,000	2,859,202
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	1,780,000	1,920,471
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	1,770,000	1,855,456
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	585,000	720,430

		7,870,788

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	1,725,000	2,109,802

Cable/Satellite TV — 0.4%
Comcast Corp. Company Guar. Notes 2.65% due 08/15/2062	850,000	777,459
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	2,535,000	2,841,466
Comcast Corp. Company Guar. Notes 3.97% due 11/01/2047	1,524,000	1,775,823
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	200,000	238,419
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	1,300,000	1,612,516
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	939,000	1,197,921

		8,443,604

Cellular Telecom — 0.2%
Crown Castle Towers LLC Mtg. Notes 3.22% due 05/15/2042*	3,550,000	3,557,186

Computer Services — 0.2%
International Business Machines Corp. Senior Notes 3.50% due 05/15/2029	3,775,000	4,227,590

Security Description	Principal Amount	Value (Note 2)
Computers — 0.1%
Apple, Inc. Senior Notes 3.25% due 02/23/2026	$1,050,000	$1,152,821

Diversified Banking Institutions — 3.4%
Bank of America Corp. Senior Notes 1.73% due 07/22/2027	4,575,000	4,612,225
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	1,547,000	1,603,094
Bank of America Corp. Senior Notes 3.19% due 07/23/2030	5,015,000	5,404,166
Bank of America Corp. Senior Notes 3.31% due 04/22/2042	1,950,000	2,070,949
Bank of America Corp. Senior Notes 3.59% due 07/21/2028	2,245,000	2,472,925
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	2,645,000	3,002,071
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	2,200,000	2,395,480
Goldman Sachs Group, Inc. Senior Notes 1.43% due 03/09/2027	7,705,000	7,686,613
Goldman Sachs Group, Inc. Senior Notes 2.62% due 04/22/2032	1,995,000	2,040,405
Goldman Sachs Group, Inc. Senior Notes 3.27% due 09/29/2025	2,075,000	2,220,060
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	2,565,000	2,871,005
JPMorgan Chase & Co. Senior Notes 1.95% due 02/04/2032	2,895,000	2,814,920
JPMorgan Chase & Co. Senior Notes 2.58% due 04/22/2032	7,900,000	8,123,882
JPMorgan Chase & Co. Senior Notes 4.45% due 12/05/2029	4,520,000	5,290,085
Morgan Stanley Senior Notes 3.63% due 01/20/2027	4,975,000	5,516,782
Morgan Stanley Senior Notes 3.88% due 04/29/2024	6,125,000	6,662,497

		64,787,159

Electric-Distribution — 0.4%
Mid-Atlantic Interstate Transmission LLC Senior Notes 4.10% due 05/15/2028*	3,646,000	4,106,366
Oglethorpe Power Corp. 1st Mtg. Notes 5.25% due 09/01/2050	2,660,000	3,354,000

		7,460,366

26

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated — 1.7%
Georgia Power Co. Senior Notes 3.70% due 01/30/2050	$1,905,000	$2,070,149
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	455,000	536,648
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	625,000	772,361
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 1.90% due 06/15/2028	5,560,000	5,609,929
Niagara Mohawk Power Corp. Senior Notes 1.96% due 06/27/2030*	3,820,000	3,762,415
San Diego Gas & Electric Co. Senior Sec. Notes 1.70% due 10/01/2030	5,645,000	5,451,694
San Diego Gas & Electric Co. 1st Mtg. Notes 4.10% due 06/15/2049	1,052,000	1,268,150
SCE Recovery Funding LLC Senior Sec. Notes 0.86% due 11/15/2031	1,495,000	1,460,948
SCE Recovery Funding LLC Senior Sec. Notes 1.94% due 05/15/2038	630,000	610,706
SCE Recovery Funding LLC Senior Sec. Notes 2.51% due 11/15/2043	365,000	348,132
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.60% due 06/15/2043	265,000	339,938
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	176,000	253,294
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.45% due 02/01/2041	1,195,000	1,642,207
South Carolina Electric & Gas Co. 1st Mtg. Bonds 6.05% due 01/15/2038	2,400,000	3,408,997
Southern California Edison Co. 1st Mtg. Notes 2.40% due 02/01/2022	885,000	892,484
Southern California Edison Co. 1st Mtg. Notes 3.70% due 08/01/2025	430,000	468,216
Westar Energy, Inc. 1st Mtg. Notes 3.25% due 09/01/2049	3,200,000	3,382,758

		32,279,026

Enterprise Software/Service — 0.3%
Oracle Corp. Senior Notes 3.60% due 04/01/2050	3,810,000	3,920,952
Oracle Corp. Senior Notes 3.85% due 04/01/2060	910,000	967,043

		4,887,995

Security Description	Principal Amount	Value (Note 2)
Finance-Leasing Companies — 0.1%
BOC Aviation USA Corp. Company Guar. Notes 1.63% due 04/29/2024*	$2,235,000	$2,252,746

Gas-Distribution — 0.4%
Boston Gas Co. Senior Notes 3.00% due 08/01/2029*	995,000	1,048,140
Boston Gas Co. Senior Notes 3.15% due 08/01/2027*	1,655,000	1,775,207
Brooklyn Union Gas Co. Senior Notes 3.41% due 03/10/2026*	1,170,000	1,262,640
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*	3,525,000	3,697,502

		7,783,489

Insurance-Life/Health — 1.7%
Athene Global Funding Sec. Notes 2.50% due 03/24/2028*	8,470,000	8,688,949
Brighthouse Financial Global Funding Senior Sec. Notes 1.00% due 04/12/2024*	600,000	601,200
Brighthouse Financial Global Funding Sec. Notes 1.55% due 05/24/2026*	6,290,000	6,347,396
Equitable Financial Life Global Funding Senior Sec. Notes 1.40% due 08/27/2027*	3,405,000	3,347,318
Equitable Financial Life Global Funding Sec. Notes 1.80% due 03/08/2028*	5,985,000	5,959,135
Nationwide Financial Services, Inc. Company Guar. Notes 3.90% due 11/30/2049*	2,035,000	2,246,987
Principal Life Global Funding II Sec. Notes 2.50% due 09/16/2029*	4,000,000	4,163,691

		31,354,676

Insurance-Multi-line — 0.8%
Metropolitan Life Global Funding I Sec. Notes 1.95% due 09/15/2021*	6,000,000	6,022,437
Metropolitan Life Global Funding I Sec. Notes 2.65% due 04/08/2022*	965,000	983,177
Metropolitan Life Global Funding I Sec. Notes 3.45% due 12/18/2026*	1,330,000	1,475,894
Nationwide Mutual Insurance Co. Sub. Bonds 4.35% due 04/30/2050*	5,240,000	5,876,513

		14,358,021

Insurance-Mutual — 0.3%
New York Life Global Funding Sec. Notes 2.90% due 01/17/2024*	4,655,000	4,931,142

27

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Mutual (continued)
Northwestern Mutual Life Insurance Co. Sub. Notes 3.63% due 09/30/2059*	$294,000	$322,698

		5,253,840

Medical Labs & Testing Services — 0.3%
Roche Holdings, Inc. Company Guar. Notes 2.38% due 01/28/2027*	5,080,000	5,338,202

Medical-Drugs — 0.2%
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	3,700,000	3,989,167

Medical-HMO — 0.4%
Kaiser Foundation Hospitals Notes 2.81% due 06/01/2041	3,915,000	3,996,978
UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	1,155,000	1,164,320
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	1,165,000	1,293,129
UnitedHealth Group, Inc. Senior Notes 4.25% due 06/15/2048	825,000	1,023,641

		7,478,068

Medical-Hospitals — 1.2%
Ascension Health Senior Notes 2.53% due 11/15/2029	1,625,000	1,709,811
Bon Secours Mercy Health, Inc. Sec. Notes 2.10% due 06/01/2031	840,000	832,908
Children’s National Medical Center Notes 2.93% due 07/15/2050	1,890,000	1,878,323
CommonSpirit Health Senior Sec. Notes 3.82% due 10/01/2049	4,000,000	4,481,835
Cottage Health Obligated Group Sec. Notes 3.30% due 11/01/2049	305,000	329,449
Dignity Health Sec. Notes 3.81% due 11/01/2024	1,242,000	1,350,306
Memorial Sloan-Kettering Cancer Center Bonds 2.96% due 01/01/2050	1,130,000	1,148,218
Mercy Health Sec. Notes 3.56% due 08/01/2027	2,700,000	2,942,667
Mercy Health Senior Sec. Notes 4.30% due 07/01/2028	2,645,000	3,060,441
Stanford Health Care Notes 3.31% due 08/15/2030	2,830,000	3,124,514

Security Description	Principal Amount	Value (Note 2)
Medical-Hospitals (continued)
Sutter Health Notes 2.29% due 08/15/2030	$1,740,000	$1,756,584

		22,615,056

Multimedia — 0.1%
NBCUniversal Media LLC Company Guar. Notes 4.45% due 01/15/2043	826,000	1,015,015

Oil Companies-Integrated — 0.0%
Exxon Mobil Corp. Senior Notes 2.61% due 10/15/2030	845,000	891,593

Real Estate Investment Trusts — 0.3%
SBA Tower Trust Mtg. Notes 1.63% due 11/15/2026*	1,555,000	1,555,627
SBA Tower Trust Notes 1.88% due 07/15/2050*	810,000	820,420
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2050*	1,030,000	1,080,825
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	1,495,000	1,523,541

		4,980,413

Schools — 0.1%
Stanford University Notes 6.88% due 02/01/2024	1,970,000	2,286,009

Special Purpose Entity — 0.0%
Postal Square LP Government Guar. Notes 8.95% due 06/15/2022	451,750	477,411

Telephone-Integrated — 0.2%
Verizon Communications, Inc. Senior Notes 4.00% due 03/22/2050	470,000	540,808
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	2,000,000	2,385,666

		2,926,474

Tobacco — 0.2%
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	3,000,000	3,229,395

Transport-Rail — 0.0%
Burlington Northern Santa Fe LLC Senior Notes 4.55% due 09/01/2044	500,000	639,314

Transport-Services — 0.0%
Federal Express Corp. Pass-Through Certs. Series 981A, Class A 6.72% due 07/15/2023	128,860	132,669

Total U.S. Corporate Bonds & Notes (cost $270,400,742)		282,926,955

28

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 6.7%
Banks-Commercial — 2.6%
Bank of Montreal Notes 2.50% due 01/11/2022*	$4,000,000	$4,047,858
Canadian Imperial Bank of Commerce FRS Senior Notes 0.84% (3 ML+0.72%) due 06/16/2022	2,845,000	2,863,870
Cooperatieve Rabobank UA Senior Notes 1.11% due 02/24/2027*	4,015,000	3,960,354
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	860,000	867,806
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	1,350,000	1,436,411
DNB Bank ASA Senior Notes 1.54% due 05/25/2027*	3,860,000	3,868,767
DNB Boligkreditt AS Bonds 2.50% due 03/28/2022*	1,780,000	1,809,121
ING Groep NV Senior Notes 3.95% due 03/29/2027	2,045,000	2,302,342
National Australia Bank, Ltd. Bonds 2.40% due 12/07/2021*	8,200,000	8,278,340
NBK SPC, Ltd. Company Guar. Notes 2.75% due 05/30/2022*	7,345,000	7,474,904
Standard Chartered PLC Senior Notes 0.99% due 01/12/2025*	3,310,000	3,299,586
Standard Chartered PLC Senior Notes 2.74% due 09/10/2022*	4,805,000	4,824,782
Toronto-Dominion Bank Notes 2.50% due 01/18/2023*	4,000,000	4,049,230

		49,083,371

Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.00% due 04/29/2030	965,000	966,700

Building Societies — 0.1%
Nationwide Building Society Senior Notes 3.62% due 04/26/2023*	1,180,000	1,209,951

Diversified Banking Institutions — 2.4%
Bank of Nova Scotia Senior Notes 2.70% due 08/03/2026	6,570,000	7,034,198
BNP Paribas SA Senior Notes 2.82% due 11/19/2025*	1,905,000	2,004,502
BNP Paribas SA Senior Notes 2.95% due 05/23/2022*	390,000	399,129

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*	$2,025,000	$2,172,635
Credit Agricole SA Senior Notes 3.25% due 10/04/2024*	5,165,000	5,536,434
Credit Agricole SA Senior Notes 3.75% due 04/24/2023*	1,175,000	1,243,173
Credit Suisse Group AG FRS Senior Notes 1.36% (3 ML+1.24%) due 06/12/2024*	3,725,000	3,782,522
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*	2,655,000	2,925,912
HSBC Holdings PLC Senior Notes 1.59% due 05/24/2027	4,815,000	4,826,457
HSBC Holdings PLC Senior Notes 2.80% due 05/24/2032	5,475,000	5,632,142
HSBC Holdings PLC Senior Notes 3.60% due 05/25/2023	7,310,000	7,739,248
HSBC Holdings PLC Senior Notes 4.95% due 03/31/2030	670,000	806,233
Societe Generale SA Senior Notes 3.25% due 01/12/2022*	1,355,000	1,375,820

		45,478,405

Insurance-Life/Health — 0.1%
Prudential PLC Senior Notes 3.13% due 04/14/2030	2,460,000	2,662,950

Oil Companies-Exploration & Production — 0.0%
BG Energy Capital PLC Company Guar. Notes 4.00% due 10/15/2021*	670,000	676,953

Oil Companies-Integrated — 0.3%
Qatar Petroleum Senior Notes 2.25% due 07/12/2031*	2,660,000	2,631,724
Qatar Petroleum Senior Notes 3.13% due 07/12/2041*	2,215,000	2,206,827
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	1,000,000	1,085,401
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	211,000	217,625

		6,141,577

Pipelines — 0.5%
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.16% due 03/31/2034*	8,900,000	8,733,559

29

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts — 0.2%
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 3.63% due 01/28/2026*	$3,282,000	$3,588,736

Telecom Services — 0.2%
NTT Finance Corp. Company Guar. Notes 1.16% due 04/03/2026*	4,270,000	4,262,069

Telephone-Integrated — 0.2%
Ooredoo International Finance, Ltd. Company Guar. Notes 2.63% due 04/08/2031*	3,010,000	3,045,277

Total Foreign Corporate Bonds & Notes (cost $122,582,459)		125,849,548

FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Electric-Distribution — 0.2%
Hydro-Quebec Government Guar. Notes Series HY 8.40% due 01/15/2022	3,000,000	3,127,259

Sovereign — 0.5%
Kingdom of Saudi Arabia Senior Notes 2.38% due 10/26/2021*	1,775,000	1,785,650
Kingdom of Saudi Arabia Senior Notes 2.88% due 03/04/2023*	2,110,000	2,188,492
Republic of Chile Senior Notes 3.50% due 04/15/2053	2,110,000	2,214,318
State of Qatar Senior Notes 3.88% due 04/23/2023*	3,335,000	3,540,116

		9,728,576

Total Foreign Government Obligations (cost $12,178,365)		12,855,835

MUNICIPAL BONDS & NOTES — 1.9%
Bay Area Toll Authority Revenue Bonds Series S-1 7.04% due 04/01/2050	70,000	121,498
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	2,385,000	3,392,549
Chicago Transit Authority Revenue Bonds Series B 6.30% due 12/01/2021	60,000	61,406
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	145,000	206,069
City of San Antonio, Texas Electric & Gas Systems Revenue Bonds 2.91% due 02/01/2048	515,000	510,262

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
City of San Antonio, Texas Electric & Gas Systems Revenue Bonds 5.99% due 02/01/2039	$885,000	$1,258,244
County of Broward, Florida Airport System Revenue Bonds Series C 3.48% due 10/01/2043	435,000	454,532
Foothill-Eastern Transportation Corridor Agency Revenue Bonds Series A 3.92% due 01/15/2053	2,670,000	2,825,221
Illinois Municipal Electric Agency Revenue Bonds 6.83% due 02/01/2035	1,910,000	2,511,514
Kansas Development Finance Authority Revenue Bonds Series C 5.37% due 05/01/2026	685,000	771,584
Metropolitan Transportation Authority Revenue Bonds Series C2 5.18% due 11/15/2049	1,130,000	1,525,461
Metropolitan Transportation Authority Revenue Bonds 6.20% due 11/15/2026	100,000	115,443
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	1,435,000	2,174,425
Metropolitan Transportation Authority Revenue Bonds 6.67% due 11/15/2039	815,000	1,186,145
Oregon School Boards Association General Obligation Bonds 4.76% due 06/30/2028	2,800,000	3,194,337
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	2,845,000	3,697,586
Port Authority of New York & New Jersey Revenue Bonds 3.18% due 07/15/2060	2,645,000	2,656,955
Sales Tax Securitization Corp. Revenue Bonds Series A 4.79% due 01/01/2048	2,870,000	3,656,219
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/2026	1,907,000	2,219,711
University of California Revenue Bonds Series BG 1.32% due 05/15/2027	615,000	616,879

30

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
University of California Revenue Bonds Series F 6.58% due 05/15/2049	$1,295,000	$2,024,600
Utility Debt Securitization Authority Revenue Bonds Series T 3.44% due 12/15/2025	1,405,000	1,456,058

Total Municipal Bonds & Notes (cost $32,403,039)		36,636,698

U.S. GOVERNMENT AGENCIES — 28.3%
Federal Home Loan Mtg. Corp. — 3.1%
2.50% due 10/01/2031	3,340,920	3,501,525
3.00% due 11/01/2046	18,854,657	20,021,650
3.00% due 12/01/2046	5,082,320	5,401,652
4.00% due 09/01/2026	376,896	401,609
4.00% due 12/01/2040	2,261,653	2,472,766
6.00% due 12/01/2039	103,602	117,063
7.50% due 05/01/2027	397	442
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K733, Class A2 3.75% due 08/25/2025(4)	2,800,000	3,082,061
Federal Home Loan Mtg. Corp. REMIC
Series 4146, Class AB 1.13% due 12/15/2027(2)	1,939,253	1,962,089
Series 4142, Class PT 1.25% due 12/15/2027(2)	1,403,430	1,425,835
Series 4122, Class AB 1.50% due 10/15/2042(2)	363,085	363,882
Series 4166, Class PB 1.75% due 03/15/2041(2)	421,231	430,519
Series 4000, Class GA 2.00% due 07/15/2031(2)	341,369	350,957
Series 4654, Class KA 3.00% due 06/15/2045(2)	4,325,543	4,506,829
Series 4758, Class CA 3.00% due 07/15/2047(2)	2,668,740	2,861,936
Federal Home Loan Mtg. Corp. SCRT
Series 2021-1, Class MTU 2.50% due 09/25/2060(2)	9,592,584	10,011,942
Series 2019-3, Class MA 3.50% due 10/25/2058(2)	1,601,386	1,685,398

		58,598,155

Federal National Mtg. Assoc. — 4.7%
2.00% due 09/01/2031	213,336	220,888
2.00% due 11/01/2031	278,096	287,981
2.00% due 12/01/2031	956,745	990,999
2.47% due 05/01/2025	3,139,296	3,322,499
2.50% due 03/01/2030	3,201,199	3,350,809
2.68% due 05/01/2025	5,880,833	6,270,190
2.81% due 07/01/2025	5,902,377	6,307,839
2.99% due 10/01/2025	2,021,951	2,184,416
3.00% due 05/01/2027	310,376	328,477
3.00% due 06/01/2027	148,485	157,143
3.00% due 08/01/2027	84,595	89,486
3.00% due 10/01/2046	6,332,339	6,720,723
3.01% due 12/01/2024	3,522,613	3,772,362
3.07% due 02/01/2025	700,000	752,442
3.09% due 10/01/2025	966,883	1,047,964

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
3.12% due 05/01/2033	$2,591,650	$2,881,720
3.33% due 07/01/2022	5,294,000	5,383,585
4.00% due 09/01/2026	2,078,292	2,214,118
4.00% due 01/01/2046	3,144,079	3,403,717
4.00% due 02/01/2046	3,314,659	3,590,854
4.50% due 11/01/2026	336,232	354,032
4.50% due 01/01/2027	239,849	251,189
4.50% due 05/01/2039	17,694	19,739
4.50% due 06/01/2039	51,812	55,844
4.50% due 08/01/2039	5,246	5,854
4.50% due 11/01/2040	187,997	202,427
4.50% due 12/01/2040	148,335	165,474
4.50% due 07/01/2041	238,541	265,446
4.50% due 06/01/2043	143,627	157,445
4.50% due 10/01/2043	199,276	214,724
5.50% due 03/01/2038	186,599	216,961
5.50% due 06/01/2038	21,909	25,318
5.50% due 08/01/2038	20,768	24,008
5.50% due 09/01/2039	10,385	11,993
5.50% due 06/01/2040	5,139	5,767
6.50% due 02/01/2038	35,369	41,266
6.50% due 10/01/2039	39,260	45,682
Federal National Mtg. Assoc. Multifamily REMIC FRS
Series 2017-M13, Class FA 0.50% (1 ML+0.40%) due 10/25/2024(4)	261,143	261,095
Series 2017-M5, Class FA 0.59% (1 ML+0.49%) due 04/25/2024(4)	35,914	35,984
Federal National Mtg. Assoc. Multifamily REMIC Trust VRS Series 2015-M12, Class A2 2.88% due 05/25/2025(1)(4)	9,166,238	9,722,150
Federal National Mtg. Assoc. REMIC
Series 2013-9, Class PT 1.25% due 02/25/2028(2)	1,192,123	1,207,878
Series 2012-103, Class HB 1.50% due 09/25/2027(2)	4,032,359	4,114,395
Series 2019-41, Class AC 2.50% due 03/25/2053(2)	2,409,254	2,484,936
Series 2017-51, Class AP 3.00% due 10/25/2045(2)	10,752,931	11,238,068
Series 2019-6, Class GJ 3.00% due 02/25/2049(2)	637,866	673,191
Series 2018-77, Class PA 3.50% due 02/25/2048(2)	2,450,860	2,568,942
Series 2019-22, Class BA 3.50% due 12/25/2058(2)	739,438	806,089

		88,454,109

Government National Mtg. Assoc. — 3.3%
2.50% due July 30 TBA	21,800,000	22,565,555
4.00% due 02/15/2041	383,980	420,029
4.00% due 09/15/2041	454,167	503,826
4.00% due 08/15/2042	116,656	131,443
4.00% due July 30 TBA	24,250,000	25,606,484
4.50% due 05/15/2040	300,987	339,729
4.50% due 06/15/2040	268,444	302,997
4.50% due 07/15/2040	392,159	439,974
4.50% due 05/15/2042	108,389	120,740
4.50% due July 30 TBA	3,025,000	3,223,516
5.00% due 07/15/2033	510,539	590,845

31

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
5.00% due 10/15/2033	$30,588	$34,930
5.00% due 11/15/2033	5,108	5,808
5.00% due 12/15/2033	9,165	10,437
5.00% due 01/15/2034	68,445	77,223
5.00% due 02/15/2034	28,767	32,457
5.00% due 03/15/2034	1,498	1,688
5.00% due 05/15/2034	5,153	5,961
5.00% due 06/15/2035	3,196	3,700
5.00% due 09/15/2035	49,752	57,169
5.00% due 11/15/2035	16,810	19,126
5.00% due 12/15/2035	10,565	12,096
5.00% due 02/15/2036	6,493	7,326
5.00% due 03/15/2036	3,012	3,399
5.00% due 09/15/2036	1,774	2,001
5.00% due 07/15/2038	28,433	32,062
5.00% due 08/15/2038	12,742	14,704
5.00% due 11/15/2038	38,265	43,979
5.00% due 12/15/2038	149,926	173,007
5.00% due 06/15/2039	171,410	197,817
5.00% due 08/15/2039	37,673	43,181
5.00% due 04/15/2041	116,107	133,995
5.50% due 10/15/2032	725	811
5.50% due 02/15/2033	52,970	59,184
5.50% due 05/15/2033	27,111	31,407
5.50% due 06/15/2033	33,147	38,272
5.50% due 07/15/2033	5,403	6,042
5.50% due 08/15/2033	522	581
5.50% due 09/15/2033	1,826	2,112
5.50% due 11/15/2033	40,526	45,463
5.50% due 01/15/2034	8,305	9,680
5.50% due 02/15/2034	35,260	40,024
5.50% due 03/15/2034	260,961	295,751
5.50% due 04/15/2034	13,428	15,657
5.50% due 05/15/2034	23,661	26,697
5.50% due 06/15/2034	2,476	2,766
5.50% due 07/15/2034	4,003	4,476
5.50% due 08/15/2034	7,215	8,074
5.50% due 09/15/2034	128,564	143,592
5.50% due 10/15/2034	69,444	77,556
5.50% due 04/15/2036	20,635	23,086
6.00% due 06/15/2028	7,775	8,715
6.00% due 08/15/2028	18,683	20,987
6.00% due 09/15/2028	23,568	26,416
6.00% due 12/15/2028	22,741	25,516
6.00% due 04/15/2029	1,368	1,536
6.00% due 01/15/2032	2,086	2,348
6.00% due 02/15/2032	202	226
6.00% due 07/15/2032	5,390	6,063
6.00% due 09/15/2032	5,490	6,156
6.00% due 10/15/2032	109,105	123,735
6.00% due 11/15/2032	6,898	7,736
6.00% due 01/15/2033	1,651	1,854
6.00% due 02/15/2033	5,333	6,302
6.00% due 03/15/2033	11,015	12,545
6.00% due 04/15/2033	25,207	28,270
6.00% due 05/15/2033	60,613	68,057
6.00% due 12/15/2033	12,252	14,574
6.00% due 08/15/2034	2,438	2,794
6.00% due 09/15/2034	46,537	52,248
6.00% due 10/15/2034	26,224	29,955
6.00% due 05/15/2036	10,830	12,876
6.00% due 06/15/2036	141,806	168,692

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
6.00% due 07/15/2036	$1,565,069	$1,862,588
6.00% due 08/15/2036	49,705	59,145
6.00% due 12/15/2036	70,803	83,007
6.00% due 02/15/2037	34,065	40,500
6.00% due 08/15/2037	28,886	34,048
6.00% due 01/15/2038	126,385	147,740
6.00% due 03/15/2038	67,163	78,274
6.00% due 07/15/2038	45,155	53,698
6.00% due 08/15/2038	108,133	127,230
6.00% due 09/15/2038	167,847	197,417
6.00% due 10/15/2038	280,329	328,996
6.00% due 11/15/2038	65,564	77,305
6.00% due 12/15/2038	95,551	111,965
6.00% due 01/15/2039	95,253	109,904
6.00% due 02/15/2039	60,924	70,235
6.00% due 04/15/2039	68,312	76,639
6.00% due 12/15/2039	63,109	74,608
6.00% due 03/15/2040	178,987	201,194
6.00% due 04/15/2040	25,043	29,685
6.00% due 06/15/2041	82,635	98,201
6.50% due 06/15/2023	537	599
6.50% due 07/15/2023	4,429	4,939
6.50% due 08/15/2023	522	582
6.50% due 10/15/2023	1,002	1,117
6.50% due 11/15/2023	3,934	4,388
6.50% due 12/15/2023	12,697	14,161
6.50% due 02/15/2027	547	610
6.50% due 12/15/2027	1,058	1,180
6.50% due 01/15/2028	9,464	10,555
6.50% due 02/15/2028	4,239	4,727
6.50% due 03/15/2028	10,102	11,295
6.50% due 04/15/2028	6,371	7,111
6.50% due 05/15/2028	24,257	27,051
6.50% due 06/15/2028	29,322	32,743
6.50% due 07/15/2028	23,634	26,357
6.50% due 08/15/2028	17,328	19,348
6.50% due 09/15/2028	23,033	25,690
6.50% due 10/15/2028	19,980	22,303
6.50% due 11/15/2028	25,892	28,945
6.50% due 12/15/2028	23,641	26,423
6.50% due 02/15/2029	2,538	2,832
6.50% due 03/15/2029	10,871	12,125
6.50% due 04/15/2029	2,547	2,841
6.50% due 05/15/2029	43,496	48,509
6.50% due 06/15/2029	4,701	5,243
6.50% due 03/15/2031	1,142	1,274
6.50% due 04/15/2031	235	273
6.50% due 05/15/2031	37,158	41,535
6.50% due 06/15/2031	7,329	8,174
6.50% due 07/15/2031	41,528	46,314
6.50% due 08/15/2031	14,732	16,440
6.50% due 09/15/2031	46,396	52,012
6.50% due 10/15/2031	15,878	17,990
6.50% due 11/15/2031	14,618	16,303
6.50% due 01/15/2032	82,702	92,595
6.50% due 02/15/2032	31,185	34,970
6.50% due 04/15/2032	10,523	11,736
6.50% due 05/15/2032	1,732	1,931
7.00% due 11/15/2031	8,636	9,599
7.00% due 03/15/2032	9,039	10,433
7.00% due 01/15/2033	11,097	12,901
7.00% due 05/15/2033	31,251	36,238
7.00% due 07/15/2033	19,160	21,958

32

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
7.00% due 11/15/2033	$30,113	$35,017
8.00% due 10/15/2029	307	308
8.00% due 12/15/2029	272	274
8.00% due 01/15/2030	4,040	4,138
8.00% due 03/15/2030	95	95
8.00% due 04/15/2030	12,961	13,056
8.00% due 08/15/2030	897	900
8.00% due 09/15/2030	15,075	15,410
8.00% due 11/15/2030	1,389	1,474
8.00% due 02/15/2031	30,034	32,786
8.00% due 03/15/2031	7,630	7,663
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HA 7.50% due 09/16/2035(2)	10,084	10,739
Series 2005-74, Class HB 7.50% due 09/16/2035(2)	110,396	122,943
Series 2005-74, Class HC 7.50% due 09/16/2035(2)	59,903	68,512

		61,566,080

Uniform Mtg. Backed Securities — 17.2%
1.50% due July 15 TBA	14,060,000	14,234,778
2.00% due July 15 TBA	17,185,000	17,730,912
2.00% due July 30 TBA	42,315,000	42,782,779
2.00% due August 30 TBA	42,310,000	42,693,434
2.50% due July 15 TBA	14,600,000	15,223,922
2.50% due July 30 TBA	48,906,000	50,615,800
2.50% due August 15 TBA	14,600,000	15,213,131
2.50% due August 30 TBA	48,905,000	50,517,337
3.00% due July 30 TBA	35,065,000	36,559,372
3.00% due August 30 TBA	35,060,000	36,530,877

		322,102,342

Total U.S. Government Agencies (cost $524,127,078)		530,720,686

U.S. GOVERNMENT TREASURIES — 39.6%
United States Treasury Bonds — 9.9%
1.38% due 08/15/2050	3,480,000	2,935,706
1.63% due 11/15/2050	10,730,000	9,641,911
1.88% due 02/15/2041	5,155,000	5,051,900
1.88% due 02/15/2051	13,320,000	12,724,763
2.25% due 05/15/2041	27,460,000	28,601,306
2.25% due 08/15/2049(7)	4,705,000	4,876,843
2.38% due 05/15/2051	6,155,000	6,577,195
2.50% due 02/15/2045	7,555,000	8,179,763
2.50% due 05/15/2046	915,000	991,881
2.75% due 08/15/2047	2,965,000	3,373,846
2.75% due 11/15/2047	11,873,000	13,521,770
2.88% due 05/15/2043	31,130,000	35,825,036
2.88% due 08/15/2045	6,205,000	7,177,682
2.88% due 05/15/2049	8,265,000	9,682,964
3.00% due 08/15/2048	10,715,000	12,799,821
3.00% due 02/15/2049	3,125,000	3,743,164
3.38% due 05/15/2044	2,895,000	3,612,078
3.63% due 02/15/2044	13,550,000	17,525,020

		186,842,649

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES — 39.6% (continued)
United States Treasury Notes — 29.7%
0.13% due 01/31/2023	$510,000	$509,502
0.13% due 02/28/2023	41,000,000	40,948,750
0.13% due 03/31/2023	14,000,000	13,977,578
0.13% due 04/30/2023	23,000,000	22,955,977
0.13% due 05/15/2023	1,625,000	1,621,890
0.13% due 02/15/2024	4,310,000	4,282,052
0.25% due 06/15/2023	10,000,000	10,001,172
0.25% due 03/15/2024	6,200,000	6,175,297
0.25% due 05/15/2024	11,245,000	11,184,382
0.25% due 05/31/2025	27,910,000	27,449,921
0.25% due 06/30/2025	40,670,000	39,961,452
0.25% due 07/31/2025	6,000,000	5,888,672
0.25% due 08/31/2025	23,135,000	22,676,819
0.25% due 09/30/2025	9,070,000	8,881,868
0.38% due 04/15/2024	10,800,000	10,786,500
0.38% due 11/30/2025	21,835,000	21,450,329
0.38% due 12/31/2025	18,300,000	17,960,449
0.38% due 01/31/2026	31,020,000	30,410,505
0.50% due 02/28/2026	10,500,000	10,345,371
0.63% due 05/15/2030	1,060,000	991,638
0.63% due 08/15/2030	11,256,000	10,494,901
0.75% due 03/31/2026	12,620,000	12,569,224
0.75% due 04/30/2026	7,225,000	7,192,262
0.75% due 05/31/2026	18,230,000	18,134,577
0.88% due 06/30/2026	3,800,000	3,800,000
0.88% due 11/15/2030	24,195,000	23,026,835
1.13% due 02/15/2031	12,880,000	12,515,738
1.25% due 03/31/2028	8,380,000	8,419,281
1.50% due 10/31/2024	15,385,000	15,877,200
1.63% due 10/31/2026	23,730,000	24,589,286
1.63% due 05/15/2031	6,400,000	6,506,000
1.75% due 06/30/2024	25,695,000	26,686,666
2.63% due 06/30/2023	13,360,000	13,990,425
2.63% due 12/31/2023	15,000,000	15,848,438
2.88% due 09/30/2023	14,325,000	15,152,045
2.88% due 10/31/2023	32,065,000	33,968,859

		557,231,861

Total U.S. Government Treasuries (cost $721,126,991)		744,074,510

Total Long-Term Investment Securities (cost $1,801,149,942)		1,851,942,392

REPURCHASE AGREEMENTS — 20.8%
Bank of America Securities LLC Joint Repurchase Agreement(6)	88,780,000	88,780,000
Barclays Capital, Inc. Joint Repurchase Agreement(6)	64,480,000	64,480,000
BNP Paribas SA Joint Repurchase Agreement(6)	55,885,000	55,885,000
Deutsche Bank AG Joint Repurchase Agreement(6)	90,285,000	90,285,000
RBS Securities, Inc. Joint Repurchase Agreement(6)	90,275,000	90,275,000

Total Repurchase Agreements (cost $389,705,000)		389,705,000

TOTAL INVESTMENTS (cost $2,190,854,942)(8)	119.4%	2,241,647,392
Liabilities in excess of other assets	(19.4)	(363,819,220)

NET ASSETS	100.0%	$1,877,828,172

33

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited) — (continued)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2021, the aggregate value of these securities was $304,145,587 representing 16.2% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Collateralized Mortgage Obligation
(3)	Collateralized Loan Obligation
(4)	Commercial Mortgage Backed Security
(5)	Securities classified as Level 3 (see Note 2).
(6)	See Note 2 for details of Joint Repurchase Agreements.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	See Note 6 for cost of investments on a tax basis.

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Seasoned Credit Risk Transfer Trust

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

137	Short	U.S. Treasury 10 Year Notes	September 2021	$20,079,859	$20,166,828	$(86,969)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Asset Backed Securities:
Diversified Financial Services	$—	$113,998,189	$4,879,971	$118,878,160
U.S. Corporate Bonds & Notes	—	282,926,955	—	282,926,955
Foreign Corporate Bonds & Notes	—	125,849,548	—	125,849,548
Foreign Government Obligations	—	12,855,835	—	12,855,835
Municipal Bond & Notes	—	36,636,698	—	36,636,698
U.S. Government Agencies	—	530,720,686	—	530,720,686
U.S. Government Treasuries	—	744,074,510	—	744,074,510
Repurchase Agreements	—	389,705,000	—	389,705,000

Total Investments at Value	$—	$2,236,767,421	$4,879,971	$2,241,647,392

LIABILITIES:
Other Financial Instruments:+

Futures Contracts	$86,969	$—	$—	$86,969

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

34

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO PROFILE — June 30, 2021 — (unaudited)

Industry Allocation*

Sovereign	20.9%
United States Treasury Notes	8.5
Commercial Services-Finance	4.5
Diversified Banking Institutions	3.4
E-Commerce/Products	2.9
United States Treasury Bonds	2.7
Repurchase Agreements	2.3
Enterprise Software/Service	2.1
Banks-Commercial	2.0
Medical-Drugs	1.7
E-Commerce/Services	1.7
Medical-Biomedical/Gene	1.7
Electronic Components-Semiconductors	1.7
Oil Refining & Marketing	1.6
Internet Content-Entertainment	1.6
Distribution/Wholesale	1.6
Finance-Credit Card	1.5
Applications Software	1.5
Web Portals/ISP	1.5
Oil Companies-Exploration & Production	1.5
Retail-Apparel/Shoe	1.4
Building-Heavy Construction	1.3
Exchange-Traded Funds	1.2
Finance-Investment Banker/Broker	1.2
Medical-HMO	1.1
Transport-Services	1.1
Cable/Satellite TV	1.0
Aerospace/Defense-Equipment	1.0
Auto-Cars/Light Trucks	1.0
Real Estate Investment Trusts	1.0
Audio/Video Products	1.0
Industrial Automated/Robotic	0.9
Diversified Manufacturing Operations	0.9
Insurance Brokers	0.9
Data Processing/Management	0.9
Insurance-Life/Health	0.8
Machinery-General Industrial	0.8
Electric-Integrated	0.8
Metal-Diversified	0.8
Computers	0.8
Medical Products	0.8
Wireless Equipment	0.7
Entertainment Software	0.7
Medical Instruments	0.6
Diagnostic Equipment	0.6
Building-Residential/Commercial	0.6
Transport-Rail	0.6
Rental Auto/Equipment	0.6
Consulting Services	0.6
Electronic Connectors	0.5
Private Equity	0.5
Human Resources	0.4
Medical Labs & Testing Services	0.4
Computer Data Security	0.4
Resorts/Theme Parks	0.4
Semiconductor Equipment	0.4
Transport-Truck	0.3
Decision Support Software	0.3
Computer Services	0.3
Pharmacy Services	0.3
Finance-Leasing Companies	0.3

Patient Monitoring Equipment	0.2%
Retail-Restaurants	0.2
Hotels/Motels	0.2
Research & Development	0.2
Environmental Consulting & Engineering	0.2
Communications Software	0.1
Building & Construction Products-Misc.	0.1
Telephone-Integrated	0.1
Cosmetics & Toiletries	0.1
Retail-Drug Store	0.1
Schools	0.1
Diversified Financial Services	0.1
Finance-Auto Loans	0.1
Food-Confectionery	0.1
Finance-Other Services	0.1
Gold Mining	0.1
Banks-Super Regional	0.1

99.3%

*	Calculated as a percentage of net assets

35

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 62.0%
Aerospace/Defense-Equipment — 1.0%
L3Harris Technologies, Inc.	3,130	$676,550
Safran SA	5,351	741,851

		1,418,401

Applications Software — 1.5%
Intuit, Inc.	1,942	951,910
Roper Technologies, Inc.	2,484	1,167,977

		2,119,887

Audio/Video Products — 1.0%
Sony Group Corp.	13,700	1,333,683

Auto-Cars/Light Trucks — 1.0%
Ferrari NV	4,420	911,937
Ford Motor Co.†	31,727	471,463

		1,383,400

Banks-Commercial — 2.0%
HDFC Bank, Ltd. ADR†	3,422	250,217
ICICI Bank, Ltd. ADR†	35,684	610,196
KBC Group NV	18,892	1,440,397
Sberbank of Russia PJSC ADR	23,800	397,222

		2,698,032

Building & Construction Products-Misc. — 0.1%
Cie de Saint-Gobain	2,892	190,457

Building-Heavy Construction — 1.3%
Cellnex Telecom SA*	28,927	1,842,606

Building-Residential/Commercial — 0.6%
Berkeley Group Holdings PLC	3,879	246,559
Lennar Corp., Class A	5,677	564,010

		810,569

Cable/Satellite TV — 1.0%
Charter Communications, Inc., Class A†	1,986	1,432,800

Commercial Services-Finance — 4.5%
Avalara, Inc.†	4,315	698,167
Global Payments, Inc.	7,868	1,475,565
IHS Markit, Ltd.	10,173	1,146,090
PayPal Holdings, Inc.†	1,364	397,579
S&P Global, Inc.	1,628	668,213
Square, Inc., Class A†	715	174,317
StoneCo, Ltd., Class A†	8,591	576,112
Worldline SA†*	12,056	1,128,479

		6,264,522

Communications Software — 0.1%
Zoom Video Communications, Inc., Class A†	518	200,482

Computer Data Security — 0.4%
Varonis Systems, Inc.†	9,100	524,342

Computer Services — 0.2%
Leidos Holdings, Inc.	3,090	312,399

Computers — 0.7%
Apple, Inc.	6,855	938,861

Consulting Services — 0.6%
Booz Allen Hamilton Holding Corp.	9,163	780,504

Cosmetics & Toiletries — 0.1%
Proya Cosmetics Co., Ltd., Class A	5,200	158,307

Security Description	Shares	Value (Note 2)
Data Processing/Management — 0.9%
Fidelity National Information Services, Inc.	8,604	$1,218,929

Decision Support Software — 0.3%
MSCI, Inc.	803	428,063

Diagnostic Equipment — 0.6%
Danaher Corp.	1,045	280,436
Thermo Fisher Scientific, Inc.	1,055	532,216

		812,652

Distribution/Wholesale — 1.6%
Copart, Inc.†	6,602	870,341
LKQ Corp.†	25,958	1,277,653

		2,147,994

Diversified Banking Institutions — 3.1%
JPMorgan Chase & Co.	15,216	2,366,697
Mitsubishi UFJ Financial Group, Inc.	177,300	957,718
UniCredit SpA	85,676	1,010,824

		4,335,239

Diversified Manufacturing Operations — 0.9%
Siemens AG	6,837	1,083,254
Trane Technologies PLC	873	160,754

		1,244,008

E-Commerce/Products — 2.9%
Alibaba Group Holding, Ltd. ADR†	6,105	1,384,492
Amazon.com, Inc.†	604	2,077,857
Wayfair, Inc., Class A†	1,637	516,817

		3,979,166

E-Commerce/Services — 1.7%
Airbnb, Inc., Class A†	2,921	447,322
Match Group, Inc.†	5,260	848,175
Uber Technologies, Inc.†	21,397	1,072,418

		2,367,915

Electric-Integrated — 0.7%
Iberdrola SA	78,946	962,313

Electronic Components-Semiconductors — 1.7%
Advanced Micro Devices, Inc.†	11,892	1,117,016
Marvell Technology, Inc.	19,924	1,162,167

		2,279,183

Electronic Connectors — 0.5%
TE Connectivity, Ltd.	5,113	691,329

Enterprise Software/Service — 2.1%
salesforce.com, Inc.†	8,944	2,184,751
Workday, Inc., Class A†	3,017	720,278

		2,905,029

Entertainment Software — 0.7%
Zynga, Inc., Class A†	94,791	1,007,628

Environmental Consulting & Engineering — 0.2%
Tetra Tech, Inc.	1,821	222,235

Finance-Credit Card — 1.5%
Visa, Inc., Class A	9,098	2,127,294

Finance-Investment Banker/Broker — 1.1%
Charles Schwab Corp.	9,221	671,381
XP, Inc., Class A†	19,626	854,712

		1,526,093

36

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Leasing Companies — 0.3%
AerCap Holdings NV†	7,232	$370,351

Gold Mining — 0.1%
Barrick Gold Corp.	4,814	99,573

Hotels/Motels — 0.2%
Huazhu Group, Ltd. ADR†	4,973	262,624

Human Resources — 0.4%
Recruit Holdings Co., Ltd.	12,504	615,661

Industrial Automated/Robotic — 0.9%
Keyence Corp.	2,518	1,270,843

Insurance Brokers — 0.9%
Marsh & McLennan Cos., Inc.	8,812	1,239,672

Insurance-Life/Health — 0.7%
Dai-ichi Life Holdings, Inc.	16,000	292,938
Prudential PLC	37,727	716,799

		1,009,737

Internet Content-Entertainment — 1.6%
Facebook, Inc., Class A†	4,254	1,479,159
Netflix, Inc.†	939	495,989
Pinterest, Inc., Class A†	3,056	241,271

		2,216,419

Machinery-General Industrial — 0.8%
Middleby Corp.†	2,396	415,131
Westinghouse Air Brake Technologies Corp.	8,535	702,430

		1,117,561

Medical Instruments — 0.6%
Intuitive Surgical, Inc.†	933	858,024

Medical Labs & Testing Services — 0.4%
WuXi AppTec Co., Ltd.*	16,951	395,814
Wuxi Biologics Cayman, Inc.†*	11,262	206,404

		602,218

Medical Products — 0.8%
Baxter International, Inc.	13,358	1,075,319

Medical-Biomedical/Gene — 1.6%
Argenx SE ADR†	1,767	531,991
Ascendis Pharma A/S ADR†	3,316	436,220
Illumina, Inc.†	620	293,390
Moderna, Inc.†	1,622	381,137
Seagen, Inc.†	3,636	574,052

		2,216,790

Medical-Drugs — 1.6%
AstraZeneca PLC	9,765	1,172,893
Eisai Co., Ltd.	5,407	531,720
Eli Lilly & Co.	2,267	520,322

		2,224,935

Medical-HMO — 1.0%
Anthem, Inc.	968	369,582
UnitedHealth Group, Inc.	2,541	1,017,518

		1,387,100

Metal-Diversified — 0.8%
Anglo American PLC	27,585	1,096,098

Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production — 1.5%
ConocoPhillips	20,195	$1,229,875
Occidental Petroleum Corp.	26,840	839,287

		2,069,162

Oil Refining & Marketing — 1.6%
Phillips 66	9,133	783,794
Reliance Industries, Ltd. GDR*	14,769	835,926
Valero Energy Corp.	7,904	617,144

		2,236,864

Patient Monitoring Equipment — 0.2%
Insulet Corp.†	1,178	323,373

Pharmacy Services — 0.3%
CVS Health Corp.	4,624	385,827

Private Equity — 0.5%
Intermediate Capital Group PLC	21,110	620,239

Real Estate Investment Trusts — 1.0%
Prologis, Inc.	10,941	1,307,778

Rental Auto/Equipment — 0.6%
Localiza Rent a Car SA	61,100	786,200

Research & Development — 0.2%
Hangzhou Tigermed Consulting Co., Ltd.*	10,500	246,127

Resort/Theme Parks — 0.4%
Oriental Land Co., Ltd.	3,400	484,468

Retail-Apparel/Shoe — 1.4%
Burlington Stores, Inc.†	2,171	699,040
Li Ning Co., Ltd.	19,000	231,985
Zalando SE†*	8,652	1,045,916

		1,976,941

Retail-Drug Store — 0.1%
Yifeng Pharmacy Chain Co., Ltd.	17,448	151,461

Retail-Restaurants — 0.2%
Domino’s Pizza, Inc.	602	280,827

Schools — 0.1%
Chegg, Inc.†	1,642	136,467

Semiconductor Equipment — 0.4%
ASML Holding NV	696	478,168

Transport-Rail — 0.6%
CSX Corp.	7,719	247,626
East Japan Railway Co.	7,800	556,556

		804,182

Transport-Services — 1.1%
FedEx Corp.	5,072	1,513,130

Transport-Truck — 0.3%
Old Dominion Freight Line, Inc.	1,768	448,718

Web Portals/ISP — 1.5%
Alphabet, Inc., Class C†	833	2,087,765

Wireless Equipment — 0.7%
Motorola Solutions, Inc.	4,664	1,011,388

Total Common Stocks (cost $74,637,193)		85,676,332

37

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited) — (continued)

Security Description		Shares/ Principal Amount(1)	Value (Note 2)
EXCHANGE-TRADED FUNDS — 1.2%
iShares MSCI Japan ETF		2,182	$147,372
iShares MSCI ACWI ETF		15,032	1,521,088

Total Exchange-Traded Funds (cost $1,550,457)			1,668,460

U.S. CORPORATE BONDS & NOTES — 1.5%
Banks-Super Regional — 0.1%
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024		$65,000	68,200

Computer Services — 0.1%
International Business Machines Corp. Senior Notes 2.85% due 05/13/2022		100,000	102,283

Computers — 0.1%
Apple, Inc. Senior Notes 0.70% due 02/08/2026		150,000	148,344

Diversified Banking Institutions — 0.3%
Bank of America Corp. Senior Notes 1.49% due 05/19/2024		100,000	101,696
Goldman Sachs Group, Inc. Senior Notes 0.63% due 11/17/2023		105,000	105,023
JPMorgan Chase & Co. Senior Notes 1.51% due 06/01/2024		70,000	71,372
Morgan Stanley Senior Notes 0.53% due 01/25/2024		130,000	129,948

			408,039

Electric-Integrated — 0.1%
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 0.65% due 03/01/2023		140,000	140,558

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp. Senior Notes 0.75% due 03/18/2024		80,000	80,458

Finance-Other Services — 0.1%
Intercontinental Exchange, Inc. Senior Notes 0.70% due 06/15/2023		55,000	55,202
Nasdaq, Inc. Senior Notes 0.45% due 12/21/2022		45,000	44,981

			100,183

Food-Confectionery — 0.1%
Mondelez International, Inc. Senior Notes 0.25% due 03/17/2028	EUR	100,000	117,742

Security Description		Principal Amount(1)	Value (Note 2)
Insurance-Life/Health — 0.1%
Equitable Financial Life Global Funding Sec. Notes 0.50% due 04/06/2023*		$160,000	$160,209
Principal Life Global Funding II Sec. Notes 1.25% due 06/23/2025*		25,000	25,160

			185,369

Medical-Biomedical/Gene — 0.1%
Gilead Sciences, Inc. Senior Notes 0.75% due 09/29/2023		115,000	115,081

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 2.30% due 11/21/2022		80,000	82,099
Bristol-Myers Squibb Co. Senior Notes 0.54% due 11/13/2023		120,000	120,136

			202,235

Medical-HMO — 0.1%
Anthem, Inc. Senior Notes 0.45% due 03/15/2023		150,000	150,127
UnitedHealth Group, Inc. Senior Notes 1.25% due 01/15/2026		15,000	15,143

			165,270

Real Estate Investment Trusts — 0.0%
American Tower Corp. Senior Notes 1.30% due 09/15/2025		45,000	45,118

Retail-Restaurants — 0.0%
Starbucks Corp. Senior Notes 1.30% due 05/07/2022		30,000	30,271

Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 1.65% due 02/01/2028		80,000	79,473
Verizon Communications, Inc. Senior Notes 2.10% due 03/22/2028		105,000	107,249

			186,722

Total U.S. Corporate Bonds & Notes (cost $2,084,043)			2,095,873

FOREIGN CORPORATE BONDS & NOTES — 0.2%
Diversified Financial Services — 0.0%
GE Capital Canada Funding Co. Company Guar. Notes 4.60% due 01/26/2022	CAD	157,000	129,533

Electric-Distribution — 0.1%
E.ON SE Senior Notes zero coupon due 12/18/2023	EUR	50,000	59,586

38

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited) — (continued)

Security Description		Principal Amount(1)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Finance-Auto Loans — 0.1%
FCA Bank SpA Senior Notes 1.25% due 06/21/2022	EUR	100,000	$120,141

Total Foreign Corporate Bonds & Notes (cost $315,002)			309,260

FOREIGN GOVERNMENT OBLIGATIONS — 20.9%
Sovereign — 20.9%
Commonwealth of Australia Bonds 2.25% due 11/21/2022	AUD	60,000	46,395
Commonwealth of Australia Senior Notes 2.75% due 11/21/2027	AUD	173,000	143,582
Commonwealth of Australia Senior Notes 2.75% due 05/21/2041	AUD	35,000	28,844
Commonwealth of Australia Senior Notes 3.00% due 03/21/2047	AUD	103,000	88,389
Commonwealth of Australia Senior Notes 3.25% due 04/21/2029	AUD	374,000	322,594
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	25,000	22,151
Commonwealth of Australia Senior Notes 4.75% due 04/21/2027	AUD	46,000	41,981
Federal Republic of Germany Bonds zero coupon due 10/18/2024	EUR	141,000	170,902
Federal Republic of Germany Bonds zero coupon due 10/10/2025	EUR	140,000	170,718
Federal Republic of Germany Bonds zero coupon due 08/15/2030	EUR	520,000	636,480
Federal Republic of Germany Bonds zero coupon due 05/15/2035	EUR	147,000	174,539
Federal Republic of Germany Bonds 1.25% due 08/15/2048	EUR	86,000	128,629
Federal Republic of Germany Bonds 1.50% due 09/04/2022	EUR	751,000	913,639
Federal Republic of Germany Notes 4.75% due 07/04/2040	EUR	131,000	294,146
Government of Canada Bonds 0.25% due 08/01/2022	CAD	179,000	144,349
Government of Canada Bonds 0.25% due 04/01/2024	CAD	209,000	166,765

Security Description		Principal Amount(1)	Value (Note 2)
Sovereign (continued)
Government of Canada Bonds 0.25% due 03/01/2026	CAD	79,000	$61,619
Government of Canada Bonds 0.50% due 09/01/2025	CAD	258,000	204,869
Government of Canada Bonds 0.50% due 12/01/2030	CAD	95,000	70,646
Government of Canada Bonds 1.50% due 06/01/2023	CAD	96,000	78,995
Government of Canada Bonds 1.50% due 06/01/2026	CAD	70,000	57,865
Government of Canada Bonds 2.00% due 12/01/2051	CAD	151,000	126,260
Government of Canada Bonds 2.25% due 06/01/2029	CAD	116,000	100,735
Government of Canada Bonds 2.75% due 12/01/2048	CAD	19,000	18,395
Government of Canada Bonds 3.50% due 12/01/2045	CAD	141,000	152,049
Government of Canada Bonds 4.00% due 06/01/2041	CAD	15,000	16,756
Government of France Bonds zero coupon due 03/25/2023	EUR	483,000	579,074
Government of France Bonds zero coupon due 02/25/2024	EUR	190,000	228,895
Government of France Bonds zero coupon due 03/25/2025	EUR	267,000	322,848
Government of France Bonds zero coupon due 02/25/2026	EUR	764,000	924,468
Government of France Bonds zero coupon due 11/25/2030	EUR	920,000	1,087,624
Government of France Bonds 0.50% due 06/25/2044*	EUR	175,000	198,155
Government of France Bonds 0.75% due 05/25/2028	EUR	229,000	289,932
Government of France Bonds 1.25% due 05/25/2036*	EUR	46,000	61,070
Government of France Bonds 1.50% due 05/25/2050*	EUR	44,000	60,612

39

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited) — (continued)

Security Description		Principal Amount(1)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Government of France Bonds 1.75% due 05/25/2066*	EUR	40,000	$59,634
Government of France Bonds 2.00% due 05/25/2048*	EUR	35,000	53,405
Government of France Bonds 4.00% due 04/25/2055*	EUR	45,000	101,008
Government of France Bonds 4.50% due 04/25/2041	EUR	136,000	279,542
Government of Japan Bonds 0.10% due 12/20/2026	JPY	3,100,000	28,195
Government of Japan Bonds 0.10% due 03/20/2027	JPY	20,900,000	190,135
Government of Japan Bonds 0.10% due 03/20/2029	JPY	149,050,000	1,356,134
Government of Japan Bonds 0.10% due 12/20/2030	JPY	64,650,000	584,931
Government of Japan Bonds 0.20% due 06/20/2036	JPY	48,950,000	436,697
Government of Japan Bonds 0.30% due 12/20/2024	JPY	17,100,000	156,200
Government of Japan Bonds 0.40% due 12/20/2049	JPY	17,900,000	149,945
Government of Japan Bonds 0.40% due 03/20/2056	JPY	43,100,000	348,567
Government of Japan Bonds 0.60% due 03/20/2023	JPY	27,100,000	246,882
Government of Japan Bonds 0.60% due 06/20/2024	JPY	51,800,000	476,348
Government of Japan Bonds 0.80% due 09/20/2022	JPY	52,550,000	478,231
Government of Japan Bonds 0.80% due 09/20/2023	JPY	2,200,000	20,207
Government of Japan Bonds 0.80% due 09/20/2047	JPY	91,850,000	864,487
Government of Japan Bonds 0.90% due 06/20/2022	JPY	22,450,000	204,041
Government of Japan Bonds 1.70% due 06/20/2033	JPY	57,300,000	610,713
Government of Japan Bonds 1.80% due 03/20/2043	JPY	5,400,000	61,567

Security Description		Principal Amount(1)	Value (Note 2)
Sovereign (continued)
Government of Japan Bonds 1.90% due 09/20/2042	JPY	9,800,000	$113,236
Government of Japan Bonds 2.20% due 09/20/2028	JPY	17,300,000	181,191
Government of Japan Bonds 2.30% due 03/20/2039	JPY	44,600,000	531,535
Government of Japan Bonds 2.30% due 03/20/2040	JPY	77,400,000	932,917
Government of Malaysia Bonds 2.63% due 04/15/2031	MYR	122,000	27,755
Government of Malaysia Bonds 3.42% due 08/15/2022	MYR	75,000	18,389
Government of Malaysia Bonds 3.84% due 04/15/2033	MYR	70,000	17,124
Government of Malaysia Bonds 4.13% due 04/15/2032	MYR	180,000	45,686
Government of Malaysia Bonds 4.76% due 04/07/2037	MYR	173,000	44,767
Kingdom of Belgium Notes zero coupon due 10/22/2027*	EUR	225,000	272,236
Kingdom of Belgium Senior Notes 0.90% due 06/22/2029*	EUR	279,000	358,547
Kingdom of Belgium Senior Notes 1.70% due 06/22/2050*	EUR	77,000	110,227
Kingdom of Belgium Bonds 4.25% due 03/28/2041*	EUR	81,000	161,248
Kingdom of Denmark Bonds 0.50% due 11/15/2029*	DKK	262,000	43,862
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	327,000	91,710
Kingdom of Norway Senior Notes 1.25% due 09/17/2031*	NOK	988,000	113,406
Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK	564,000	67,168
Kingdom of Spain Senior Notes zero coupon due 05/31/2024	EUR	265,000	317,941
Kingdom of Spain Senior Notes zero coupon due 01/31/2026	EUR	577,000	691,662

40

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited) — (continued)

Security Description		Principal Amount(1)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Kingdom of Spain Senior Notes zero coupon due 01/31/2028	EUR	160,000	$189,332
Kingdom of Spain Bonds 0.35% due 07/30/2023	EUR	149,000	179,772
Kingdom of Spain Senior Notes 0.50% due 10/31/2031*	EUR	320,000	379,936
Kingdom of Spain Senior Notes 0.85% due 07/30/2037*	EUR	116,000	135,365
Kingdom of Spain Senior Notes 1.85% due 07/30/2035*	EUR	114,000	154,384
Kingdom of Spain Senior Notes 2.70% due 10/31/2048*	EUR	102,000	158,620
Kingdom of Spain Senior Notes 3.45% due 07/30/2066*	EUR	50,000	91,168
Kingdom of Spain Senior Notes 4.65% due 07/30/2025*	EUR	24,000	34,316
Kingdom of Spain Senior Notes 4.70% due 07/30/2041*	EUR	20,000	39,181
Kingdom of Sweden Bonds 0.13% due 05/12/2031*	SEK	690,000	78,740
Kingdom of the Netherlands Bonds zero coupon due 01/15/2024*	EUR	102,000	123,078
Kingdom of the Netherlands Bonds zero coupon due 01/15/2027*	EUR	191,000	232,202
Kingdom of the Netherlands Bonds zero coupon due 07/15/2031*	EUR	115,000	137,617
Kingdom of the Netherlands Bonds zero coupon due 01/15/2038*	EUR	160,000	183,583
Kingdom of the Netherlands Bonds zero coupon due 01/15/2052*	EUR	35,000	37,126
Republic of Austria Senior Notes zero coupon due 02/20/2031*	EUR	35,000	41,495
Republic of Austria Senior Notes zero coupon due 10/20/2040*	EUR	23,000	24,947
Republic of Austria Senior Notes 0.75% due 10/20/2026*	EUR	159,000	200,299

Security Description		Principal Amount(1)	Value (Note 2)
Sovereign (continued)
Republic of Austria Senior Notes 0.75% due 03/20/2051*	EUR	82,000	$100,276
Republic of Austria Senior Notes 2.10% due 12/31/2099*	EUR	4,000	7,813
Republic of Austria Senior Notes 2.40% due 05/23/2034*	EUR	83,000	126,390
Republic of Finland Senior Notes zero coupon due 09/15/2030*	EUR	27,000	32,215
Republic of Finland Senior Notes 0.13% due 04/15/2052*	EUR	35,000	36,332
Republic of Finland Senior Notes 0.88% due 09/15/2025*	EUR	48,000	60,368
Republic of Finland Senior Bonds 1.13% due 04/15/2034*	EUR	33,000	43,912
Republic of Ireland Notes zero coupon due 10/18/2031	EUR	67,000	78,110
Republic of Ireland Bonds 1.10% due 05/15/2029	EUR	77,000	99,702
Republic of Ireland Bonds 1.50% due 05/15/2050	EUR	17,000	23,398
Republic of Ireland Notes 1.70% due 05/15/2037	EUR	25,000	35,199
Republic of Ireland Bonds 5.40% due 03/13/2025	EUR	39,000	56,373
Republic of Italy Senior Notes zero coupon due 01/15/2024	EUR	425,000	507,013
Republic of Italy Senior Notes zero coupon due 04/01/2026	EUR	764,000	901,827
Republic of Italy Senior Notes 0.25% due 03/15/2028*	EUR	90,000	105,627
Republic of Italy Senior Notes 0.60% due 08/01/2031*	EUR	71,000	82,398
Republic of Italy Bonds 0.95% due 03/15/2023	EUR	149,000	180,672
Republic of Italy Senior Notes 0.95% due 12/01/2031*	EUR	430,000	514,150
Republic of Italy Senior Notes 0.95% due 03/01/2037*	EUR	139,000	156,920
Republic of Italy Senior Bonds 1.35% due 04/01/2030	EUR	68,000	85,400

41

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited) — (continued)

Security Description		Principal Amount(1)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Italy Senior Notes 1.50% due 04/30/2045*	EUR	96,000	$110,542
Republic of Italy Senior Notes 1.65% due 12/01/2030*	EUR	44,000	56,472
Republic of Italy Senior Notes 1.70% due 09/01/2051*	EUR	33,000	37,880
Republic of Italy Senior Notes 1.80% due 03/01/2041*	EUR	41,000	50,757
Republic of Italy Senior Notes 1.85% due 07/01/2025*	EUR	271,000	345,407
Republic of Italy Senior Notes 2.15% due 03/01/2072*	EUR	40,000	46,351
Republic of Italy Senior Notes 2.70% due 03/01/2047*	EUR	5,000	7,109
Republic of Italy Senior Bonds 3.00% due 08/01/2029	EUR	107,000	151,252
Republic of Italy Senior Notes 3.10% due 03/01/2040*	EUR	128,000	191,990
Republic of Italy Senior Notes 3.85% due 09/01/2049*	EUR	54,000	93,251
Republic of Italy Senior Bonds 5.00% due 09/01/2040*	EUR	35,000	65,862
Republic of Poland Bonds 1.25% due 10/25/2030	PLN	199,000	50,527
Republic of Poland Bonds 2.50% due 07/25/2027	PLN	375,000	104,665
Republic of Singapore Bonds 2.75% due 04/01/2042	SGD	29,000	24,629
Republic of Singapore Bonds 2.88% due 09/01/2030	SGD	35,000	28,930
Republic of Singapore Bonds 3.38% due 09/01/2033	SGD	41,000	35,856
Republic of Singapore Bonds 3.50% due 03/01/2027	SGD	74,000	62,267
State of Israel Bonds 1.50% due 11/30/2023	ILS	531,000	169,505
State of Israel Bonds 1.50% due 05/31/2037	ILS	154,000	44,871
United Kingdom Gilt Treasury Bonds 0.13% due 01/31/2023	GBP	324,000	448,606

Security Description		Principal Amount(1)	Value (Note 2)
Sovereign (continued)
United Kingdom Gilt Treasury Bonds 0.50% due 10/22/2061	GBP	93,000	$101,650
United Kingdom Gilt Treasury Bonds 0.88% due 10/22/2029	GBP	542,000	762,704
United Kingdom Gilt Treasury Bonds 1.00% due 04/22/2024	GBP	96,000	135,923
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	115,000	162,270
United Kingdom Gilt Treasury Bonds 2.50% due 07/22/2065	GBP	101,000	205,256
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	45,000	91,180
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	176,000	373,908
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	34,000	77,933
United Mexican States Bonds 8.00% due 11/07/2047	MXN	154,100	8,143
United Mexican States Senior Notes 8.50% due 11/18/2038	MXN	1,183,600	65,479
United Mexican States Bonds 10.00% due 12/05/2024	MXN	1,914,000	107,232
United Mexican States Bonds 10.00% due 11/20/2036	MXN	543,800	34,369

Total Foreign Government Obligations (cost $29,228,030)			28,890,478

U.S. GOVERNMENT TREASURIES — 11.2%
United States Treasury Bonds — 2.7%
1.38% due 11/15/2040		$587,000	527,566
1.88% due 02/15/2041		44,000	43,120
1.88% due 02/15/2051		383,000	365,885
2.00% due 02/15/2050		775,000	761,831
2.88% due 05/15/2043		43,000	49,485
3.00% due 02/15/2048		323,500	385,786
3.13% due 05/15/2048		85,000	103,710
3.75% due 08/15/2041		313,000	406,790
4.38% due 11/15/2039		154,000	214,331
4.50% due 02/15/2036		173,000	237,665
5.00% due 05/15/2037		271,000	395,237
5.38% due 02/15/2031		166,000	225,890

			3,717,296

United States Treasury Notes — 8.5%
0.13% due 11/30/2022		1,568,000	1,566,959
0.13% due 01/31/2023		517,000	516,495
0.25% due 09/30/2025		1,408,000	1,378,795
0.38% due 03/31/2022		680,000	681,434
0.38% due 01/31/2026		1,164,000	1,141,129
0.50% due 03/31/2025		2,085,000	2,075,145

42

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited) — (continued)

Security Description	Principal Amount(1)	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
0.50% due 02/28/2026	$276,000	$271,935
0.75% due 04/30/2026	339,000	337,464
0.88% due 11/15/2030	86,000	81,848
1.13% due 02/15/2031	232,000	225,439
1.50% due 02/15/2030	553,000	558,876
1.63% due 05/15/2031	207,000	210,428
2.00% due 12/31/2021	412,000	415,943
2.13% due 08/15/2021(2)	748,000	749,934
2.13% due 06/30/2022	361,000	368,276
2.38% due 08/15/2024	211,000	223,413
2.38% due 05/15/2029	141,000	152,258
2.50% due 05/15/2024	768,000	813,570
2.75% due 02/15/2028	48,000	52,921

		11,822,262

Total U.S. Government Treasuries (cost $15,659,108)		15,539,558

Total Long-Term Investment Securities (cost $123,473,833)		134,179,961

REPURCHASE AGREEMENTS — 2.3%
Bank of America Securities LLC Joint Repurchase Agreement(3)	720,000	720,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	520,000	520,000
BNP Paribas SA Joint Repurchase Agreement(3)	450,000	450,000
Deutsche Bank AG Joint Repurchase Agreement(3)	745,000	745,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	730,000	730,000

Total Repurchase Agreements (cost $3,165,000)		3,165,000

TOTAL INVESTMENTS (cost $126,638,833)(4)	99.3%	137,344,961
Other assets less liabilities	0.7	952,179

NET ASSETS	100.0%	$138,297,140

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2021, the aggregate value of these securities was $11,871,298 representing 8.6% of net assets.
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 6 for cost of investments on a tax basis.
ADR	— American Depositary Receipt
ETF	— Exchange-Traded Funds
GDR	— Global Depositary Receipt

Currency Legend

AUD	— Australian Dollar
CAD	— Canadian Dollar
DKK	— Danish Krone
EUR	— Euro Currency
GBP	— British Sterling Pound
ILS	— Israeli New Shekel
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Poland Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar

43

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

1	Long	Australian 10 Year Bond	September 2021	$105,653	$105,885	$232

4	Long	EURO-BOBL	September 2021	635,893	636,273	380

3	Long	Euro-Bund	September 2021	611,976	614,017	2,041

5	Long	U.S. Treasury 5 Year Notes	September 2021	616,333	617,148	815

5	Long	U.S. Treasury 10 Year Notes	September 2021	660,224	662,500	2,276

						$5,744

						Unrealized (Depreciation)

1	Short	EURO-OAT	September 2021	$187,859	$188,582	$(723)

2	Short	Long GILT	September 2021	352,174	354,401	(2,227)

2	Long	U.S. Treasury Ultra Bonds	September 2021	385,421	385,375	(46)

1	Short	U.S. Treasury 10 Year Ultra Notes	September 2021	145,015	147,203	(2,188)

						$(5,184)

		Net Unrealized Appreciation (Depreciation)				$560

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)

Bank of America, N.A.	PLN	588,000	USD	155,803	08/04/2021	$1,570	$—

	SGD	171,000	USD	129,194	07/02/2021	2,029	—

	USD	155,782	PLN	588,000	07/02/2021	—	(1,573)

						3,599	(1,573)

Bank of Montreal	EUR	100,000	USD	121,699	07/02/2021	3,124	—

	JPY	11,242,000	USD	101,929	07/02/2021	736	—

	USD	191,276	EUR	157,000	07/02/2021	—	(5,113)

						3,860	(5,113)

Barclays Bank PLC	CNH	298,000	USD	46,743	07/02/2021	671	—

	CNH	298,000	USD	46,013	08/04/2021	36	—

	DKK	911,000	USD	149,489	07/02/2021	4,223	—

	EUR	13,594,000	USD	16,598,556	07/02/2021	479,469	—

	EUR	12,851,000	USD	15,358,060	08/04/2021	109,622	—

	GBP	1,403,000	USD	1,983,219	07/02/2021	42,449	—

	GBP	1,705,000	USD	2,370,098	08/04/2021	11,343	—

	ILS	714,000	USD	220,115	08/04/2021	1,047	—

	MXN	4,433,000	USD	221,830	07/02/2021	—	(554)

	NOK	1,546,000	USD	185,032	07/02/2021	5,476	—

	NZD	143,000	USD	101,547	07/02/2021	1,590	—

	SEK	73,000	USD	8,802	07/02/2021	272	—

	TRY	400,000	USD	47,048	07/02/2021	1,130	—

	TRY	1,865,000	USD	210,674	08/04/2021	121	—

	USD	145,600	AUD	188,000	07/02/2021	—	(4,610)

	USD	46,117	CNH	298,000	07/02/2021	—	(44)

	USD	16,051,556	EUR	13,431,000	07/02/2021	—	(125,746)

	USD	2,310,268	GBP	1,662,000	07/02/2021	—	(11,224)

	USD	220,035	ILS	714,000	07/02/2021	—	(1,027)

	USD	79,028	NZD	109,000	07/02/2021	—	(2,837)

44

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)

	USD	45,820	SEK	380,000	07/02/2021	$—	$(1,418)

	USD	214,246	TRY	1,865,000	07/02/2021	—	(151)

	USD	22,292	ZAR	320,000	07/02/2021	117	—

	USD	84,032	NZD	119,000	08/04/2021	—	(857)

	ZAR	3,830,000	USD	278,303	07/02/2021	10,095	—

						667,661	(148,468)

BNP Paribas SA	AUD	27,000	USD	20,416	08/04/2021	164	—

	JPY	5,780,000	USD	52,249	08/04/2021	207	—

	SGD	40,000	USD	29,755	07/02/2021	9	—

						380	—

Canadian Imperial Bank of Commerce	JPY	16,851,000	USD	152,111	08/04/2021	389	—

Citibank N.A.	AUD	90,000	USD	69,304	07/02/2021	1,809	—

	CAD	203,000	USD	167,836	07/02/2021	4,074	—

	DKK	911,000	USD	146,368	08/04/2021	1,011	—

	EUR	122,000	USD	147,630	07/02/2021	2,969	—

	EUR	114,000	USD	136,084	08/04/2021	816	—

	GBP	17,000	USD	23,733	07/02/2021	217	—

	JPY	884,833,000	USD	8,103,067	07/02/2021	138,415	—

	MXN	4,433,000	USD	222,493	08/04/2021	1,006	—

	NZD	64,000	USD	46,230	07/02/2021	1,494	—

	SGD	211,000	USD	157,366	08/04/2021	454	—

	USD	48,817	CAD	60,000	07/02/2021	—	(414)

	USD	44,256	CHF	40,000	07/02/2021	—	(1,025)

	USD	146,287	DKK	911,000	07/02/2021	—	(1,021)

	USD	103,932	EUR	86,000	07/02/2021	—	(1,958)

	USD	23,732	JPY	2,600,000	07/02/2021	—	(329)

	USD	223,438	MXN	4,433,000	07/02/2021	—	(1,054)

	USD	23,741	NOK	198,000	07/02/2021	—	(745)

	USD	69,755	NZD	98,000	07/02/2021	—	(1,253)

	USD	157,380	SGD	211,000	07/02/2021	—	(468)

	USD	44,485	ZAR	640,000	07/02/2021	333	—

	ZAR	640,000	USD	45,901	07/02/2021	1,083	—

						153,681	(8,267)

Commonwealth Bank of Australia Sydney	EUR	27,000	USD	32,228	08/04/2021	191	—

	USD	32,255	EUR	27,000	08/04/2021	—	(218)

						191	(218)

Goldman Sachs International	CNH	520,000	USD	80,477	07/02/2021	82	—

	TRY	2,065,000	USD	237,345	07/02/2021	292	—

	USD	81,452	CNH	520,000	07/02/2021	—	(1,056)

	USD	69,517	TRY	600,000	07/02/2021	—	(639)

	USD	80,292	CNH	520,000	08/04/2021	—	(64)

	ZAR	620,000	USD	43,637	07/02/2021	219	—

						593	(1,759)

HSBC Bank PLC	MYR	541,000	USD	130,591	07/02/2021	277	—

	USD	332,172	JPY	36,428,000	07/02/2021	—	(4,273)

						277	(4,273)

45

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)

JPMorgan Chase Bank N.A.	EUR	422,000	USD	500,884	08/04/2021	$157	$—

	ILS	714,000	USD	219,895	07/02/2021	887	—

	PLN	588,000	USD	160,121	07/02/2021	5,911	—

	SEK	390,000	USD	46,917	07/02/2021	1,346	—

	USD	390,876	EUR	321,000	07/02/2021	—	(10,250)

						8,301	(10,250)

Morgan Stanley & Co. International PLC	AUD	1,122,000	USD	868,530	07/02/2021	27,086	—

	AUD	65,000	USD	48,868	08/04/2021	113	—

	CAD	1,644,000	USD	1,362,721	07/02/2021	36,487	—

	CAD	1,787,000	USD	1,449,528	08/04/2021	7,958	—

	CHF	76,000	USD	84,715	07/02/2021	2,576	—

	JPY	863,531,000	USD	7,798,514	08/04/2021	23,501	—

	NOK	198,000	USD	23,317	07/02/2021	321	—

	NOK	1,546,000	USD	182,089	08/04/2021	2,504	—

	SEK	750,000	USD	88,574	08/04/2021	911	—

	USD	149,400	AUD	193,000	07/02/2021	—	(4,659)

	USD	1,449,546	CAD	1,787,000	07/02/2021	—	(7,952)

	USD	160,298	GBP	116,000	07/02/2021	165	—

	USD	7,796,416	JPY	863,531,000	07/02/2021	—	(23,510)

	USD	182,064	NOK	1,546,000	07/02/2021	—	(2,509)

	USD	88,548	SEK	750,000	07/02/2021	—	(912)

	USD	291,667	ZAR	4,130,000	07/02/2021	—	(2,451)

	USD	23,321	NOK	198,000	08/04/2021	—	(321)

	ZAR	4,130,000	USD	290,446	08/04/2021	2,409	—

						104,031	(42,314)

Natwest Markets PLC	USD	1,200	SEK	10,000	07/02/2021	—	(31)

Royal Bank of Canada	AUD	75,000	USD	56,738	07/02/2021	491	—

	AUD	934,000	USD	706,670	08/04/2021	6,102	—

	CAD	33,000	USD	26,737	08/04/2021	116	—

	EUR	152,000	USD	181,349	07/02/2021	1,115	—

	GBP	98,000	USD	136,526	07/02/2021	963	—

	USD	706,571	AUD	934,000	07/02/2021	—	(6,118)

	USD	181,349	EUR	152,000	07/02/2021	—	(1,115)

	USD	56,745	AUD	75,000	08/04/2021	—	(490)

						8,787	(7,723)

Standard Chartered Bank	MYR	116,000	USD	27,982	07/02/2021	40	—

	MYR	657,000	USD	157,936	08/04/2021	—	(82)

	USD	158,160	MYR	657,000	07/02/2021	96	—

						136	(82)

State Street Bank & Trust Company	EUR	179,000	USD	218,552	07/02/2021	6,303	—

	GBP	260,000	USD	359,314	07/02/2021	—	(344)

	SEK	677,000	USD	82,089	07/02/2021	2,983	—

						9,286	(344)

Toronto Dominion Bank	AUD	28,000	USD	20,993	07/02/2021	—	(6)

46

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)

UBS AG	CHF	36,000	USD	39,299	08/04/2021	$356	$—

	JPY	6,484,000	USD	59,098	07/02/2021	735	—

	USD	39,265	CHF	36,000	07/02/2021	—	(357)

						1,091	(357)

Unrealized Appreciation (Depreciation)						$962,263	$(230,778)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CNH — Chinese Yuan Renminbi

DKK — Danish Krone

EUR — Euro Currency

GBP — British Sterling Pound

ILS — Israeli New Shekel

JPY — Japanese Yen

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2021 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$85,676,332	$—	$—	$85,676,332
Exchange-Traded Funds	1,668,460	—	—	1,668,460
U.S. Corporate Bonds & Notes	—	2,095,873	—	2,095,873
Foreign Corporate Bonds & Notes	—	309,260	—	309,260
Foreign Government Obligations	—	28,890,478	—	28,890,478
U.S. Government Treasuries	—	15,539,558	—	15,539,558
Repurchase Agreements	—	3,165,000	—	3,165,000

Total Investments at Value	$87,344,792	$50,000,169	$—	$137,344,961

Other Financial Instruments:+
Futures Contracts	$5,744	$—	$—	$5,744
Forward Foreign Currency Contracts	—	962,263	—	962,263

Total Other Financial Instruments	$5,744	$962,263	$—	$968,007

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$5,184	$—	$—	$5,184
Forward Foreign Currency Contracts	—	230,778	—	230,778

Total Other Financial Instruments	$5,184	$230,778	$—	$235,962

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

47

Anchor Series Trust

STATEMENTS OF ASSETS AND LIABILITIES — June 30, 2021 (unaudited)

	SA PGI Asset Allocation Portfolio	SA Wellington Capital Appreciation Portfolio	SA Wellington Government and Quality Bond Portfolio	SA Wellington Strategic Multi-Asset Portfolio
ASSETS:
Investments at value (unaffiliated)*	$173,627,621	$1,985,313,028	$1,851,942,392	$134,179,961
Repurchase agreements (cost approximates value)	4,499,000	13,135,000	389,705,000	3,165,000
Cash	652	2,003	1,000	4,508
Foreign cash*	355	22	—	248,972
Receivable for:
Fund shares sold	2,558	59,924	18,454,965	383,352
Dividends and interest	571,004	123,035	5,613,794	181,618
Investments sold	380,765	11,602,655	6,604,361	781,037
Investments sold on an extended settlement basis	—	—	145,063,963	—
Prepaid expenses and other assets	4,677	13,880	12,903	4,310
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	63,146
Variation margin on futures contracts	—	—	—	389,576
Unrealized appreciation on forward foreign currency contracts	—	—	—	962,263
Unrealized appreciation on unfunded commitments	—	9,830,232	—	—

Total assets	179,086,632	2,020,079,779	2,417,398,378	140,363,743

LIABILITIES:
Payable for:
Fund shares redeemed	492,525	4,245,208	1,190,296	20,063
Investments purchased	397,749	—	4,362,010	1,212,762
Investments purchased on an extended settlement basis	258,449	—	532,768,755	—
Investment advisory and management fees	97,635	1,123,811	804,416	111,894
Service fees — Class 2	1,379	7,526	2,468	—
Service fees — Class 3	13,658	217,834	144,817	24,405
Transfer agent fees and expenses	318	489	587	197
Trustees’ fees and expenses	460	—	—	65
Other accrued expenses	88,635	203,299	225,430	79,932
Variation margin on futures contracts	—	—	66,359	1,429
Due to broker	—	—	5,068	385,078
Unrealized depreciation on forward foreign currency contracts	—	—	—	230,778
Unrealized depreciation on unfunded commitments	—	360,788	—	—

Total liabilities	1,350,808	6,158,955	539,570,206	2,066,603

Net Assets	$177,735,824	$2,013,920,824	$1,877,828,172	138,297,140

NET ASSETS REPRESENTED BY:
Capital paid-in	$123,912,201	$854,304,846	$1,766,208,019	$113,604,228
Total accumulated earnings (loss)	53,823,623	1,159,615,978	111,620,153	24,692,912

NET ASSETS	$177,735,824	$2,013,920,824	$1,877,828,172	$138,297,140

Class 1 (unlimited shares authorized):
Net assets	$99,758,846	$851,114,364	$1,135,845,630	$17,420,160
Shares of beneficial interest issued and outstanding	6,239,983	12,325,730	71,617,760	1,682,981
Net asset value, offering and redemption price per share	$15.99	$69.05	$15.86	$10.35

Class 2 (unlimited shares authorized):
Net assets	$11,205,029	$62,911,507	$20,012,215	$—
Shares of beneficial interest issued and outstanding	701,984	979,113	1,258,816	—
Net asset value, offering and redemption price per share	$15.96	$64.25	$15.90	$—

Class 3 (unlimited shares authorized):
Net assets	$66,771,949	$1,099,894,953	$721,970,327	$120,876,980
Shares of beneficial interest issued and outstanding	4,224,005	17,974,149	45,700,666	11,760,898
Net asset value, offering and redemption price per share	$15.81	$61.19	$15.80	$10.28

* Cost
Investments (unaffiliated)	$141,008,863	$1,592,670,829	$1,801,149,942	$123,473,833

Foreign cash	$362	$22	$—	$250,763

See Notes to Financial Statements

48

Anchor Series Trust

STATEMENTS OF OPERATIONS — For the Period Ended June 30, 2021 (unaudited)

	SA PGI Asset Allocation Portfolio	SA Wellington Capital Appreciation Portfolio	SA Wellington Government and Quality Bond Portfolio	SA Wellington Strategic Multi-Asset Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,158,520	$2,291,215	$—	$397,606
Interest (unaffiliated)	768,931	2,054	14,497,735	124,875

Total investment income*	1,927,451	2,293,269	14,497,735	522,481

EXPENSES:
Investment advisory and management fees	577,355	6,650,547	4,754,328	602,033
Service fee:
Class 2	8,224	46,341	15,602	—
Class 3	80,654	1,241,942	876,623	129,316
Transfer agent fees and expenses	947	1,456	1,748	583
Custodian and accounting fees	27,516	75,925	108,865	45,024
Reports to shareholders	3,335	29,753	30,095	1,345
Audit and tax fees	28,582	28,930	27,207	25,384
Legal fees	9,041	42,264	44,351	7,024
Trustees’ fees and expenses	4,953	48,820	48,689	2,531
Interest expense	—	—	—	—
Other expenses	18,906	28,747	27,113	19,958

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	759,513	8,194,725	5,934,621	833,198

Fees waived and expenses reimbursed by investment adviser (Note 3)	—	—	—	(186,134)
Fees paid indirectly (Note 4)	(35)	(5,369)	—	(561)

Net expenses	759,478	8,189,356	5,934,621	646,503

Net investment income (loss)	1,167,973	(5,896,087)	8,563,114	(124,022)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)	15,740,976	281,497,786	6,285,842	9,741,045
Futures contracts	—	—	2,586,528	(38,920)
Forward contracts	—	—	—	(220,917)
Forward sales contracts	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	1,488	(68)	—	11,935

Net realized gain (loss) on investments and foreign currencies	15,742,464	281,497,718	8,872,370	9,493,143

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(2,250,530)	(163,076,306)	(47,798,957)	(3,620,385)
Futures contracts	—	—	(52,883)	6,534
Forward contracts	—	—	—	1,178,848
Forward sales contracts	—	—	70,432	—
Unfunded Commitments	—	9,469,444	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(353)	(2,300)	—	(6,699)

Net unrealized gain (loss) on investments and foreign currencies	(2,250,883)	(153,609,162)	(47,781,408)	(2,441,702)

Net realized and unrealized gain (loss) on investments and foreign currencies	13,491,581	127,888,556	(38,909,038)	7,051,441

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,659,554	$121,992,469	$(30,345,924)	$6,927,419

* Net of foreign withholding taxes on interest and dividends of	$49,597	$—	$—	$12,123

See Notes to Financial Statements

49

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS

	SA PGI Asset Allocation Portfolio		SA Wellington Capital Appreciation Portfolio		SA Wellington Government and Quality Bond Portfolio		SA Wellington Strategic Multi-Asset Portfolio
	For the six months ended June 30, 2021 (unaudited)	For the year ended December 31, 2020	For the six months ended June 30, 2021 (unaudited)	For the year ended December 31, 2020	For the six months ended June 30, 2021 (unaudited)	For the year ended December 31, 2020	For the six months ended June 30, 2021 (unaudited)	For the year ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,167,973	$2,679,434	$(5,896,087)	$(8,114,361)	$8,563,114	$25,013,852	$(124,022)	$(29,605)
Net realized gain (loss) on investments and foreign currencies	15,742,464	2,201,766	281,497,718	491,264,596	8,872,370	30,895,434	9,493,143	4,424,748
Net unrealized gain (loss) on investments and foreign currencies	(2,250,883)	10,171,496	(153,609,162)	328,650,263	(47,781,408)	52,268,187	(2,441,702)	9,335,062

Net increase (decrease) in net assets resulting from operations	14,659,554	15,052,696	121,992,469	811,800,498	(30,345,924)	108,177,473	6,927,419	13,730,205

Distributions to shareholders from:
Distributable earnings — Class 1	—	(4,744,283)	—	(82,477,470)	—	(22,270,170)	—	(367,277)
Distributable earnings — Class 2	—	(545,831)	—	(6,303,612)	—	(446,652)	—	—
Distributable earnings — Class 3	—	(3,011,001)	—	(92,110,658)	—	(13,153,683)	—	(1,479,942)

Total distributions to shareholders	—	(8,301,115)	—	(180,891,740)	—	(35,870,505)	—	(1,847,219)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(8,867,105)	(11,116,005)	16,125,126	(166,798,964)	90,079,692	189,339,056	24,847,192	28,351,327

Total increase (decrease) in net assets	5,792,449	(4,364,424)	138,117,595	464,109,794	59,733,768	261,646,024	31,774,611	40,234,313

NET ASSETS:
Beginning of period	171,943,375	176,307,799	1,875,803,229	1,411,693,435	1,818,094,404	1,556,448,380	106,522,529	66,288,216

End of period	$177,735,824	$171,943,375	$2,013,920,824	$1,875,803,229	$1,877,828,172	$1,818,094,404	$138,297,140	$106,522,529

See Notes to Financial Statements

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ANCHOR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)

June 30, 2021

Note 1.  Organization

Anchor Series Trust (the “Trust”), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end management investment company and consists of 5 separate series or portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The Portfolios are managed by SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (the “Variable Contracts”) of American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”), and The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC”), each an affiliated insurance company of SAAMCo; and variable contracts issued by Phoenix Life Insurance Company, an unaffiliated life insurance company. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares of the Trust are owned by “separate accounts” of the Life Companies. The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment goal. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’ average daily net assets.

The investment goal for each Portfolio is as follows:

The SA PGI Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with long-term preservation of capital. Its strategy is to invest in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The SA Wellington Capital Appreciation Portfolio seeks long-term capital appreciation. Its strategy is to invest in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach.

The SA Wellington Government and Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal. Its strategy is to invest, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA– or better by Standard & Poor’s Corporation or Aa3 or better by Moody’s Investor Services, Inc. or its equivalent by any other nationally recognized statistical rating organization).

The SA Wellington Strategic Multi-Asset Portfolio seeks high long-term total investment return. Its strategy is to invest the Portfolio’s assets among global equity and global fixed income securities to achieve total investment return.

Indemnifications: The Trust’s organizational documents provide officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a

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liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of June 30, 2021, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

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Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid-valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts: During the period, the SA Wellington Strategic Multi-Asset Portfolio used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and/or to attempt to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Portfolio’s Portfolio of Investments.

Futures: During the period, SA Wellington Government and Quality Bond and the SA Wellington Strategic Multi-Asset Portfolios used futures contracts to attempt to increase or decrease exposure to equity, bond and currency markets and to manage duration and yield curve positioning.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid

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secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Portfolio’s Portfolio of Investments.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause a Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of June 30, 2021, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities and the effect of derivatives on the Statements of Operations for the six months ended June 30, 2021. For a detailed presentation of derivatives held as of June 30, 2021, please refer to a schedule at the end of each Portfolio’s Portfolio of Investments.

	Asset Derivatives		Liability Derivatives
	Futures Contracts(1)(4)	Foreign Forward Exchange Contracts(2)	Futures Contracts(1)(4)	Foreign Forward Exchange Contract(3)
Portfolio	Interest Rate Contracts		Interest Rate Contracts
SA Wellington Government and Quality Bond	$—	$—	$66,359	$—
SA Wellington Strategic Multi-Asset	389,576	—	1,429	—

	Foreign Exchange Contracts		Foreign Exchange Contracts
SA Wellington Strategic Multi-Asset	—	962,263	—	230,778

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on forward foreign currency contracts
(3)	Unrealized depreciation on forward foreign currency contracts
(4)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
SA Wellington Government and Quality Bond	$(86,969)
SA Wellington Strategic Multi-Asset	560

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	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(1)	Purchased Options(2)	Foreign Forward Exchange Contracts(3)
	Interest Rate Contracts
SA Wellington Government and Quality Bond	$2,586,528	$—	$—
SA Wellington Strategic Multi-Asset	(38,920)	—	—

	Foreign Exchange Contracts
SA Wellington Strategic Multi-Asset	—	—	(220,917)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(4)	Purchased Options(5)	Foreign Forward Exchange Contracts(6)
	Interest Rate Contracts
SA Wellington Government and Quality Bond	$(52,883)	$—	$—
SA Wellington Strategic Multi-Asset	6,534	—	—

	Foreign Exchange Contracts
SA Wellington Strategic Multi-Asset	—	—	1,178,848

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on investments
(3)	Net realized gain (loss) on forward contracts
(4)	Change in unrealized appreciation (depreciation) on futures contracts
(5)	Change in unrealized appreciation (depreciation) on investments
(6)	Change in unrealized appreciation (depreciation) on forward contracts

The following table represents the average monthly balances of derivatives held during the six months ended June 30, 2021.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Forward Foreign Currency Contracts(1)
SA Wellington Government and Quality Bond	$35,151,987	$—
SA Wellington Strategic Multi-Asset	3,498,503	73,885,299

(1)	Amounts represent notional amounts in US dollars.

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The following table sets forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of June 30, 2021. The repurchase agreements held by the Portfolios as of June 30, 2021, are also subject to Master Agreements but are not included in the following table. See each Portfolio’s Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.

	SA Wellington Strategic Multi-Asset Portfolio								Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total
Bank of America, N.A.	$3,599	$—	$—	$3,599	$1,573	$—	$—	$1,573	$2,026	$—	$2,026
Bank of Montreal	3,860	—	—	3,860	5,113	—	—	5,113	(1,253)	—	(1,253)
Barclays Bank PLC	667,661	—	—	667,661	148,468	—	—	148,468	519,193	—	519,193
BNP Paribas SA	380	—	—	380	—	—	—	—	380	—	380
Canadian Imperial Bank of Commerce	389	—	—	389	—	—	—	—	389	—	389
Citibank N.A.	153,681	—	—	153,681	8,267	—	—	8,267	145,414	—	145,414
Commonwealth Bank of Australia Sydney	191	—	—	191	218	—	—	218	(27)	—	(27)
Goldman Sachs International	593	—	—	593	1,759	—	—	1,759	(1,166)	—	(1,166)
HSBC Bank PLC	277	—	—	277	4,273	—	—	4,273	(3,996)	—	(3,996)
JPMorgan Chase Bank N.A.	8,301	—	—	8,301	10,250	—	—	10,250	(1,949)	—	(1,949)
Morgan Stanley & Co. International PLC	104,031	—	—	104,031	42,314	—	—	42,314	61,717	—	61,717
Natwest Markets PLC	—	—	—	—	31	—	—	31	(31)	—	(31)
Royal Bank of Canada	8,787	—	—	8,787	7,723	—	—	7,723	1,064	—	1,064
Standard Chartered Bank	136	—	—	136	82	—	—	82	54	—	54
State Street Bank & Trust Company	9,286	—	—	9,286	344	—	—	344	8,942	—	8,942
Toronto Dominion Bank	—	—	—	—	6	—	—	6	(6)	—	(6)
UBS AG	1,091	—	—	1,091	357	—	—	357	734	—	734

	$962,263	$—	$—	$962,263	$230,778	$—	$—	$230,778	$731,485	$—	$731,485

(1)	Gross amounts of recognized assets and liabilities not offset in the Statements of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the net amount of the derivative asset or liability in the table above.
(3)	Net amount represents the net amount due (to) or from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.

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Distributions received from a Portfolio’s investments in U.S. real estate investment trusts (“REITS”) often include a “return of capital” which is recorded as a reduction to the cost basis of the securities held.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of share at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

As of June 30, 2021, the following Portfolios held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	2.90%	$2,990,000
SA Wellington Government and Quality Bond	85.97	88,780,000
SA Wellington Strategic Multi-Asset	0.70	720,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated June 30, 2021, bearing interest at a rate of 0.04% per annum, with a principal amount of $103,265,000, a repurchase price of $103,265,115, and a maturity date of July 1, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.88%	08/15/2028	$93,941,000	$105,369,908

As of June 30, 2021, the following Portfolios held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	2.89%	$2,170,000
SA Wellington Government and Quality Bond	85.97	64,480,000
SA Wellington Strategic Multi-Asset	0.69	520,000

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As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated June 30, 2021, bearing interest at a rate of 0.05% per annum, with a principal amount of $75,000,000, a repurchase price of $75,000,104, and a maturity date of July 1, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.00%	02/15/2047	$63,750,000	$76,446,450

As of June 30, 2021, the following Portfolios held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	2.89%	$1,880,000
SA Wellington Government and Quality Bond	85.98	55,885,000
SA Wellington Strategic Multi-Asset	0.69	450,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated June 30, 2021, bearing interest at a rate of 0.04% per annum, with a principal amount of $65,000,000, a repurchase price of $65,000,072, and a maturity date of July 1, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.63%	12/31/2027	$68,601,600	$66,260,664

As of June 30, 2021, the following Portfolios held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	2.91%	$3,055,000
SA Wellington Government and Quality Bond	85.99	90,285,000
SA Wellington Strategic Multi-Asset	0.71	745,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated June 30, 2021, bearing interest at a rate of 0.04% per annum, with a principal amount of $105,000,000, a repurchase price of $105,000,117, and a maturity date of July 1, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.63%	02/28/2023	$102,096,000	$107,115,489

As of June 30, 2021, the following Portfolios held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	2.90%	$3,040,000
SA Wellington Government and Quality Bond	85.98	90,275,000
SA Wellington Strategic Multi-Asset	0.70	730,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated June 30, 2021, bearing interest at a rate of 0.04% per annum, with a principal amount of $105,000,000, a repurchase price of $105,000,117, and a maturity date of July 1, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.50%	08/15/2026	$50,440,000	$52,192,130
U.S. Treasury Notes	2.88	07/31/2025	50,000,000	54,957,042

Mortgage-Backed Dollar Rolls: Certain Portfolios may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

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When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio’s yield.

LIBOR Risk: A Portfolio’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. On March 5, 2021, the FCA and LIBOR’s administrator announced that most LIBOR settings will no longer be published after June 30, 2023. Such announcements indicate that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed. These announcements and any additional regulatory or market changes may have an adverse impact on a Portfolio or its investments.

Regulators and market participants are working together to identify or develop successor Reference Rates. It is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a Portfolio. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates, and these changes could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a Portfolio or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Portfolio’s performance and/or net asset value.

Recent Accounting and Regulatory Developments: In March 2020, FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides, optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and LIBOR based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is evaluating the potential impact of ASU 2020-04 to the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule will become effective 60 days after publication in the Federal Register, and will have a compliance date 18 months following the effective date. Management is currently evaluating the Rule and its impact to the Portfolios

Note 3.  Investment Advisory Agreement and Other Transactions with Affiliates

The Trust has entered into an Investment Advisory and Management Agreement (the “Management Agreement”) with SAAMCo with respect to each Portfolio. SAAMCo serves as investment adviser and manager for each of the Portfolios. The Management Agreement provides that SAAMCo shall act as investment adviser to the Trust; manage the Trust’s investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

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The Trust pays SAAMCo a monthly fee, calculated daily at the following annual percentages of each Portfolio’s average daily net assets:

Portfolio	Average Daily Net Assets	Management Fee
SA PGI Asset Allocation	$0-$50 million	.750%
	> $50 million	.650%
	> $150 million	.600%
	> $250 million	.550%

SA Wellington Capital Appreciation	$0-$50 million	.750%
	> $50 million	.725%
	> $100 million	.700%

Portfolio	Average Daily Net Assets	Management Fee
SA Wellington Government and Quality Bond	$0-$200 million	.625%
	> $200 million	.575%
	> $500 million	.500%

SA Wellington Strategic Multi-Asset	$0-$200 million	1.000%
	> $200 million	.875%
	> $500 million	.800%

The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible.

Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers’ fees.

Subadviser	Portfolio
Principal Global Investors, LLC	SA PGI Asset Allocation
Wellington Management Company LLP	SA Wellington Capital Appreciation
SA Wellington Government and Quality Bond
SA Wellington Strategic Multi-Asset

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of such Class 2 and Class 3 shares, respectively. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

The Trust has entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), a wholly owned subsidiary of the Variable Annuity Life Insurance Company (“VALIC”), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO an annual fee in the aggregate amount of $150,000 for Transfer Agency Services provided pursuant to the agreement, which is allocated based on shareholder accounts. Accordingly, for the six months ended June 30, 2021, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

SAAMCo has contractually agreed to waive fees and/or reimburse expenses, if necessary, for the SA Wellington Strategic Multi-Asset Portfolio, so that the annual operating expenses do not exceed 0.86% for Class 1 shares and 1.11% for Class 3 shares, respectively. For the purposes of waived fee and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Portfolio’s business. Any waivers and/or reimbursements made by SAAMCo with respect to the SA Wellington Strategic Multi-Asset Portfolio other than investment advisory fees waived, are subject to recoupment from a Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that a Portfolio is able to effect such payment to SAAMCo and remains in compliance with the contractual expense limitations in effect at the time the waivers and/or reimbursements were made. The contractual fee waivers and/or expense limitations may be modified or discontinued prior to April 30, 2021, only with the approval of the Board. For the six months ended June 30, 2021, pursuant to the contractual expense limitations mentioned above, SAAMCo waived fees and/or reimbursed expenses as follows:

Portfolio	Amount
SA Wellington Strategic Multi-Asset — Class 1	$26,356
SA Wellington Strategic Multi-Asset — Class 3	159,778

For the six months ended June 30, 2021, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	June 30, 2021	December 31, 2021	December 31, 2022	June 30, 2023
SA Wellington Strategic Multi-Asset — Class 1	$—	41,860	68,561	26,356
SA Wellington Strategic Multi-Asset — Class 3	—	124,869	270,271	159,778

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At June 30, 2021, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	VALIC	SunAmerica Series Trust VCP SA Dynamic Allocation Portfolio	SunAmerica Series Trust VCP SA Dynamic Strategy Portfolio	Seasons Series Trust SA Allocation Balanced Portfolio	Seasons Series Trust SA Allocation Growth Portfolio	Seasons Series Trust SA Allocation Moderate Growth Portfolio	Seasons Series Trust SA Allocation Moderate Portfolio
SA PGI Asset Allocation	3.80%	96.14%	0.06%	—%	—%	—%	—%	—%	—%
SA Wellington Capital Appreciation	3.08	87.45	0.35	8.82	—	—	—	—	—
SA Wellington Government and Quality Bond	2.01	42.07	0.39	35.96	14.10	1.58	0.57	1.85	1.46
SA Wellington Strategic Multi-Asset	5.69	91.77	1.60	—	—	—	—	—	—

Note 4.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the six months ended June 30, 2021, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 5.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments for the six months ended June 30, 2021 were as follows:

Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
SA PGI Asset Allocation	$51,038,628	$58,196,081	$7,563,688	$7,824,342
SA Wellington Capital Appreciation	950,860,701	930,229,488	—	—
SA Wellington Government and Quality Bond	179,868,374	153,589,980	415,705,149	400,157,669
SA Wellington Strategic Multi-Asset	73,062,609	53,711,759	7,436,348	2,065,810

Note 6.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, straddles, amortization for premium/discount, investments in partnerships, treatment of defaulted securities and derivative transactions.

	For the year ended December 31, 2020
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-Term Gains, Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA PGI Asset Allocation	$2,723,762	$1,901,085	$34,544,193	$4,006,193	$4,294,922
SA Wellington Capital Appreciation	257,134,733	226,208,534	554,280,243	17,747,232	163,144,508
SA Wellington Government and Quality Bond	43,274,493	11,491,123	96,635,450	35,870,505	—
SA Wellington Strategic Multi-Asset	4,001,154	1,506,635	13,830,368	787,779	1,059,440

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

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For the year ended December 31, 2020, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to treatment of foreign currency, partnerships, principal paydown adjustments, net operating loss offset to short-term capital gains, amortization of premium/discount and sale of passive foreign investment companies to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
SA PGI Asset Allocation	$448,217	$(449,214)	$997
SA Wellington Capital Appreciation	8,114,361	(8,114,361)	—
SA Wellington Government and Quality Bond	3,621,112	(3,621,112)	—
SA Wellington Strategic Multi-Asset	(787,743)	787,743	—

As of June 30, 2021, the amounts of the aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
SA PGI Asset Allocation	$33,690,964	$(1,397,365)	$32,293,599	$145,833,022
SA Wellington Capital Appreciation	439,728,149	(29,588,283)	410,139,866	1,607,247,050
SA Wellington Government and Quality Bond	57,382,181	(8,527,889)	48,854,292	2,192,740,467
SA Wellington Strategic Multi-Asset	13,198,813	(1,809,118)	11,389,695	127,127,468

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	SA PGI Asset Allocation Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2021 (unaudited)		For the year ended December 31, 2020		For the six months ended June 30, 2021 (unaudited)		For the year ended December 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	84,176	$1,309,421	97,101	$1,329,735	26,692	$413,793	21,313	$285,622

Reinvested dividends	—	—	348,332	4,744,283	—	—	40,105	545,831

Shares redeemed	(411,325)	(6,245,325)	(1,023,875)	(13,933,257)	(107,993)	(1,615,196)	(123,025)	(1,683,954)

Net increase (decrease)	(327,149)	$(4,935,904)	(578,442)	$(7,859,239)	(81,301)	$(1,201,403)	(61,607)	$(852,501)

	SA PGI Asset Allocation Portfolio
	Class 3
	For the six months ended June 30, 2021 (unaudited)		For the year ended December 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	120,829	$1,817,045	247,587	$3,267,122

Reinvested dividends	—	—	223,202	3,011,001

Shares redeemed	(301,829)	(4,546,843)	(637,484)	(8,682,388)

Net increase (decrease)	(181,000)	$(2,729,798)	(166,695)	$(2,404,265)

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	SA Wellington Capital Appreciation Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2021 (unaudited)		For the year ended December 31, 2020		For the six months ended June 30, 2021 (unaudited)		For the year ended December 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	50,958	$3,335,348	567,523	$22,588,349	8,423	$509,118	20,883	$880,194

Reinvested dividends	—	—	1,400,772	82,477,470	—	—	114,925	6,303,612

Shares redeemed	(1,208,117)	(79,129,291)	(4,769,904)	(255,226,418)	(89,171)	(5,470,680)	(211,311)	(10,430,591)

Net increase (decrease)	(1,157,159)	$(75,793,943)	(2,801,609)	$(150,160,599)	(80,748)	$(4,961,562)	(75,503)	$(3,246,785)

	Class 3
	For the six months ended June 30, 2021 (unaudited)		For the year ended December 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	2,014,855	$117,920,123	1,074,990	$54,242,630

Reinvested dividends	—	—	1,761,872	92,110,658

Shares redeemed	(356,732)	(21,039,492)	(3,211,070)	(159,744,868)

Net increase (decrease)	1,658,123	$96,880,631	(374,208)	$(13,391,580)

	SA Wellington Government and Quality Bond Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2021 (unaudited)		For the year ended December 31, 2020		For the six months ended June 30, 2021 (unaudited)		For the year ended December 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	10,003,629	$157,682,811	18,869,778	$303,420,373	31,589	$501,130	229,082	$3,689,098

Reinvested dividends	—	—	1,389,281	22,270,170	—	—	27,777	446,652

Shares redeemed	(4,285,457)	(67,746,180)	(10,865,822)	(173,045,115)	(180,881)	(2,878,920)	(240,682)	(3,885,965)

Net increase (decrease)	5,718,172	$89,936,631	9,393,237	$152,645,428	(149,292)	$(2,377,790)	16,177	$249,785

	Class 3
	For the six months ended June 30, 2021 (unaudited)		For the year ended December 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	3,431,136	$53,708,262	10,614,954	$171,159,307

Reinvested dividends	—	—	822,619	13,153,683

Shares redeemed	(3,242,293)	(51,187,411)	(9,254,765)	(147,869,147)

Net increase (decrease)	188,843	$2,520,851	2,182,808	$36,443,843

	SA Wellington Strategic Multi-Asset Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2021 (unaudited)		For the year ended December 31, 2020		For the six months ended June 30, 2021 (unaudited)		For the year ended December 31, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	19,008	$192,448	96,658	$796,152	2,810,672	$27,879,686	3,633,772	$32,730,282

Reinvested dividends	—	—	40,008	367,277	—	—	162,097	1,479,942

Shares redeemed	(77,990)	(775,498)	(223,294)	(1,922,293)	(245,746)	(2,449,444)	(615,062)	(5,100,033)

Net increase (decrease)	(58,982)	$(583,050)	(86,628)	$(758,864)	2,564,926	$25,430,242	3,180,807	$29,110,191

Note 8.  Line of Credit

The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the Federal Funds Effective Rate on such date and (b) the Overnight Bank Funding Rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the Federal Funds Effective Rate or the Overnight

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Bank Funding Rate shall be less than zero, then the Federal Funds Effective Rate or the Overnight Bank Funding Rate, shall be deemed to be zero for the purposes of determining the rate. The Trust has paid State Street for its own account, the Portfolio’s ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000.

For the six months ended June 30, 2021, the Portfolios did not utilize the line of credit.

Note 9.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended June 30, 2021, none of the Portfolios participated in this program.

Note 10.  Investment Concentration

The SA Wellington Strategic Multi-Asset Portfolio invests internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA Wellington Government and Quality Bond Portfolio and SA PGI Asset Allocation Portfolio concentration in such investments, these portfolios may be subject to risks associated with U.S. Government agencies or instrumentalities.

Note 11.  Security Transactions with Affiliated Portfolios

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for the customary transfer fees), or other remuneration is paid in connection with such transaction. For the six months ended June 30, 2021, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)
SA Wellington Capital Appreciation	$2,891,465	$1,094,920	$(59,999)
SA Wellington Strategic Multi-Asset	75,420	62,568	12,851

Note 12.  Other Matters

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolio invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

The Board of Trustees of Anchor Series Trust (“AST”) and the Board of Trustees of SunAmerica Series Trust (“SAST”), on behalf of each of their respective Portfolios below, (each, a “Target Portfolio”), have each determined that it is in the best interests of each of its respective Target Portfolios to reorganize into a series of SAST (each, an “Acquiring Portfolio”). Each proposed transaction is referred to as a “Reorganization”. The Target Portfolio and the Acquiring Portfolio for each Reorganization are shown in the tables below. Each Target Portfolio expects to convene a special meeting of its shareholders on or about October 27, 2021 to vote on the approval of its

64

Reorganization. Upon the closing of each Reorganization, shareholders of each Target Portfolio will receive shares of the corresponding Acquiring Portfolio, the total value of which will be equal to the total value of their shares of the Target Portfolio on the date of the Reorganization, and the Target Portfolio will liquidate and cease operations.

Target Portfolios	Acquiring Portfolios
SA Columbia Technology Portfolio, a series of SAST	SA Wellington Capital Appreciation Portfolio, a Portfolio of SAST
SA Wellington Capital Appreciation Portfolio, a series of AST	SA Wellington Capital Appreciation Portfolio, a Portfolio of SAST
SA PGI Asset Allocation Portfolio, a series of AST	SA JPMorgan Diversified Balanced Portfolio, a Portfolio of SAST
SA Wellington Government and Quality Bond Portfolio, a series of AST	SA Wellington Government and Quality Bond Portfolio, a Portfolio of SAST
SA Wellington Strategic Multi-Asset Portfolio, a series of AST	SA Wellington Strategic Multi-Asset Portfolio, a Portfolio of SAST

65

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio turnover rate

SA PGI Asset Allocation Portfolio Class 1
12/31/16	$14.04	$0.34	$1.13	$1.47	$(0.42)	$(1.05)	$(1.47)	$14.04	10.82%	$119,255	0.75%		2.40%		45%
12/31/17	14.04	0.31	1.57	1.88	(0.41)	(1.24)	(1.65)	14.27	13.73	117,879	0.76		2.09		37
12/31/18	14.27	0.32	(0.93)	(0.61)	(0.37)	(0.70)	(1.07)	12.59	(4.54)	97,575	0.77		2.25		22
12/31/19	12.59	0.31	2.21	2.52	(0.41)	(0.62)	(1.03)	14.08	20.50	100,640	0.78		2.27		20
12/31/20	14.08	0.24	1.09	1.33	(0.36)	(0.37)	(0.73)	14.68	9.90	96,422	0.81		1.74		32
06/30/21(4)	14.68	0.11	1.20	1.31	—	—	—	15.99	8.92	99,759	0.78	(5)	1.46	(5)	35

SA PGI Asset Allocation Portfolio Class 2
12/31/16	14.03	0.32	1.12	1.44	(0.40)	(1.05)	(1.45)	14.02	10.57	14,603	0.91		2.25		45
12/31/17	14.02	0.28	1.58	1.86	(0.39)	(1.24)	(1.63)	14.25	13.59	14,758	0.91		1.95		37
12/31/18	14.25	0.30	(0.92)	(0.62)	(0.35)	(0.70)	(1.05)	12.58	(4.65)	11,106	0.92		2.11		22
12/31/19	12.58	0.29	2.21	2.50	(0.39)	(0.62)	(1.01)	14.07	20.30	11,890	0.93		2.12		20
12/31/20	14.07	0.22	1.09	1.31	(0.34)	(0.37)	(0.71)	14.67	9.73	11,491	0.96		1.59		32
06/30/21(4)	14.67	0.10	1.19	1.29	—	—	—	15.96	8.79	11,205	0.93	(5)	1.30	(5)	35

SA PGI Asset Allocation Portfolio Class 3
12/31/16	13.95	0.30	1.13	1.43	(0.39)	(1.05)	(1.44)	13.94	10.53	57,917	1.00		2.15		45
12/31/17	13.94	0.27	1.55	1.82	(0.37)	(1.24)	(1.61)	14.15	13.43	64,824	1.01		1.85		37
12/31/18	14.15	0.28	(0.91)	(0.63)	(0.34)	(0.70)	(1.04)	12.48	(4.75)	57,614	1.02		2.00		22
12/31/19	12.48	0.28	2.19	2.47	(0.38)	(0.62)	(1.00)	13.95	20.21	63,778	1.03		2.02		20
12/31/20	13.95	0.20	1.09	1.29	(0.33)	(0.37)	(0.70)	14.54	9.64	64,030	1.06		1.49		32
06/30/21(4)	14.54	0.09	1.18	1.27	—	—	—	15.81	8.73	66,772	1.03	(5)	1.21	(5)	35

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

Portfolio	12/31/16	12/31/17	12/31/18	12/31/19	12/31/20	06/30/21(4)(5)
SA PGI Asset Allocation Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA PGI Asset Allocation Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA PGI Asset Allocation Class 3	0.00	0.00	0.00	0.00	0.00	0.00
(4)	Unaudited.
(5)	Annualized.

See Notes to Financial Statements

66

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio turnover rate

SA Wellington Capital Appreciation Portfolio Class 1
12/31/16	$42.81	$(0.09)	$0.93	$0.84	$—	$(5.50)	$(5.50)	$38.15	1.98%	$589,734	0.74%		(0.23)%		99%
12/31/17	38.15	0.02	12.31	12.33	—	(3.72)	(3.72)	46.76	32.78	656,955	0.74		0.05		77
12/31/18	46.76	(0.11)	0.27	0.16	—	(6.62)	(6.62)	40.30	(0.75)	706,136	0.74		(0.23)		91
12/31/19	40.30	(0.15)	11.88	11.73	—	(8.43)	(8.43)	43.60	31.17	709,996	0.74		(0.31)		70
12/31/20	43.60	(0.20)	27.70	27.50	—	(6.30)	(6.30)	64.80	64.53	873,694	0.74		(0.39)		118
06/30/21(4)	64.80	(0.16)	4.41	4.25	—	—	—	69.05	6.56	851,114	0.73	(5)	(0.48	)(5)	49

SA Wellington Capital Appreciation Portfolio Class 2
12/31/16	41.51	(0.15)	0.91	0.76	—	(5.50)	(5.50)	36.77	1.85	45,012	0.89		(0.38)		99
12/31/17	36.77	(0.05)	11.85	11.80	—	(3.72)	(3.72)	44.85	32.57	50,028	0.89		(0.11)		77
12/31/18	44.85	(0.19)	0.30	0.11	—	(6.62)	(6.62)	38.34	(0.90)	42,600	0.89		(0.39)		91
12/31/19	38.34	(0.21)	11.25	11.04	—	(8.43)	(8.43)	40.95	30.95	46,494	0.89		(0.46)		70
12/31/20	40.95	(0.27)	25.96	25.69	—	(6.30)	(6.30)	60.34	64.28	63,956	0.89		(0.54)		118
06/30/21(4)	60.34	(0.20)	4.11	3.91	—	—	—	64.25	6.48	62,912	0.88	(5)	(0.64	)(5)	49

SA Wellington Capital Appreciation Portfolio Class 3
12/31/16	40.67	(0.18)	0.88	0.70	—	(5.50)	(5.50)	35.87	1.73	580,733	0.99		(0.49)		99
12/31/17	35.87	(0.09)	11.56	11.47	—	(3.72)	(3.72)	43.62	32.46	643,066	0.99		(0.21)		77
12/31/18	43.62	(0.23)	0.31	0.08	—	(6.62)	(6.62)	37.08	(1.00)	549,342	0.99		(0.49)		91
12/31/19	37.08	(0.24)	10.85	10.61	—	(8.43)	(8.43)	39.26	30.84	655,204	0.99		(0.56)		70
12/31/20	39.26	(0.30)	24.84	24.54	—	(6.30)	(6.30)	57.50	64.11	938,153	0.99		(0.64)		118
06/30/21(4)	57.50	(0.21)	3.90	3.69	—	—	—	61.19	6.42	1,099,895	0.98	(5)	(0.74	)(5)	49

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

Portfolio	12/31/16	12/31/17	12/31/18	12/31/19	12/31/20	06/30/21(4)(5)
SA Wellington Capital Appreciation Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Wellington Capital Appreciation Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Wellington Capital Appreciation Class 3	0.00	0.00	0.00	0.00	0.00	0.00
(4)	Unaudited.
(5)	Annualized.

See Notes to Financial Statements

67

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

SA Wellington Government and Quality Bond Portfolio Class 1
12/31/16	$14.98	$0.24	$(0.02)	$0.22	$(0.22)	$(0.10)	$(0.32)	$14.88	1.42%	$817,141	0.57%		1.59%		61%
12/31/17	14.88	0.28	0.16	0.44	(0.28)	—	(0.28)	15.04	2.97	801,507	0.58		1.86		33
12/31/18	15.04	0.34	(0.34)	0.00	(0.31)	(0.01)	(0.32)	14.72	0.04	777,915	0.57		2.28		16
12/31/19	14.72	0.35	0.73	1.08	(0.41)	—	(0.41)	15.39	7.32	869,709	0.57		2.29		43
12/31/20	15.39	0.26	0.83	1.09	(0.33)	(0.02)	(0.35)	16.13	7.11	1,063,081	0.57		1.59		41
06/30/21(3)	16.13	0.08	(0.35)	(0.27)	—	—	—	15.86	(1.67)	1,135,846	0.56	(4)	1.04	(4)	31

SA Wellington Government and Quality Bond Portfolio Class 2
12/31/16	14.99	0.22	(0.02)	0.20	(0.19)	(0.10)	(0.29)	14.90	1.31	30,780	0.72		1.45		61
12/31/17	14.90	0.26	0.16	0.42	(0.25)	—	(0.25)	15.07	2.85	27,824	0.72		1.72		33
12/31/18	15.07	0.32	(0.33)	(0.01)	(0.29)	(0.01)	(0.30)	14.76	(0.08)	22,895	0.72		2.12		16
12/31/19	14.76	0.33	0.73	1.06	(0.38)	—	(0.38)	15.44	7.19	21,489	0.72		2.14		43
12/31/20	15.44	0.24	0.83	1.07	(0.31)	(0.02)	(0.33)	16.18	6.92	22,787	0.72		1.46		41
06/30/21(3)	16.18	0.07	(0.35)	(0.28)	—	—	—	15.90	(1.73)	20,012	0.71	(4)	0.90	(4)	31

SA Wellington Government and Quality Bond Portfolio Class 3
12/31/16	14.93	0.21	(0.03)	0.18	(0.18)	(0.10)	(0.28)	14.83	1.18	762,516	0.82		1.35		61
12/31/17	14.83	0.24	0.17	0.41	(0.24)	—	(0.24)	15.00	2.78	751,516	0.82		1.62		33
12/31/18	15.00	0.30	(0.34)	(0.04)	(0.27)	(0.01)	(0.28)	14.68	(0.24)	625,760	0.82		2.03		16
12/31/19	14.68	0.31	0.73	1.04	(0.37)	—	(0.37)	15.35	7.06	665,250	0.82		2.04		43
12/31/20	15.35	0.22	0.83	1.05	(0.29)	(0.02)	(0.31)	16.09	6.88	732,226	0.82		1.36		41
06/30/21(3)	16.09	0.06	(0.35)	(0.29)	—	—	—	15.80	(1.80)	721,970	0.81	(4)	0.80	(4)	31

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Unaudited.
(4)	Annualized.

See Notes to Financial Statements

68

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Distributions from net return of capital	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)(5)		Ratio of net investment income (loss) to average net assets(3)(5)		Portfolio turnover rate

SA Wellington Strategic Multi-Asset Portfolio Class 1
12/31/16	$7.59	$0.07	$0.06	$0.13	$(0.14)	$(0.56)	$—	$(0.70)	$7.02	1.85%	$17,015	1.08	%(7)	0.94%		87%
12/31/17	7.02	0.07	1.07	1.14	(0.02)	—	—	(0.02)	8.14	16.26	18,244	0.86		0.93		117
12/31/18	8.14	0.05	(0.65)	(0.60)	(0.10)	(0.31)	—	(0.41)	7.13	(7.49)	15,202	0.86		0.61		83
12/31/19	7.13	0.05	1.31	1.36	(0.01)	(0.00)	—	(0.01)	8.48	19.08	15,509	0.86		0.62		105
12/31/20	8.48	0.02	1.51	1.53	(0.10)	(0.12)	—	(0.22)	9.79	18.12	17,048	0.86		0.18		105
06/30/21(8)	9.79	0.00	0.56	0.56	—	—		—	10.35	5.72	17,420	0.86	(4)	0.01	(4)	48

SA Wellington Strategic Multi-Asset Portfolio Class 3
09/26/16(6) - 12/31/16	7.09	(0.01)	(0.07)	(0.08)	—	—	—	—	7.01	(1.13)	471	1.11	(4)(7)	(0.33	)(4)	87
12/31/17	7.01	0.03	1.10	1.13	(0.02)	—	—	(0.02)	8.12	16.08	13,231	1.11		0.43		117
12/31/18	8.12	0.03	(0.66)	(0.63)	(0.08)	(0.31)	—	(0.39)	7.10	(7.81)	30,078	1.11		0.38		83
12/31/19	7.10	0.03	1.31	1.34	—	(0.00)	—	(0.00)	8.44	18.88	50,779	1.11		0.35		105
12/31/20	8.44	(0.01)	1.50	1.49	(0.08)	(0.12)	—	(0.20)	9.73	17.80	89,474	1.11		(0.09)		105
06/30/21(8)	9.73	(0.01)	0.56	0.55	—	—		—	10.28	5.65	120,877	1.11	(4)	(0.24	)(4)	48

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reimbursements (recoupments) and expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

Portfolio	12/31/16		12/31/17	12/31/18	12/31/19	12/31/20	06/30/21(4)(8)
SA Wellington Strategic Multi-Asset Class 1	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%
SA Wellington Strategic Multi-Asset Class 3	0.00	(4)	0.00	0.00	0.00	0.00	0.00
(4)	Annualized
(5)	Net of the following expense reimbursements/fee waivers (based on average net assets) (See Note 3):

Portfolio	12/31/16		12/31/17	12/31/18	12/31/19	12/31/20	06/30/21(4)(8)
SA Wellington Strategic Multi-Asset Class 1	1.00%		0.86%	0.60%	0.50%	0.44%	0.31%
SA Wellington Strategic Multi-Asset Class 3	2.76	(4)	0.86	0.58	0.51	0.44	0.31
(6)	Commencement of operations.
(7)	Excludes a one time reimbursement the Portfolio received for custody expenses paid in the prior years. If the reimbursement had been applied the ratio of expenses to average net assets would have been 1.03% and 1.05% for Class 1 and Class 3 respectively.
(8)	Unaudited.

See Notes to Financial Statements

69

ANCHOR SERIES TRUST

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Portfolios have adopted a liquidity risk management program. SunAmerica Asset Management, LLC (the “Adviser” or “SunAmerica”), the investment adviser to the Trust, has been designated by the Board to administer the Portfolios’ liquidity risk management program (the “Program”). The Adviser has appointed a Liquidity Risk Management Committee (the “Committee”) comprised of certain officers as well as certain personnel of the Adviser. The Committee is subject to the oversight of the Adviser. The Adviser and the Committee are referred to collectively herein as the “Program Administrator.” The Program is designed to assess, manage and periodically review each Portfolio’s liquidity risk, based on factors specific to the circumstances of each Portfolio. “Liquidity risk” means the risk that a Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of remaining investors’ interests in the Portfolio. During the fiscal year, the Program Administrator provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation.

During the period covered by the liquidity Program report to the Board, the Program supported each Portfolio’s ability to honor redemption requests timely and the Adviser’s management of each Portfolio’s liquidity profile, including during periods of market volatility and net redemptions. The Program Administrator reported that it has reviewed the Program and believes that the Program is reasonably designed to assess and manage the liquidity risk of each Portfolio, that the Program has been effectively implemented to monitor and respond to liquidity developments (where necessary) and is operating effectively, and that the Program addresses potential liquidity risks in connection with the management of the Portfolios. Furthermore, the Program Administrator reported that each Portfolio operated as a “Primarily Highly Liquid Fund” during the review period, and therefore, did not have to comply with the Highly Liquid Investment Minimum requirements. Finally, the Program Administrator reported that each Portfolio had no breaches of the limit on illiquid investments, and therefore, no Board notification or regulatory filings were required.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the Portfolio’s exposure to liquidity risk and other principal risks to which an investment in the Portfolio may be subject.

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ANCHOR SERIES TRUST

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT

AGREEMENT AND SUBADVISORY AGREEMENTS – (unaudited)

The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of Anchor Series Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), of the Trust or its separate series (each, a “Portfolio” and collectively, the “Portfolios”), SunAmerica Asset Management, LLC (“SunAmerica”), Principal Global Investors, LLC (“PGI”) or Wellington Management Company LLP (“Wellington” and together with PGI, the “Subadvisers”), approved the continuation of the Investment Advisory and Management Agreement between the Trust, on behalf of the Portfolios, and SunAmerica (the “Advisory Agreement”) for a one-year period ending June 30, 2022 at a meeting held on June 8-9, 2021 (the “Meeting”).1 The Trust currently consists of the following four separate Portfolios: SA Wellington Government and Quality Bond Portfolio (“Government and Quality Bond Portfolio”), SA Wellington Strategic Multi-Asset Portfolio (“Strategic Multi-Asset Portfolio”), SA Wellington Capital Appreciation Portfolio (“Capital Appreciation Portfolio”) and SA PGI Asset Allocation Portfolio (“Asset Allocation Portfolio”).

At the Meeting, the Board, including the Independent Trustees, also approved the continuation of the Subadvisory Agreement between SunAmerica and Wellington with respect to the Government and Quality Bond Portfolio, Strategic Multi-Asset Portfolio and Capital Appreciation Portfolio and the Subadvisory Agreement between SunAmerica and PGI with respect to the Asset Allocation Portfolio (the “Subadvisory Agreements,” and together with the Advisory Agreement, the “Agreements”), each for a one-year period ending June 30, 2022.

Prior to the June 8-9, 2021 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 18, 2021.

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SunAmerica and the Subadvisers provided, materials relating to the Board’s consideration of whether to approve the continuation of the Agreements. These materials included: (a) a summary of the services provided to the Portfolios by SunAmerica and its affiliates, and by the Subadvisers; (b) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party provider of mutual fund data, on fees and expenses of the Portfolios, and the investment performance of the Portfolios as compared with a peer group of funds, along with fee and performance data with respect to the Portfolios and any other mutual funds or other accounts advised or subadvised by SunAmerica or the Subadvisers with similar investment objectives and/or strategies, as applicable; (c) information on the profitability of SunAmerica and its affiliates, and a discussion relating to indirect benefits; (d) information relating to economies of scale; (e) information about SunAmerica’s general compliance policies and procedures and the services it provides in connection with its oversight of subadvisers; (f) information about SunAmerica’s and the Subadvisers’ risk management processes; (g) information regarding brokerage and soft dollar practices; and (h) information about the key personnel of SunAmerica, and its affiliates, and the Subadvisers, who are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, considered at the Meeting, and from time to time as appropriate, factors it deemed relevant, including the following information:

Nature, Extent and Quality of Services Provided by SunAmerica and the Subadvisers.    The Board, including the Independent Trustees, considered the nature, extent and quality of services provided by SunAmerica. The Board noted that the services include acting as investment manager and adviser to the Portfolios, managing the daily business affairs of the Portfolios, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SunAmerica provides office space, bookkeeping, accounting, legal and compliance, clerical and administrative services, and has authorized its officers and employees, if elected, to serve as officers or Trustees of the Trust without compensation. The Board also noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including the Subadvisers. In addition to the quality of the advisory services provided by SunAmerica, the Board considered the quality of the administrative and other services provided by SunAmerica to the Portfolios pursuant to the Advisory Agreement. The Board further considered the significant risks assumed by SunAmerica in connection with the services provided to the Portfolios, including entrepreneurial risk in sponsoring new funds and ongoing risks such as operational, reputational, liquidity, litigation, regulatory and compliance risks with respect to all Portfolios.

[1]	On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the June meeting was held telephonically in reliance on the Orders.

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In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica’s fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Portfolios. The Board also reviewed the personnel responsible for providing advisory services to the Portfolios and other key personnel of SunAmerica, in addition to current and projected staffing levels and compensation practices. The Board concluded, based on its experience and interaction with SunAmerica, that: (i) SunAmerica would continue to be able to retain quality investment and other personnel; (ii) SunAmerica has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SunAmerica has been responsive to requests of the Board; and (iv) SunAmerica has kept the Board apprised of developments relating to the Portfolios and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered SunAmerica’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica’s experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2021, SunAmerica managed, advised and/or administered approximately $91.6 billion in assets. In addition, the Board considered SunAmerica’s code of ethics and its commitment to compliance generally and with respect to its management and administration of the Portfolios. The Board also considered SunAmerica’s risk management processes. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic. The Board further observed that SunAmerica has developed internal procedures for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ prospectuses. The Board also reviewed SunAmerica’s compliance and regulatory history, and noted that there were no material legal, regulatory or compliance issues that would potentially impact SunAmerica in effectively serving as the investment adviser to the Portfolios.

The Board also considered the nature, extent and quality of services provided by each Subadviser to the applicable Portfolios. The Board observed that the Subadvisers are responsible for providing day-to-day investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Portfolio that each Subadviser manages, subject to the oversight and review of SunAmerica. The Board reviewed each Subadviser’s history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel who are responsible for providing subadvisory services to the Portfolios, and other key personnel of each Subadviser, in addition to current and projected staffing levels and compensation practices, and concluded, based on its experience with the Subadvisers, that each Subadviser: (i) has been able to retain high quality portfolio managers and other investment personnel; (ii) has exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the applicable Subadvisory Agreement; and (iii) has been responsive to requests of the Board and of SunAmerica. In addition, the Board considered each Subadviser’s code of ethics and risk management processes. The Board further observed that each Subadviser has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ prospectuses. The Board also reviewed each Subadviser’s compliance and regulatory history, and noted that there were no material legal, regulatory or compliance issues that would potentially impact the Subadvisers in effectively serving as subadvisers to the Portfolios. The Board concluded that the nature and extent of services provided by each Subadviser under the respective Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fee and that the quality of services continues to be high.

Investment Performance.    The Board, including the Independent Trustees, also considered the investment performance of SunAmerica and the Subadvisers with respect to the Portfolios. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolios as compared to each Portfolio’s peer group (“Peer Group”) and/or peer universe (“Peer Universe”) as independently determined by Broadridge and to an appropriate index or combination of indices, including the Portfolios’ benchmarks. The Board was provided with a description of the methodology used by Broadridge to select the funds in the Peer Groups and Peer Universes.

The Board noted that performance information was for the period ended March 31, 2021. The Board also noted that it regularly reviews the performance of the Portfolios throughout the year. The Board further noted that, while it monitors performance of the Portfolios closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years. The Board noted that while it found the data provided by Broadridge generally useful, it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of performance comparisons may vary depending on the selection of the peer group. The Board also took into account management’s plans to reorganize the Portfolios into other funds managed by SunAmerica.

Asset Allocation Portfolio.    The Board considered that the Portfolio’s performance was below the medians of its Peer Group and Universe for the one-, three-, five- and ten-year periods. The Board further noted that the Portfolio underperformed its Broadridge Index for the one-, three- and five-year periods and outperformed its Broadridge Index for the ten-year period. The Board noted management’s discussion of the Portfolio’s performance, including the impact of market conditions on the Portfolio’s performance, and concluded that the Portfolio’s performance is being appropriately monitored.

Capital Appreciation Portfolio.    The Board considered that the Portfolio’s performance was below the median of its Peer Group for the one-, three- and five-year periods, and equaled the median of its Peer Group for the ten-year period. The Board also noted that the Portfolio’s performance was above the median of its Peer Universe for the one-, three-, five- and ten-year periods. The Board further noted that the Portfolio outperformed its Broadridge Index for the one-, three-, five- and ten-year periods. The Board noted management’s discussion of the Portfolio’s performance, and concluded that the Fund’s performance is satisfactory.

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Government and Quality Bond Portfolio.    The Board considered that the Portfolio’s performance was above the median of its Peer Group for the one- and three-year periods and below the median of its Peer Group for the five- and ten-year periods. The Board also noted that the Portfolio’s performance was above the median of its Peer Universe for the one-, three-, five- and ten-year periods. The Board further noted that the Portfolio outperformed its Broadridge Index for the one-, three-, five-, and ten-year periods. The Board noted management’s discussion of the Fund’s performance, and concluded that the Fund’s performance is satisfactory.

Strategic Multi-Asset Portfolio.    The Board considered that the Fund’s performance was below the median of its Peer Group for the one-, three-, five- and ten-year periods. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the one-, three-, five- and ten-year periods. The Board further noted that the Fund underperformed its Broadridge Index for the one-, three-, five- and ten-year periods. The Board noted management’s discussion of the Fund’s performance, including the impact of market conditions on the Fund’s performance, and concluded that the Fund’s performance is being appropriately monitored.

While the Board noted its concern with respect to the performance of certain of the Portfolios, it also considered that appropriate resources were being dedicated to address these performance concerns. The Board further noted that it would continue to evaluate each such Portfolio’s overall performance and also noted management’s plans to reorganize the Portfolios into other funds managed by SunAmerica.

Consideration of the Management Fees and Subadvisory Fees and the Cost of the Services and Profits to be Realized by SunAmerica, the Subadvisers and their Affiliates from the Relationship with the Portfolios.    The Board, including the Independent Trustees, received and reviewed information regarding the fees paid by the Portfolios to SunAmerica pursuant to the Advisory Agreement and the fees paid by SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica, the Subadvisers or their affiliates in connection with providing such services to the Portfolios.

To assist in analyzing the reasonableness of the management fee for each of the Portfolios, the Board received reports independently prepared by Broadridge. The reports showed comparative fee information for each Portfolio’s Peer Group and/or Peer Universe, as determined by Broadridge, including rankings within each category. In considering the reasonableness of the management fee to be paid by each Portfolio to SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering the Portfolios’ total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by SunAmerica with respect to the Strategic Multi-Asset Portfolio. The Board further considered that, unlike the funds in the Strategic Multi-Asset Portfolio’s Peer Group and Peer Universe, the fee waivers and/or reimbursements being made by SunAmerica with respect to the Portfolio are only reflected in the total expenses category of the Broadridge reports, rather than also being reflected as a specific management fee waiver in the actual management fee category of the Broadridge reports. As a result, the Board took into account that the actual management fees presented by Broadridge for the Strategic Multi-Asset Portfolio in its Peer Group and Peer Universe may appear lower on a relative basis. The Board also considered the various expense components of the Portfolios and compared each Portfolio’s net expense ratio (taking into account any contractual fee caps and waivers) to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the management fee for the Portfolios. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Broadridge as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds.

The Board also considered management fees received by SunAmerica with respect to other mutual funds and accounts with similar investment strategies to the Portfolios, as applicable. The Board noted that the mutual funds identified as similar to the Portfolios are sold only in the variable annuity market and, accordingly, are in different Broadridge classifications, with peer groups consisting of funds underlying variable insurance products. The Board noted that the management fees paid by the Portfolios were reasonable as compared to the fees SunAmerica was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

The Board also received and reviewed information regarding the fees paid by SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements. To assist in analyzing the reasonableness of the subadvisory fees, the Board received a report prepared independently by Broadridge. The report showed comparative fee information for the Portfolios’ Peer Groups and/or Peer Universes that the Trustees used as a guide to help assess the reasonableness of the subadvisory fees. The Trustees noted that Peer Group information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds. The Trustees also considered that the subadvisory fees are paid by SunAmerica out of its management fee and not by the Portfolios, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SunAmerica and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadvisers, respectively.

The Board also considered advisory fees received by the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Portfolio or Portfolios for which they serve as adviser or subadviser, as applicable. The Board noted in particular that Wellington provided its standard institutional fee schedules used for accounts with similar strategies, and Wellington highlighted certain differences between institutional accounts and the applicable Portfolios, including that these accounts are subject to different investment limitations and restrictions and do not experience daily cash flows in a manner similar to the Portfolios. The Board

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also recognized that, with respect to the Asset Allocation Portfolio, the similar accounts identified by PGI utilize a fund of funds structure, which increases overall expenses due to additional fees in the underlying funds held and that these material differences make performance and fee comparisons with the Portfolio less meaningful. The Board then noted that the subadvisory fees paid by SunAmerica to the Subadvisers were reasonable as compared to fees the Subadvisers receive for other such investment companies or clients for which they serve as adviser or subadviser.

Asset Allocation Portfolio.    The Board considered that the Portfolio’s actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Portfolio’s total expenses were above the medians of its Peer Group and Peer Universe. The Board noted that the Fund’s advisory fee contains breakpoints and further noted management’s discussion regarding the Fund’s expenses.

Capital Appreciation Portfolio.    The Board considered that the Portfolio’s actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Portfolio’s total expenses were above the medians of its Peer Group and Peer Universe. The Board noted that the Fund’s advisory fee contains breakpoints and further noted management’s discussion regarding the Fund’s expenses.

Government and Quality Bond Portfolio.    The Board considered that the Portfolio’s actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Portfolio’s total expenses were above the medians of its Peer Group and Peer Universe. The Board noted that the Portfolio’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses.

Strategic Multi-Asset Portfolio.    The Board considered that the Portfolio’s actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Portfolio’s total expenses were above the medians of its Peer Group and Peer Universe. The Board noted that the Fund’s advisory fee contains breakpoints and that SunAmerica has agreed to waive certain fees and cap the Fund’s total expenses. The Board further noted management’s discussion regarding the Fund’s expenses.

Profitability.    The Board also considered SunAmerica’s profitability and the benefits SunAmerica and its affiliates received from their relationship with the Portfolios. The Board received and reviewed financial statements relating to SunAmerica’s financial condition and profitability with respect to the services it provided the Portfolios and considered how profit margins could affect SunAmerica’s ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenue earned and the expenses incurred by SunAmerica, and its affiliates that provide services to the Portfolios on a Portfolio-by-Portfolio basis, as well as an Investment Management Profitability Analysis prepared by an independent information service, Broadridge. In particular, the Board considered the contractual fee waivers and/or expense reimbursements agreed to by SunAmerica.

The Board considered the profitability of SunAmerica under the Advisory Agreement, including the amount of management fees it retained after payment to the Subadvisers, and considered the profitability of SunAmerica’s affiliates under the Rule 12b-1 Plans. The Board also considered that the Trust pays VALIC Retirement Services Company, an affiliate of SunAmerica, a fee for the provision of recordkeeping and shareholder services to contract owners and participants. Additionally, the Board considered whether SunAmerica, the Subadvisers and their affiliates received any indirect benefits from the relationship with the Portfolios. Specifically, the Board observed that, SunAmerica and affiliated insurance companies have entered into arrangements, including arrangements relating to services provided by the insurance companies with respect to certain funds that are available as investment options in annuity products (including the Portfolios). The Board further observed that in calculating their corporate income tax liability as insurance companies, certain affiliated life insurance companies receive a tax benefit with respect to dividends paid by the Portfolios. In addition, it was noted that such affiliated life insurance companies may also rely on foreign tax credits with respect to certain foreign securities held in applicable Portfolios. The Board also noted that certain affiliated life insurance companies also receive financial support from SunAmerica and certain Subadvisers for distribution-related activities, including payments to help offset costs for education and training to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives and that such payments may be derived from investment management fees received by SunAmerica or Subadvisers. In addition, the Board considered that, since shares are offered as investment options through variable annuity contracts and variable life insurance policies (“Variable Contracts”), the investment goals and strategies of the Portfolios, and performance of such Portfolios, may positively or negatively impact an affiliated life insurance company’s ability to hedge, as well as the hedging costs associated with guarantees that an affiliated life insurance company may provide as the issuer of the Variable Contracts.

The Board further considered whether there were any collateral or “fall-out” benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Portfolios. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed the Subadvisers’ financial statements and/or other information and considered whether the Subadvisers had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services.

The Board concluded that SunAmerica and the Subadvisers had the financial resources necessary to perform their obligations under the Agreements and to continue to provide the Portfolios with the high quality services that they had provided in the past. The Board also concluded that the management fee and subadvisory fees were reasonable in light of the factors discussed above.

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Economies of Scale.    The Board, including the Independent Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Portfolios. The Board considered that as a result of being part of the AIG fund complex, the Portfolios share common resources and may share certain expenses, and if the size of the complex increases, each Portfolio could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also took into account that the management fee arrangements included breakpoints that will adjust the fee downward as the size of the Portfolios increase, thereby allowing the shareholders to participate in any economies of scale. The Board further noted that SunAmerica has agreed to contractually cap the total annual operating expenses of Class 1 and Class 3 shares of the Strategic Multi-Asset Portfolio at certain levels. The Board observed that those expense caps benefited shareholders by limiting total fees even in the absence of breakpoints. The Board concluded that the Portfolios’ management fee structures were reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board noted that the Subadvisory Agreements included breakpoints, but did not review specific information regarding whether there have been economies of scale with respect to the Subadvisers’ management of the Portfolios because it regards that information as less relevant at the subadviser level since SunAmerica, and not the Funds, is responsible for paying the subadvisory fees. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement and concluded that the management fee structure, including the amount of management fees retained by SunAmerica, was reasonable in light of the factors described above.

Other Factors.    In consideration of the Agreements, the Board also received information regarding SunAmerica’s and the Subadvisers’ brokerage and soft dollar practices. The Board considered that the Subadvisers are responsible for decisions to buy and sell securities for the Portfolios they manage, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from SunAmerica and from an independent third party which include information on brokerage commissions and execution throughout the year. The Board also considered the benefits SunAmerica and the Subadvisers derive from their soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to SunAmerica and/or the Subadvisers in return for allocating brokerage.

Conclusion.    After a full and complete discussion, the Board approved the Agreements, each for a one-year period ending June 30, 2022. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interests of the Portfolios and the Portfolios’ shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Independent Trustee may have attributed different weights to different factors. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination.

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ANCHOR SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

June 30, 2021 (unaudited)

Filed under Rules 497(e) and 497(k)

Registration Nos. 002-86188

033-52742

ANCHOR SERIES TRUST

SA PGI Asset Allocation Portfolio

SA Wellington Capital Appreciation Portfolio

SA Wellington Government and Quality Bond Portfolio

SA Wellington Strategic Multi-Asset Portfolio

SUNAMERICA SERIES TRUST

SA Columbia Technology Portfolio

SA WellsCap Aggressive Growth Portfolio

(each, a “Portfolio”)

Supplement to the Summary Prospectuses and Prospectuses of each Portfolio,

as supplemented and amended to date

The Board of Trustees of Anchor Series Trust (“AST”), on behalf of each of the SA PGI Asset Allocation Portfolio, the SA Wellington Capital Appreciation Portfolio, the SA Wellington Government and Quality Bond Portfolio and the SA Wellington Strategic Multi-Asset Portfolio, and the Board of Trustees of SunAmerica Series Trust (“SAST”), on behalf of each of the SA Columbia Technology Portfolio and the SA WellsCap Aggressive Growth Portfolio, (each, a “Target Portfolio”), have each determined that it is in the best interests of each of its respective Target Portfolios to reorganize into an existing series (each, an “Existing Acquiring Portfolio”) or a shell series (each, a “Shell Acquiring Portfolio”) of SAST, as shown in the table below. Each Shell Acquiring Portfolio in the table below will have the same investment objectives, strategies and policies as the Target Portfolio of the same name. Each proposed transaction is referred to as a “Reorganization” and each Shell Acquiring Portfolio and Existing Acquiring Portfolio is referred to as an “Acquiring Portfolio.”

Target Portfolios	Acquiring Portfolios
SA Columbia Technology Portfolio, a series of SAST	SA Wellington Capital Appreciation Portfolio, a Shell Acquiring Portfolio of SAST
SA Wellington Capital Appreciation Portfolio, a series of AST	SA Wellington Capital Appreciation Portfolio, a Shell Acquiring Portfolio of SAST
SA PGI Asset Allocation Portfolio, a series of AST	SA JPMorgan Diversified Balanced Portfolio, an Existing Acquiring Portfolio of SAST
SA Wellington Government and Quality Bond Portfolio, a series of AST	SA Wellington Government and Quality Bond Portfolio, a Shell Acquiring Portfolio of SAST
SA Wellington Strategic Multi-Asset Portfolio, a series of AST	SA Wellington Strategic Multi-Asset Portfolio, a Shell Acquiring Portfolio of SAST
SA WellsCap Aggressive Growth Portfolio, a series of SAST	SA JPMorgan Mid-Cap Growth Portfolio, an Existing Acquiring Portfolio of SAST

In each Reorganization, all of the Target Portfolio’s assets and liabilities would be transferred to the respective Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. If the Reorganization is completed, shareholders of the Target Portfolio will receive shares of the respective Acquiring Portfolio, the total value of which will be equal to the total value of their shares of the Target Portfolio on the date of the Reorganization, after which the Target Portfolio will cease operations.

Each Target Portfolio expects to convene a special meeting of its shareholders on or about October 27, 2021 to vote on the approval of its Reorganization. Shareholders of record of each Target Portfolio as of August 3, 2021 (the “Record Date”), are entitled to notice of and to vote at the special meeting, and they will receive proxy materials describing the relevant Reorganization. The Reorganization of the SA Columbia Technology Portfolio is contingent upon the Reorganization of the SA Wellington Capital Appreciation Portfolio. No other Reorganization of a Target Portfolio is contingent upon the Reorganization of any other Target Portfolio.

Until a Reorganization is completed, each Target Portfolio will continue sales and redemptions of its shares as described in its Prospectus. However, holders of shares purchased after the Record Date set for each special meeting of shareholders will not be entitled to vote those shares at the special meeting.

Date: June 24, 2021

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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ANCHOR SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Anchor Series Trust Portfolios voted proxies related to securities held in Anchor Series Trust Portfolios during the most recent twelve month period ended June 30 is available once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trusts’ Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

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Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

G1112SAR.18 (8/21)

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a - 101), or this Item 10.

Item 11.	Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the most recent fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By:	/s/ John T. Genoy
John T. Genoy President

Date: September 08, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy President

Date: September 08, 2021

By:	/s/ Gregory R. Kingston
Gregory R. Kingston Treasurer

Date: September 08, 2021